UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Thomas Park

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2023

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Millennial Consumer ETF (ticker: MILN)
Global X Aging Population ETF (ticker: AGNG)
Global X Health & Wellness ETF (ticker: BFIT)
Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X FinTech ETF (ticker: FINX)
Global X Internet of Things ETF (ticker: SNSR)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Artificial Intelligence & Technology ETF (ticker: AIQ)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Cannabis ETF (ticker: POTX)
Global X Thematic Growth ETF (ticker: GXTG)
Global X Video Games & Esports ETF (ticker: HERO)
Global X Cybersecurity ETF (ticker: BUG)
Global X Telemedicine & Digital Health ETF (ticker: EDOC)
Global X China Biotech Innovation ETF (ticker: CHB)
Global X CleanTech ETF (ticker: CTEC)
Global X Data Center REITs & Digital Infrastructure ETF (ticker: VPN)
Global X Clean Water ETF (ticker: AQWA)
Global X AgTech & Food Innovation ETF (ticker: KROP)
Global X Blockchain ETF (ticker: BKCH)
Global X Hydrogen ETF (ticker: HYDR)
Global X Solar ETF (ticker: RAYS)
Global X Wind Energy ETF (ticker: WNDY)
Global X Green Building ETF (ticker: GRNR)
Global X Metaverse ETF (ticker: VR)
Global X PropTech ETF (ticker: PTEC)
Global X Carbon Credits Strategy ETF (ticker: NTRL)
Global X Defense Tech ETF (ticker: SHLD)

Annual Report

November 30, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov

Management Discussion of Fund Performance (unaudited)

Global X Millennial Consumer ETF

Global X Millennial Consumer ETF

Global X Millennial Consumer ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of U.S. listed companies that provide exposure to the Millennial generation, (“Millennial Companies”). The Millennial generation refers to the demographic cohort in the US with birth years ranging from 1980 to 2000.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 15.87%, while the Underlying Index increased 16.42%. The Fund had a net asset value of $28.43 per share on November 30, 2022 and ended the reporting period with a net asset value of $32.86 on November 30, 2023.

During the reporting period, the highest returns came from Carvana Co. Class A and Meta Platforms Inc. Class A, which returned 306.23% and 177.01%, respectively. The worst performers were Bed Bath & Beyond Inc and 2U Inc., which returned -91.37% and -87.77%, respectively.

The Fund recorded positive returns during the reporting period, capitalizing on the evolving preferences of Millennial and Gen Z consumers, a significant global demographic. These cohorts increasingly favored cutting-edge technology and convenience, driven by heightened social media consumption that propelled mobile shopping and alternative payment methods during the reporting period. Noteworthy trends included a preference for experiential pursuits (such as travel) over material possessions and a discernible shift toward access over ownership, observed in the popularity of ridesharing and collaborative consumption. These trends not only presented lucrative opportunities for modern companies but also contributed to the enduring success of established legacy businesses, fueled by the growing spending capacity of these consumer groups. During the reporting period, the Fund had the highest sector exposure to Consumer Discretionary at 42.78% and Communication Services at 23.77%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Millennial Consumer ETF	15.87%	15.97%	-2.11%	-2.10%	9.11%	9.10%	11.35%	11.29%
Indxx Millennials Thematic Index	16.42%	16.42%	-1.66%	-1.66%	9.65%	9.65%	11.87%	11.87%
S&P 500® Index	13.84%	13.84%	9.76%	9.76%	12.51%	12.51%	13.19%	13.19%

Management Discussion of Fund Performance (unaudited)

Global X Millennial Consumer ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 4, 2016.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)

Global X Aging Population ETF

Global X Aging Population ETF

Global X Aging Population ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Aging Population Thematic Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies listed in developed markets that are expected to directly or indirectly contribute to increasing the life-spans of the senior population of the world. The Underlying Index provides access to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities and specialized health care services, which respond to the needs of this demographic.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 2.42%, while the Underlying Index increased 2.80%. The Fund had a net asset value of $26.46 per share on November 30, 2022 and ended the reporting period with a net asset value of $26.93 on November 30, 2023.

During the reporting period, the highest returns came from Seagen, Inc. and Novo Nordisk A/S Class B, which returned 75.64% and 68.44%, respectively. The worst performers were FibroGen, Inc. and Cano Health, Inc. Class A, which returned -96.16% and -96.12%, respectively.

The Fund recorded modestly positive returns during the reporting period as advances in medical science and technology supported growth of the healthcare industry. Continued growth of the aging population theme resulted in increased demand for medical care and healthcare services, leading to positive investor sentiment. Growing focus on research and development (R&D) in the medical industry towards addressing age-related disorders like cardiovascular illnesses and type 2 diabetes also played a role in growing returns. Furthermore, senior living facilities benefited from increased demand for round-the-clock care and operational improvements to better scale care. Ongoing supply chain and macroeconomic headwinds limited upside in the Fund during the reporting period, with inflationary pressures impacting margins in the medical devices sector. The Fund also benefitted from a slower-than-expected rebound for aging-related surgical procedures following the COVID-19 pandemic.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Aging Population ETF	2.42%	1.54%	0.79%	0.63%	6.28%	6.10%	8.62%	8.86%
Indxx Aging Population Thematic Index	2.80%	2.80%	1.03%	1.03%	6.51%	6.51%	8.90%	8.90%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	9.07%	9.07%	9.71%	9.71%

Management Discussion of Fund Performance (unaudited)

Global X Aging Population ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)

Global X Health & Wellness ETF

Global X Health & Wellness ETF

Global X Health & Wellness ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Health & Wellness Thematic Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies listed in developed markets that provide products and services aimed at promoting physical wellness through active and healthy lifestyles, including but not limited to fitness equipment and technology, athletic apparel, nutritional supplements, and organic/ natural food offerings.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 5.64%, while the Underlying Index increased 6.04%. The Fund had a net asset value of $21.37 per share on November 30, 2022 and ended the reporting period with a net asset value of $22.35 on November 30, 2023.

During the reporting period, the highest returns came from BellRing Brands, Inc. and WW International, Inc., which returned 112.36% and 105.08%, respectively. The worst performers were F45 Training Holdings, Inc. and Li Ning Company Limited, which returned -66.17% and -63.76%, respectively.

The Fund recorded positive returns during the reporting period as increased focus on health, prevention, and self-care among consumers supported the global health and wellness market. Higher consumer spending on products and services geared towards maintaining a healthy and active lifestyle further supported investor sentiment. Technological advancements and integration of digital devices in the health and wellness industry increased demand for fitness wearable devices. Furthermore, the wellness economy continued to grow amid increased government expenditure on the development of sophisticated healthcare infrastructure and new medical technologies. Ongoing supply chain and recessionary concerns limited upside in the Fund during the reporting period, with slower-than-expected demand for high end home workout equipment and athletic apparel. During the reporting period, the Fund had an average approximate stock exposure of 39.93% in the United States and 14.72% in Japan. By sector, the Fund had its highest exposures, on average, to Consumer Discretionary at 70.84%, followed by Consumer Staples at 23.61%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Health & Wellness ETF	5.64%	5.36%	-1.71%	-1.93%	4.52%	4.35%	6.27%	6.34%
Indxx Global Health & Wellness Thematic Index	6.04%	6.04%	-1.38%	-1.38%	4.90%	4.90%	6.70%	6.70%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	9.07%	9.07%	9.71%	9.71%

Management Discussion of Fund Performance (unaudited)

Global X Health & Wellness ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)

Global X Robotics & Artificial Intelligence ETF

Global X Robotics & Artificial Intelligence ETF

Global X Robotics & Artificial Intelligence ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index seeks to invest in companies that potentially stand to benefit from increased adoption and utilization of robotics and artificial intelligence (AI), including those involved with industrial robotics and automation, non-industrial robots, and autonomous vehicles.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 25.75%, while the Underlying Index increased 26.09%. The Fund had a net asset value of $21.09 per share on November 30, 2022 and ended the reporting period with a net asset value of $26.47 on November 30, 2023.

During the reporting period, the highest returns came from Rainbow Robotics and Symbotic Inc., which returned 448.70% and 199.60%, respectively. The worst performers were Tusimple Holdings Inc. Class A and Faro Technologies Inc., which returned -62.18% and -38.60%, respectively.

The Fund recorded positive returns during the reporting period amid heightened adoption rates of automation to combat labor shortages and supply chain inefficiencies in artificial intelligence, alongside other advancements. Industrial robotics installations experienced momentum worldwide over the course of the reporting period. This trend was fueled by the increasing affordability and sophistication of robots, which led to higher precision and productivity across various industries. Concurrently, the shift towards reshoring and supply chain diversification spurred demand for automated manufacturing. This demand proved crucial in enhancing quality, reducing costs, and maintaining global competitiveness. In the U.S. specifically, substantial investment in chip manufacturing also propelled automation. Similarly, service robots, especially those used in delivery and healthcare, also expanded their presence due to advancements in generative AI technology and the growing use of internet of things devices. During the reporting period, the Fund had an average approximate stock exposure of 46.74% in United States and 32.29% in Japan. By sector, the Fund had its highest average sector exposure to Information Technology at 42.77%, followed by Industrials at 39.46%).

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Robotics & Artificial Intelligence ETF	25.75%	23.56%	-5.73%	-5.65%	6.76%	6.69%	8.83%	8.81%
Indxx Global Robotics & Artificial Intelligence Thematic Index	26.09%	26.09%	-5.24%	-5.24%	7.22%	7.22%	9.22%	9.22%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	9.07%	9.07%	9.32%	9.32%

Management Discussion of Fund Performance (unaudited)

Global X Robotics & Artificial Intelligence ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)

Global X FinTech ETF

Global X FinTech ETF

The Global X FinTech ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global FinTech Thematic Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide financial technology products and services, including companies involved in mobile payments, peer-to-peer (“P2P”) and marketplace lending, financial analytics software and alternative currencies (collectively, “FinTech Companies”), as defined by Indxx, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 9.70%, while the Underlying Index increased 10.00%. The Fund had a net asset value of $20.44 per share on November 30, 2022 and ended the reporting period with a net asset value of $22.37 on November 30, 2023.

During the reporting period, the highest returns came from Coinbase Global Inc. Class-A and Riot Platforms Inc., which returned 172.73% and 169.89%, respectively. The worst performers were Sunlight Financial Holdings Inc. Class A and Linklogis Inc. Class-B, which returned -61.33% and -55.42%, respectively.

The Fund recorded positive performance during the reporting period as digital wallet adoption and point-of-sale (POS) systems generated additional revenues for FinTech Companie. In response to the U.S. Federal Reserve’s increase in interest rates and borrowing costs, market players adapted to the economic environment by embracing new features and functionalities to stabilize revenues, with a focus on improving margins. Furthermore, the rise of artificial intelligence and machine learning reduced costs for financial institutions in assessing the credibility of borrowers and their spending behaviors. Lastly, the broader improvement in the crypto industry further helped boost revenues and profits in crypto exposed franchises of FinTech Companies. Companies that supply financial software and technology to traditional banks and legacy financial institutions also saw strong performance, and banks continued to spend incremental dollars on digitizing their information technology. During the reporting period, the Fund had an average approximate stock exposure of 62.90% in United States. By sector, it had the highest exposure to Financials at 66.39% and Information Technology at 27.47%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FinTech ETF	9.70%	8.82%	-17.87%	-17.92%	-0.68%	-0.73%	6.49%	6.46%
Indxx Global Fintech Thematic Index	10.00%	10.00%	-17.58%	-17.58%	-0.22%	-0.22%	7.04%	7.04%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	9.07%	9.07%	9.32%	9.32%

Management Discussion of Fund Performance (unaudited)

Global X FinTech ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)

Global X Internet of Things ETF

Global X Internet of Things ETF

Global X Internet of Things ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index seeks to invest in companies that stand to potentially benefit from the broader adoption of the Internet of Things (“IoT”). This includes the development and manufacturing of semiconductors and sensors, integrated products and solutions, and applications serving smart grids, smart homes, connected cars, and the industrial internet.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 7.26%, while the Underlying Index increased 7.78%. The Fund had a net asset value of $30.54 per share on November 30, 2022 and ended the reporting period with a net asset value of $32.45 on November 30, 2023.

During the reporting period, the highest returns came from Samsara Inc. CL-A and Arlo Technologies Inc., which returned 188.98% and 137.96%, respectively. The worst performers were Butterfly Network Inc. and Spirent Communications Plc, which returned -70.52% and -55.14%, respectively.

The Fund recorded positive returns during the reporting period amid heightened industrial and automotive demand due to increased spending on industrial automation and growing use of semiconductors in autonomous vehicles. Furthermore, businesses benefitted through the synergy between IoT, data analytics, and generative artificial intelligence (AI) to optimize operations and improve customer experiences. Enhanced connectivity through high-speed internet, including 5G networks, provided greater network reliability and opened new possibilities for IoT applications in areas such as smart cities and healthcare. Lastly, increased deployments of IoT solutions amid development of more robust encryption protocols and security measures further supported IoT growth. During the reporting period, by sector, the Fund had the highest average exposure to Information Technology at 65.51% and Industrials at 17.10%.

Management Discussion of Fund Performance (unaudited)

Global X Internet of Things ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Internet of Things ETF	7.26%	6.64%	3.33%	3.34%	13.42%	13.45%	12.12%	12.12%
Indxx Global Internet of Things Thematic Index	7.78%	7.78%	3.72%	3.72%	13.80%	13.80%	12.50%	12.50%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	9.07%	9.07%	9.32%	9.32%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)

Global X Internet of Things ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous pages.

Management Discussion of Fund Performance (unaudited)

Global X U.S. Infrastructure Development ETF

Global X U.S. Infrastructure Development ETF

Global X U.S. Infrastructure Development ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment (collectively, “U.S. Infrastructure Development Companies”), as defined by Indxx, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 13.63%, while the Underlying Index increased 14.31%. The Fund had a net asset value of $27.94 per share on November 30, 2022 and ended the reporting period with a net asset value of $31.50 on November 30, 2023.

During the reporting period, the highest returns came from Powell Industries Inc. and Atlas Technical Consultants, which returned 221.37% and 124.21%, respectively. The worst performers were Titan Machinery Inc. and Calix Inc., which returned -48.08% and -45.88%, respectively.

The Fund recorded a positive performance during the reporting period as U.S. Infrastructure Development Companies continued to benefit from high demand for construction work and positive sentiments toward the Infrastructure Investment and Jobs Act (IIJA), Inflation Reduction Act (IRA), and CHIPS Act. The United States also experienced a surge in manufacturing construction spending as companies reoriented their supply chains in the fallout from disruptive events such as the COVID-19 pandemic and conflict in Ukraine. Infrastructure companies with the expertise to build out industrial capacity also benefitted from this onshoring trend. Lastly, after softening around the beginning of the reporting period, construction input prices stabilized, providing support for materials suppliers within the Fund. During the reporting period, by sector, the Fund had the highest exposure to Industrials at 71.80% and Materials at 22.00%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X U.S. Infrastructure Development ETF	13.63%	13.59%	16.62%	16.53%	15.98%	15.95%	12.31%	12.31%
Indxx U.S. Infrastructure Development Index	14.31%	14.31%	17.32%	17.32%	16.60%	16.60%	12.90%	12.90%
S&P 500® Index	13.84%	13.84%	9.76%	9.76%	12.51%	12.51%	12.17%	12.17%

Management Discussion of Fund Performance (unaudited)

Global X U.S. Infrastructure Development ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 6, 2017.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)

Global X Autonomous & Electric Vehicles ETF

Global X Autonomous & Electric Vehicles ETF

Global X Autonomous & Electric Vehicles ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are involved in the development of electric vehicles and/or autonomous vehicles, including companies that produce electric/hybrid vehicles, electric/hybrid vehicle components and materials, autonomous driving technology, and network connected services for transportation, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 2.71%, while the Underlying Index increased 2.64%. The Fund had a net asset value of $22.89 per share on November 30, 2022 and ended the reporting period with a net asset value of $23.19 on November 30, 2023.

During the reporting period, the highest returns came from NVIDIA Corporation and Hyster-Yale Materials Handling, Inc. Class A, which returned 176.47% and 67.61%, respectively. The worst performers were Plug Power Inc. and Innoviz Technologies Ltd., which returned -74.69% and -68.16%, respectively.

The Fund recorded modestly positive returns during the reporting period due to strong performances from big tech companies that are aligned with autonomous vehicle development as well as continued growth for the electric vehicle (“EV”) industry. A combination of accommodative government policy, technological innovation, deployment of charging infrastructure, and expanded commitments from traditional automakers continued to support progress in EV adoption. Declining battery-related commodity costs and price wars between automakers improved EV affordability, although they continue to sell at an upfront premium to internal combustion engine vehicles. EV sales did not grow as quickly as expected during the reporting period due to economic headwinds in China and elevated borrowing costs for consumers around the world. During the reporting period, the Fund had an average approximate stock exposure of 55.50% in the United States and 10.81% in Japan. By sector, it had the highest average exposure to Consumer Discretionary at 35.39%, followed by Information Technology at 29.80%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Autonomous & Electric Vehicles ETF	2.71%	1.65%	2.94%	2.75%	13.34%	13.32%	9.33%	9.27%
Solactive Autonomous & Electric Vehicles Index	2.64%	2.64%	3.17%	3.17%	13.53%	13.53%	9.49%	9.49%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	9.07%	9.07%	7.51%	7.51%

Management Discussion of Fund Performance (unaudited)

Global X Autonomous & Electric Vehicles ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on April 13, 2018.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)

Global X Artificial Intelligence & Technology ETF

Global X Artificial Intelligence & Technology ETF

Global X Artificial Intelligence & Technology ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence & Big Data Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that are positioned to benefit from the further development and implementation of artificial intelligence technology, as well as to companies that provide critical technology and services for the analysis of large and complex data sets (collectively, “Artificial Intelligence & Big Data Companies”).

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 38.56%, while the Underlying Index increased 39.45%. The Fund had a net asset value of $21.54 per share on November 30, 2022 and ended the reporting period with a net asset value of $29.73 on November 30, 2023.

During the reporting period, the highest returns came from Alchip Technologies Ltd. and Super Micro Computer Inc., which returned 233.68% and 203.08%, respectively. The worst performers were Meituan-Class B and Envestnet Inc., which returned -44.66% and -41.49%, respectively.

The Fund recorded positive performance during the reporting period as strong growth in the artificial intelligence (“AI”) market and its positive impact on productivity supported economic gains. The growing use of AI-as-a-service gave an opportunity for cloud computing companies to monetize their services by partnering with emerging AI startups and upselling additional cloud infrastructure to their expansive user bases. Additionally, the introduction of new generative AI tools to enhance user experiences contributed to the Fund’s performance. Multi-sectoral applications of AI for automation, productivity enhancement, and quality control gave investors confidence in companies looking to utilize AI for improving profit margins. Investor confidence was also boosted as the technology companies operating in this realm prioritized cost-cutting measures and workforce reductions to enhance margins and improve bottom-line performance. During the reporting period, the Fund had the highest average sector exposure to Information Technology at 61.36%, followed by Communication Services at 14.79%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Artificial Intelligence & Technology ETF	38.56%	37.28%	5.14%	4.98%	16.43%	16.45%	13.60%	13.60%
Indxx Artificial Intelligence & Big Data Index	39.45%	39.45%	5.67%	5.67%	16.94%	16.94%	14.09%	14.09%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	9.07%	9.07%	7.23%	7.23%

Management Discussion of Fund Performance (unaudited)

Global X Artificial Intelligence & Technology ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 11, 2018.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Genomics & Biotechnology ETF

Global X Genomics & Biotechnology ETF

Global X Genomics & Biotechnology ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of genomic science and biotechnology, as well as applications thereof (collectively, “Genomics & Biotechnology Companies”), as defined by Solactive AG, the provider of the Underlying Index (“Index Provider”). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Genomics & Biotechnology Company if it derives at least 50% of its revenue, operating income, or assets from genomics and/or biotechnology.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 22.60%, while the Underlying Index decreased 22.22%. The Fund had a net asset value of $13.45 per share on November 30, 2022 and ended the reporting period with a net asset value of $10.41 on November 30, 2023.

During the reporting period, the highest returns came from Avidity Biosciences Inc. and Natera Inc., which returned 42.52% and 36.07%, respectively. The worst performers were Bionano Genomics Inc. and Sangamo Therapeutics Inc., which returned -93.53% and -91.88%, respectively.

The Fund recorded negative returns during the reporting period on account of challenges faced by biotechnology companies due to growing inflationary pressures and regulatory scrutiny. Rising interest rates affected biotech companies that rely on debt financing to fund their research and development expenses. This forced the industry to prioritize operational efficiencies to expand cash runway and accelerate the path towards profitability, in turn, deprioritizing product innovation. Genomics & Biotechnology Companies were also impacted by a slowdown in mergers and acquisitions (M&A) amid growing scrutiny from regulatory bodies that has put a hold on potential exit opportunities for smaller genomics companies. Continued supply chain constraints also hampered the industry during the reporting period, resulting in shortages of key medications and more costly manufacturing of complex treatment categories.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Genomics & Biotechnology ETF	-22.60%	-22.81%	-20.83%	-20.83%	-7.88%	-7.49%
Solactive Genomics Index	-22.22%	-22.22%	-20.49%	-20.49%	-7.42%	-7.42%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	8.30%	8.30%

Management Discussion of Fund Performance (unaudited)
Global X Genomics & Biotechnology ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on April 5, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Cloud Computing ETF

Global X Cloud Computing ETF

Global X Cloud Computing ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed and emerging markets that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing Software-as-a-Service (SaaS), Platform-as-a-Service (PaaS), Infrastructure-as-a-Service (IaaS), managed server storage space and data center REITs, and/or cloud and edge computing infrastructure and hardware (collectively, “Cloud Computing Companies”), as defined by Indxx LLC, the provider of the Indxx Global Cloud Computing Index.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 23.97%, while the Underlying Index increased 24.77%. The Fund had a net asset value of $16.77 per share on November 30, 2022 and ended the reporting period with a net asset value of $20.79 on November 30, 2023.

During the reporting period, the highest returns came from Shopify Inc. Class-A and Fastly Inc. Class-A, which returned 78.13% and 71.95%, respectively. The worst performers were 2U Inc. and Paycom Software Inc., which returned -87.77% and -46.17%, respectively.

The Fund recorded positive returns during the reporting period resulting from a broad uplift in profitability for companies as well as an increased adoption of cloud technology and generative artificial intelligence (“AI”)-based products and services. Hyperscale cloud platforms capitalized on the generative AI platform shift by quickly enabling access to emerging large-language models through their platforms, and cross selling cloud services to new customers. Similarly, software companies were able to incrementally monetize their offerings by building automated and AI-driven end solutions to clients looking to improve efficiency. Lastly, technology companies operating in the cloud computing market also focused on cost-cutting measures and workforce reductions to enhance margins and improve bottom-line performance, which helped boost broad investor confidence. The continued rise and use of data-heavy assets further helped drive spending on cloud computing services during the period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Cloud Computing ETF	23.97%	23.78%	-6.45%	-6.53%	7.61%	7.68%
Indxx Global Cloud Computing Index	24.77%	24.77%	-5.85%	-5.85%	8.28%	8.28%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	8.23%	8.23%

Management Discussion of Fund Performance (unaudited)
Global X Cloud Computing ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on April 12, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Cannabis ETF

Global X Cannabis ETF

Global X Cannabis ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Cannabis Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index, designed to provide exposure to exchange-listed companies that are active in the cannabis industry (collectively, “Cannabis Companies”). In order to be eligible for inclusion in the Cannabis Index, a company is considered by the Index Provider to be a Cannabis Company if it derives at least 50% of its revenue, operating income, or assets from the cannabis industry. These companies include those involved in the following areas of the cannabis industry: (i) the legal production, growth and distribution of marijuana, as well as extracts, derivative products or synthetic versions thereof; (ii) the legal production, growth and distribution of hemp, as well as extracts, derivative products or synthetic versions thereof; (iii) financial services (insurance offerings, property leasing, financing, capital markets activity and investments) provided to companies involved in the production, growth and distribution of cannabis; (iv) pharmaceutical applications of cannabis; (v) cannabidiol (better known as CBD) and cannabis oil products, edibles, topicals, drinks and other products; and (vi) products that may be used to consume cannabis; and (vii) the provision of software and/or online marketplaces or platforms primarily for the cannabis sector.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 61.63%, while the Underlying Index decreased 63.58%. The Fund had a net asset value of $14.95 per share on November 30, 2022 and ended the reporting period with a net asset value of $5.52 on November 30, 2023.

During the reporting period, the highest returns came from Hexo Corp. and Organigram holdings Inc., which returned 325.84% and 26.60%, respectively. The worst performers were Flora Growth Corp. and MYMD Pharmaceuticals Inc., which returned -87.50% and -86.92%, respectively.

The Fund recorded negative performance during the reporting period amid challenges of a large illicit cannabis market and varied regulatory landscape across key markets. Increased supply in the cannabis market and stringent tax requirements in legal jurisdictions hampered investor sentiment towards Cannabis Companies. Additionally, limited accessibility of capital amid a high interest rate environment and complicated regulatory landscape reduced growth prospects of Cannabis Companies. Slower-than-expected regulatory actions in key markets like the United States and Germany have delayed consolidation efforts from key market players to improve margins and achieve profitability. Lastly, chances of a recession decreased consumer spending on perceived non-essential items, including cannabis products. During the reporting period, the Fund had an average approximate stock exposure of 54.94% in Canada and 34.06% in United States. By sector, it had the highest exposure to Health Care at 65.51% and Real Estate at 18.48%.

Management Discussion of Fund Performance (unaudited)
Global X Cannabis ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Cannabis ETF	-61.63%	-62.50%	-56.06%	-56.37%	-52.38%	-52.86%
Solactive Cannabis Index	-63.58%	-63.58%	-57.51%	-57.51%	-54.61%	-54.61%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	8.61%	8.61%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 17, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Cannabis ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Thematic Growth ETF

Global X Thematic Growth ETF

The Global X Thematic Growth ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Thematic Growth Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index seeks to provide broad exposure to thematic growth strategies using a portfolio of exchange-traded funds (each, an “Underlying ETF”). The Underlying Index allocates index weights among the Underlying ETFs based on a quantitative methodology developed by Solactive AG, the provider of the Underlying Index, which is designed to determine the selection and weighting of the eligible Underlying ETFs.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 10.30%, while the Underlying Index decreased 10.39%. The Fund had a net asset value of $26.14 per share on November 30, 2022 and ended the reporting period with a net asset value of $23.05 on November 30, 2023.

During the reporting period, the highest returns came from Global X Blockchain ETF and Global X Social Media ETF, which returned 68.55% and 25.11%, respectively. The worst performers were Global X Cannabis ETF and Global X Lithium & Battery ETF, which returned -62.50% and -30.53%, respectively.

The Fund performed negatively during the reporting period on account of the performance of its underlying themes. A portion of the Fund’s negative returns were due to higher interest rates, elevated material costs and permit delays associated with renewable energy companies. Additionally, inflationary pressures, regulatory scrutiny and competition from generic manufacturers adversely impacted the performance of the biotechnology stocks. Within the disruptive materials space, dampened demand leading to higher supply levels amid an uncertain macroeconomic environment negatively contributed to the Fund’s performance. Meanwhile, lithium prices were weighed down by performance in the Chinese spot market, amid weakened demand and bearish sentiment.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Thematic Growth ETF	-10.30%	-10.78%	-17.39%	-17.45%	-1.18%	-0.99%
Solactive Thematic Growth Index	-10.39%	-10.39%	-17.63%	-17.63%	-1.41%	-1.41%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	8.52%	8.52%

Management Discussion of Fund Performance (unaudited)
Global X Thematic Growth ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 25, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous pages.

Management Discussion of Fund Performance (unaudited)
Global X Video Games & Esports ETF

Global X Video Games & Esports ETF

Global X Video Games & Esports ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased consumption related to video games and esports, including companies whose principal business is in video game development/publishing, video game and esports content distribution and streaming, operating/owning esports leagues/teams, and producing video game/ esports hardware, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 5.29%, while the Underlying Index increased 5.71%. The Fund had a net asset value of $18.96 per share on November 30, 2022 and ended the reporting period with a net asset value of $19.93 on November 30, 2023.

During the reporting period, the highest returns came from Applovin Corp. Class-A and International Games System Co Ltd., which returned 160.10% and 79.18%, respectively. The worst performers were Skillz Inc. Class A and Gumi Inc., which returned -69.56% and -55.60%, respectively.

The Fund recorded positive returns during the reporting period due to the launch of new generations of hardware, improvements in supply chains and back-log orders, continued adoption and innovation in mobile gaming, and the increased use of virtual and augmented reality technologies. Casual mobile gaming continues to remain popular, attracting a significant number of players worldwide. Key mobile platforms brought increasingly media-rich and high-fidelity gaming experiences on smaller devices, driving a resurgence of in-app purchases and rise in the popularity of online multiplayer games. Higher investments and increased merger and acquisition (M&A) activity helped drive growth both for the acquiring companies and broader industry. Lastly, consumer access to games on the go without having to carry around a console or gaming personal computer (PC) weighed positively for mobile cloud gaming industry. During the reporting period, the Fund had an average approximate stock exposure of 33.21% in United States and 27.40% in Japan. By sector, it had the highest exposure to Communication Services at 88.90%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Video Games & Esports ETF	5.29%	3.13%	-10.78%	-11.04%	7.72%	7.53%
Solactive Video Games & Esports Index	5.71%	5.71%	-10.38%	-10.38%	8.21%	8.21%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	8.52%	8.52%

Management Discussion of Fund Performance (unaudited)
Global X Video Games & Esports ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 25, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Cybersecurity ETF

Global X Cybersecurity ETF

Global X Cybersecurity ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased adoption of cybersecurity technology, including but not limited to companies whose principal business is in the development and management of security protocols preventing intrusion and attacks to systems, networks, applications, computers, and mobile devices, as determined by Indxx LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 19.29%, while the Underlying Index increased 19.89%. The Fund had a net asset value of $22.85 per share on November 30, 2022 and ended the reporting period with a net asset value of $26.84 on November 30, 2023.

During the reporting period, the highest returns came from Crowdstrike Holdings Inc. A and Varonis Systems Inc., which returned 101.44% and 97.22%, respectively. The worst performers were Arqit Quantum Inc. and A10 Networks Inc., which returned -93.55% and -32.08%, respectively.

The Fund recorded positive returns during the reporting period as increased digitalization and interconnectedness in the economy drove growth of the cybersecurity market. Spending on cybersecurity solutions was boosted by increasing attacks on corporations and governments, digital warfare emanating from major global conflicts, and emerging new possibilities with the rise of technologies like generative artificial intelligence (AI). Corporations responded to the escalating trend of targeted cyber-attacks by increasing investments in security technologies that suit a cloud-native deployment model of information technology (IT), cutting costs. Rising cases of complex cyber threats led to implementation of new technologies for enhancing threat detection and automating security processes. Government programs enacted in the wake of the COVID-19 pandemic to broadly safeguard citizens from a complex and worsening IT landscape also helped drive the market forward, contributing to the Fund’s positive returns. During the reporting period, the Fund had an average approximate stock exposure of 68.02% in United States and 14.06% in Israel.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Cybersecurity ETF	19.29%	18.46%	6.47%	6.25%	15.60%	16.03%
Indxx Cybersecurity Index	19.89%	19.89%	6.89%	6.89%	16.12%	16.12%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	8.52%	8.52%

Management Discussion of Fund Performance (unaudited)
Global X Cybersecurity ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 25, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Telemedicine & Digital Health ETF

Global X Telemedicine & Digital Health ETF

Global X Telemedicine & Digital Health ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Telemedicine & Digital Health Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of telemedicine and digital health, as well as applications thereof (collectively, “Telemedicine & Digital Health Companies”), as defined by Solactive AG, the provider of the Underlying Index (the “Index Provider”). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Telemedicine & Digital Health Company if it derives at least 50% of its revenue, operating income, or assets from telemedicine and/ or digital health. Telemedicine & Digital Health Companies include those involved in the following business activities: (i) telemedicine, (ii) healthcare analytics, (iii) connected healthcare devices, and/ or (iv) administrative digitization.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 26.82%, while the Underlying Index decreased 26.69%. The Fund had a net asset value of $12.23 per share on November 30, 2022 and ended the reporting period with a net asset value of $8.95 on November 30, 2023.

During the reporting period, the highest returns came from Hims & Hers Health, Inc. Class A. and GoodRx Holdings, Inc. Class A, which returned 43.62% and 37.39%, respectively. The worst performers were Bionano Genomics Inc. and Invitae Corp., which returned -92.74% and -84.18%, respectively.

The Fund recorded negative returns during the reporting period as contracting operating margins, slower-than-expected regulatory activity, and ongoing inflationary concerns slowed industry growth which impacted the performance of Telemedicine & Digital Health Companies. A high interest rate environment and limited debt availability slowed innovation in the sector and delayed interoperability timelines for digital health firms. This, in turn, slowed adoption by healthcare professionals and delayed mergers and acquisitions (M&A) activity that would help consolidate and streamline a fragmented industry. Continued inflationary pressures increased the cost of medical equipment and pharmaceutical drugs, limiting physician and hospital budgets for increased digitization and automation.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Telemedicine & Digital Health ETF	-26.82%	-26.89%	-21.36%	-21.48%	-14.71%	-14.79%
Solactive Telemedicine & Digital Health Index	-26.69%	-26.69%	-21.01%	-21.01%	-14.32%	-14.32%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	8.68%	8.68%

Management Discussion of Fund Performance (unaudited)
Global X Telemedicine & Digital Health ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on July 29, 2020.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X China Biotech Innovation ETF

Global X China Biotech Innovation ETF

Global X China Biotech Innovation ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Biotech Innovation Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are directly involved in China’s biotechnology industry. In constructing the Underlying Index, the Solactive AG, the provider of the Underlying Index utilizes FactSet Industry classifications to identify companies that are directly involved in the biotechnology industry. Only those securities classified in the biotechnology industry according to FactSet as of each rebalance date are eligible for inclusion in the index. The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 11.66%, while the Underlying Index decreased 11.00%. The Fund had a net asset value of $9.68 per share on November 30, 2022 and ended the reporting period with a net asset value of $8.51 on November 30, 2023.

During the reporting period, the highest returns came from Hebei Changshan Biochemical Pharmaceutical Co., Ltd. Class A and Pacific Shuanglin Bio-pharmacy Co., Ltd. Class A, which returned 161.33% and 48.71%, respectively. The worst performers were Kintor Pharmaceutical Ltd. and CanSino Biologics, Inc. Class A, which returned -75.35% and -62.06%, respectively.

The Fund recorded negative returns during the reporting period amid growing inflationary pressures and regulatory scrutiny. Demand for contract research services and lab equipment declined amid tightening budgets and limited availability of funding. Enforcement of global regulatory reforms for drug manufacturing companies adversely impacted market sentiment. In a parallel development, China’s biotech IPO volumes declined against the backdrop of reduced investor confidence and earnings volatility. Investments in Chinese drugmaker companies declined, as investors from the US and other countries remained cautious of the stringent financing environment within the biotech industry. This also slowed down mergers and acquisitions (M&A) activity in the industry, putting a hold to potential exit opportunities for smaller healthcare firms.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Biotech Innovation ETF	-11.66%	-12.91%	-16.81%	-17.06%	-16.27%	-16.45%
Solactive China Biotech Innovation Index	-11.00%	-11.00%	-16.24%	-16.24%	-15.69%	-15.69%
MSCI Emerging Markets Index (Net)	4.21%	4.21%	-4.04%	-4.04%	-0.48%	-0.48%

Management Discussion of Fund Performance (unaudited)
Global X China Biotech Innovation ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 22, 2020.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X CleanTech ETF

Global X CleanTech ETF

The Global X CleanTech ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global CleanTech Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of technologies focused on improving the efficiency of renewable energy production and/or mitigating the adverse environmental effects of resource consumption (“CleanTech”), including, but not limited to, companies whose principal business is in developing technology relating to renewable energy, energy efficiency and storage, smart grid, lithium-ion batteries and/or fuel cells, and/or pollution prevention/amelioration (collectively, “CleanTech Companies”), as defined by Indxx LLC, the provider of the Underlying Index (“Index Provider”).

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 38.90%, while the Underlying Index decreased 38.76%. The Fund had a net asset value of $16.20 per share on November 30, 2022 and ended the reporting period with a net asset value of $9.88 on November 30, 2023.

During the reporting period, the highest returns came from Fluence Energy, Inc. Class A and Simplo Technology Co. Ltd., which returned 45.98% and 36.03%, respectively. The worst performers were Sunpower Corporation and Maxeon Solar Technologies, Ltd., which returned -82.89% and -81.74%, respectively.

The Fund performed negatively during the reporting period as CleanTech equipment manufacturers continued to have their performance impacted by rising inflation, supply bottlenecks, and elevated materials costs. Slow permitting timelines in the United States and European Union remained a significant detractor to realizing full growth potential within the wind and solar power industries. Elevated project costs and high interest rates also dampened renewable energy growth prospects across major markets and reduced equipment demand, particularly for the offshore wind and residential solar power segments. Furthermore, companies throughout the hydrogen value chain had their performances weighed down by elevated hydrogen prices, supply constraints, higher interest rates, and continued investments towards scaling production for future expected demand. During the reporting period, the Fund had an average approximate stock exposure of 33.97% in United States, 13.73% in South Korea and 12.17% in China. By sector, it had the highest average exposure to Information Technology at 47.66% and Industrials at 42.20%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X CleanTech ETF	-38.90%	-39.44%	-19.44%	-19.46%	-12.57%	-12.63%
Indxx Global CleanTech Index	-38.76%	-38.76%	-19.87%	-19.87%	-13.02%	-13.02%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	8.28%	8.28%

Management Discussion of Fund Performance (unaudited)
Global X CleanTech ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 27, 2020.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

Global X Data Center REITs & Digital Infrastructure ETF

The Global X Data Center REITs & Digital Infrastructure ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Data Center REITs & Digital Infrastructure Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Solactive Data Center REITs & Digital Infrastructure Index is designed to provide exposure to companies that have business operations in the fields of data centers, cellular towers, and/or digital infrastructure hardware. Specifically, the Solactive Data Center REITs & Digital Infrastructure Index will include securities issued by “Data Center REITs & Digital Infrastructure Companies” as defined by Solactive AG, the provider of the Solactive Data Center REITs & Digital Infrastructure Index.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 8.46%, while the Underlying Index increased 8.33%. The Fund had a net asset value of $13.52 per share on November 30, 2022 and ended the reporting period with a net asset value of $14.30 on November 30, 2023.

During the reporting period, the highest returns came from Nvidia Corp. and Advanced Micro Devices, which returned 176.47% and 56.07%, respectively. The worst performers were Cyxtera Technologies Inc. and VNET Group Inc-ADR, which returned -97.95% and -44.11%, respectively.

The Fund recorded positive performance during the reporting period as growth in data usage and increased adoption of artificial intelligence (AI) positively impacted data center REITs. This led to improved earnings and dividend distributions by many Data Center REITs & Digital Infrastructure Companies. Simultaneously, the global adoption of 5G technology increased, generating positive revenue growth for communications service providers. Furthermore, demand for data storage and cloud computing services increased investor optimism toward the industry. Lastly, with an uncertain macroeconomic environment, the stock prices of companies maintaining data infrastructure reflected resilience in revenues due to the essential services they provide. During the reporting period, the Fund had an average approximate stock exposure of 72.14% in United States. By sector, it had the highest exposure to Real Estate at 58.37% and Information Technology at 29.80%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Data Center REITs & Digital Infrastructure ETF	8.46%	9.37%	0.07%	-0.07%	0.01%	0.08%
Solactive Data Center REITs & Digital Infrastructure Index	8.33%	8.33%	0.04%	0.04%	-0.02%	-0.02%
MSCI ACWI Index (Net)	12.01%	12.01%	5.69%	5.69%	8.28%	8.28%

Management Discussion of Fund Performance (unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 27, 2020.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Clean Water ETF

Global X Clean Water ETF

The Global X Clean Water ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Clean Water Industry Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies expected to benefit from further advances in the provision of clean water, including, but not limited to, companies whose principal business is in water treatment, recycling (including water reclamation), purification, desalination, storage, distribution, and/or sustainability (collectively, “Clean Water Companies”), as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 9.50%, while the Underlying Index increased 9.83%. The Fund had a net asset value of $14.30 per share on November 30, 2022 and ended the reporting period with a net asset value of $15.40 on November 30, 2023.

During the reporting period, the highest returns came from Nomura Micro Science Co. Ltd. and Organo Corp., which returned 137.73% and 106.89%, respectively. The worst performers were Calix Ltd. and Middlesex Water Company, which returned -31.85% and -30.47%, respectively.

The Fund performed positively during the reporting period as continued investments in water technology insulated Clean Water Companies against the broader uncertain macroeconomic environment. Broadening commitment to sustainable development goals (SDGs) from the private sector as well as continued federal investments in U.S. water infrastructure from the Infrastructure Investment and Jobs Act (IIJA) lifted investor sentiment toward the clean water space. Water utility companies were able to drive consistent earnings growth and healthy dividend payouts despite an increase in costs and inflationary pressures. Lastly, high profile instances of drought and water insecurity continued to draw attention to the Clean Water Companies. During the reporting period, the Fund had an average approximate stock exposure of 62.62% in United States and 22.58% in Britain. By sector, it had the highest exposure to Industrials at 49.17% and Utilities at 37.99%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Clean Water ETF	9.50%	9.55%	2.24%	2.36%
Solactive Global Clean Water Industry Index	9.83%	9.83%	2.55%	2.55%
MSCI ACWI (Net)	12.01%	12.01%	1.81%	1.81%

Management Discussion of Fund Performance (unaudited)
Global X Clean Water ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on April 8, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X AgTech & Food Innovation ETF

Global X AgTech & Food Innovation ETF

The Global X AgTech & Food Innovation ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive AgTech & Food Innovation Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the fields of agricultural technology (“AgTech”) and food innovation. Specifically, the Underlying Index will include securities issued by “AgTech & Food Innovation Companies” as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 34.41%, while the Underlying Index decreased 34.22%. The Fund had a net asset value of $15.63 per share on November 30, 2022 and ended the reporting period with a net asset value of $10.17 on November 30, 2023.

During the reporting period, the highest returns came from Sprouts Farmers Market Inc. and Ingredion Inc., which returned 25.49% and 7.66%, respectively. The worst performers were Appharvest Inc. and Benson Hill Inc., which returned -95.68% and -93.52%, respectively.

The Fund generated negative returns during the reporting period. The agriculture technology industry experienced a decline in capital investment as investors moved to more mature investment avenues. Consumer purchasing power was compressed during the reporting period due to inflation and rising borrowing costs, leading many to purchase less expensive, more traditional foods. As a result, demand for food innovation technologies and products declined. Despite higher revenue growth, companies in the plant-based food sector reported lower-than-expected earnings as they faced challenges in reducing costs and scaling operations. During the reporting period, the Fund had an average approximate stock exposure of 43.90% in United States and 27.55% in China. By sector, it had the highest exposure to Consumer Staples at 50.59% and Materials at 32.48%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X AgTech & Food Innovation ETF	-34.41%	-34.56%	-31.26%	-31.23%
Solactive AgTech & Food Innovation Index	-34.22%	-34.22%	-31.01%	-31.01%
MSCI ACWI Index (Net)	12.01%	12.01%	-0.25%	-0.25%

Management Discussion of Fund Performance (unaudited)
Global X AgTech & Food Innovation ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on July 12, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Blockchain ETF

Global X Blockchain ETF

Global X Blockchain ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Blockchain Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of blockchain technology. Specifically, the Underlying Index will include securities issued by “Blockchain Companies” as defined by Solactive AG, the provider of the Underlying Index. “Blockchain Companies” are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) digital asset mining; (ii) blockchain & digital asset transactions; (iii) blockchain applications; (iv) blockchain & digital asset hardware; and (v) blockchain & digital asset integration.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 88.92%, while the Underlying Index increased 85.88%. The Fund had a net asset value of $16.39 per share on November 30, 2022 and ended the reporting period with a net asset value of $30.72 on November 30, 2023, following a 1:4 reverse share split on December 19, 2022.

During the reporting period, the highest returns came from Cipher Mining Inc. and Northern Data AG, which returned 254.40% and 248.95%, respectively. The worst performers were SAI. TECH Global Corp. and Core Scientific Inc., which returned -63.51% and -51.99%, respectively.

The Fund recorded positive returns during the reporting period, primarily driven by positive sentiment amongst leading crypto assets. Additionally, the U.S. Federal Reserve’s decision to slow down its rate hiking activities alleviated pressure on digital asset miners while various spot bitcoin ETF applications by a handful of asset managers boosted the optimism toward and the legitimacy of cryptocurrencies. The embrace of blockchain applications expanded as banks and asset managers delved into tokenization projects, while technology companies explored innovative payment solutions using stablecoins (cryptocurrencies geared towards maintaining a stable price). Furthermore, incrementally positive regulatory developments in the EU, including the passage of the Markets in Crypto-Assets Regulation (MiCA) framework, also provided tailwinds to some of the Fund’s constituent holdings. During the reporting period, the Fund had an average approximate stock exposure of 74.26% in United States and 15.77% in Canada. By sector, it had the highest exposure to Information Technology at 67.24% and Financials at 31.64%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Blockchain ETF	88.92%(1)	88.82%	-37.58%	-37.41%
Solactive Blockchain Index	85.88%	85.88%	-38.50%	-38.50%
MSCI ACWI Index (Net)	12.01%	12.01%	-0.25%	-0.25%

Management Discussion of Fund Performance (unaudited)
Global X Blockchain ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on July 12, 2021.

(1) The total return disclosed in the Financial Highlights of the Annual Report may reflect adjustments due to the rounding of the NAV after the 1:4 reverse share split on December 19, 2022.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X Blockchain ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Hydrogen ETF

Global X Hydrogen ETF

The Global X Hydrogen ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Hydrogen Index (“Underlying Index”).The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of hydrogen technology. Hydrogen technology includes products and services focused on the development and implementation of hydrogen gas as a renewable fuel source. Specifically, the Underlying Index will include securities issued by “Hydrogen Companies” as defined by Solactive AG, the provider of the Underlying Index. Hydrogen Companies are those companies that derive at least 50% of their revenues, operating income, or assets from the following business activities: (i) hydrogen production; (ii) hydrogen fuel cells; (iii) hydrogen technology; and (iv) hydrogen integration

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 46.86%, while the Underlying Index decreased 46.36%. The Fund had a net asset value of $12.27 per share on November 30, 2022 and ended the reporting period with a net asset value of $6.52 on November 30, 2023.

During the reporting period, the highest returns came from Hyster-Yale Materials Handling, Inc. Class A and Toyota Motor Corp., which returned 67.61% and 35.17%, respectively. The worst performers were Advent Technologies Holdings, Inc. Class A and Nikola Corp., which returned -83.24% and -76.18%, respectively.

The Fund performed negatively during the reporting period as Hydrogen Companies were impacted by a range of factors including inflation, supply chain challenges, and increased prices on raw materials. In particular, elevated natural gas prices and hydrogen supply constraints negatively impacted performances of hydrogen producers and service providers. In addition, high costs for the manufacturing of nascent electrolyzer technologies weighed on electrolyzer producers. Hydrogen Companies’ investments into expanding manufacturing capabilities to meet expected future hydrogen demand also contributed to net losses. During the reporting period, the Fund had an average approximate stock exposure of 38.86% in United States and 15.11% in Britain. By sector, it had the highest exposure to Industrials at 91.86%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Hydrogen ETF	-46.86%	-46.08%	-43.09%	-43.05%
Solactive Global Hydrogen Index	-46.36%	-46.36%	-42.80%	-42.80%
MSCI ACWI Index (Net)	12.01%	12.01%	-0.25%	-0.25%

Management Discussion of Fund Performance (unaudited)
Global X Hydrogen ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on July 12, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Solar ETF

Global X Solar ETF

Global X Solar ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Solar Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of solar technology. Specifically, the Underlying Index consists of securities issued by “Solar Companies” as defined by Solactive AG, the provider of the Underlying Index. Solar Companies are those companies that derive at least 50% of their revenues from the following business activities: (i) solar energy materials; (ii) solar energy systems & components; (iii) solar power production; (iv) solar technology; (v) solar installation, integration & maintenance.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 46.92%, while the Underlying Index decreased 46.62%. The Fund had a net asset value of $22.06 per share on November 30, 2022 and ended the reporting period with a net asset value of $11.71 on November 30, 2023.

During the reporting period, the highest returns came from Abalance Corp. and Motech Industries Inc., which returned 19.57% and 9.25%, respectively. The worst performers were Sunpower Corp. and Maxeon Solar Technologies, which returned -82.89% and -82.06%, respectively.

The Fund recorded negative returns during the reporting period as the performances of Solar Companies were hindered by increased costs and lower than expected demand. Both solar equipment manufacturers and project developers faced dampened residential and commercial solar demand in key markets such as the U.S. and China. High polysilicon costs translated to higher costs across the entire solar power value chain, which impacted many projects already under development. Combined with high interest rates and the current macroeconomic environment, this caused some customers and developers to delay projects until prices improve. In the U.S., policy uncertainty over tariffs at the Federal level and shifting policies for residential solar in California also created headwinds. During the reporting period, the Fund had an average approximate stock exposure of 53.78% in China and 26.33% in United States. By sector, it had the highest exposure to Information Technology at 64.89% and Industrials at 23.91%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Solar ETF	-46.92%	-47.16%	-27.79%	-27.71%
Solactive Solar Index	-46.62%	-46.62%	-27.39%	-27.39%
MSCI ACWI Index (Net)	12.01%	12.01%	-1.31%	-1.31%

Management Discussion of Fund Performance (unaudited)
Global X Solar ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 8, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Wind Energy ETF

Global X Wind Energy ETF

The Global X Wind Energy ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Wind Energy Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of wind energy technology. Specifically, the Underlying Index will include securities issued by “Wind Energy Companies” as defined by Solactive AG, the provider of the Underlying Index (the “Index Provider”). Wind Energy Companies are those companies that derive at least 50% of their revenues from the following business activities: (i) wind energy systems; (ii) wind power production; (iii) wind energy technology; and (iv) wind power integration & maintenance.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund decreased 25.94%, while the Underlying Index decreased 25.69%. The Fund had a net asset value of $17.58 per share on November 30, 2022 and ended the reporting period with a net asset value of $12.88 on November 30, 2023.

During the reporting period, the highest returns came from Century Iron & Steel Industries and Cadeler A/S, which returned 93.80% and 20.52%, respectively. The worst performers were TPI Composites Inc. and Ming Yang Smart Energy Gro-A, which returned -82.53% and -48.66%, respectively.

The Fund performed negatively during the reporting period as Wind Energy Companies were impacted by higher interest rates, project delays and cancellations, and elevated material costs. For developers, complex permitting procedures, particularly in the European Union and United States slowed project timelines in both the onshore and offshore wind power industries. Furthermore, in the offshore segment, elevated costs coupled with low contracted prices put pressure on developers and led to some notable and costly project cancellations. For wind power equipment providers (such as wind turbine manufacturers), lower short-term demand due to project delays and cancellations, elevated materials costs, and supply chain challenges weighed on the Fund’s performance. During the reporting period, the Fund had an average approximate stock exposure of 33.07% in China, 25.02% in Denmark and 18.34% in Canada. By sector, it had the highest exposure to Utilities at 51.56% and Industrials at 46.60%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Wind Energy ETF	-25.94%	-27.45%	-25.05%	-25.15%
Solactive Wind Energy Index	-25.69%	-25.69%	-24.72%	-24.72%
MSCI ACWI Index (Net)	12.01%	12.01%	-1.31%	-1.31%

Management Discussion of Fund Performance (unaudited)
Global X Wind Energy ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 8, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Green Building ETF

Global X Green Building ETF

Global X Green Building ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Green Building Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from increased demand for buildings that reduce or eliminate negative impacts, and/or create positive impacts, on the natural environment (“Green Building”). Specifically, the Underlying Index will include securities issued by “Green Building Companies” as defined by Solactive AG, the provider of the Underlying Index. Green Building Companies are those companies that derive at least 50% of their revenues from one or more of the following business activities, as determined by the Index Provider: (i) green building development; (ii) green building management; and (iii) green building technologies & materials.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 6.95%, while the Underlying Index increased 7.49%. The Fund had a net asset value of $20.95 per share on November 30, 2022 and ended the reporting period with a net asset value of $21.66 on November 30, 2023.

During the reporting period, the highest returns came from M/I Homes, Inc. and TopBuild Corp., which returned 107.59% and 91.97%, respectively. The worst performers were Hudson Pacific Properties, Inc. and CIFI Holdings (Group) Co. Ltd., which returned -44.44% and -34.27%, respectively.

The Fund recorded positive returns during the reporting period. Notably, demand for sustainable buildings outweighed supply in some major markets, such as the U.S. and Canada, amid more stringent regulations and concerns over risks from climate change. Additionally, buildings with green certifications were often able to command premiums over traditional buildings across major global cities. Green building service providers and technology producers, such as heating, ventilation, and air conditioning (HVAC) system manufacturers, also saw robust demand amid growing momentum for more sustainable buildings. Furthermore, a stabilization in the cost of key building materials and labor contributed to positive performances for some building developers and owners. During the reporting period, the Fund had an average approximate stock exposure of 33.19% in the United States and 14.43% in Japan. By sector, it had the highest exposure to Real Estate at 58.92%, followed by Industrials at 33.47%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Green Building ETF	6.95%	6.55%	-6.89%	-6.94%
Solactive Green Building Index	7.49%	7.49%	-6.69%	-6.69%
MSCI ACWI Index (Net)	12.01%	12.01%	1.98%	1.98%

Management Discussion of Fund Performance (unaudited)
Global X Green Building ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on April 11, 2022.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Metaverse ETF

Global X Metaverse ETF

Global X Metaverse ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Metaverse Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from the development and commercialization of the metaverse. The metaverse is a set of virtual, three dimensional (“3D”), real-time rendered spaces, simulations, and platforms that can be experienced simultaneously by users regardless of the users’ physical location.

For the 12-month period ended November 30, 2023 (the “reporting period”), the Fund increased 38.78%, while the Underlying Index increased 39.29%. The Fund had a net asset value of $19.20 per share on November 30, 2022 and ended the reporting period with a net asset value of $24.90 on November 30, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc. Class-A and Nvidia Corp., which returned 177.01% and 176.47%, respectively. The worst performers were Keywords Studios Plc and NCsoft Corp., which returned -50.63% and -42.20%, respectively.

The Fund recorded positive returns during the reporting period amid substantial growth and progress in the underlying sub-segments and sub-industries of the metaverse, driven by the success of emerging hardware and the continued popularity of platforms. Increased demand for online gaming, blockchain technology and advancements in digital personalization led to growth and innovation opportunities in the metaverse industry. The industrial metaverse market advanced as organizations focused on the adaptation of virtual environments for a diverse set of use cases, including research and development, product development, monitoring and optimizing supply chains, and visualizing manufacturing operations, which helped boost productivity and operational effectiveness. Lastly, positive trends in the broader cryptocurrency market supported the growth prospects of companies involved in the creation and distribution of non-fungible tokens, further aiding the Fund’s performance. During the reporting period, the Fund had an average approximate stock exposure of 51.85% in United States, 20.57% in Japan, and 14.04% in China. By sector, it had the highest exposure to Communication Services at 67.69% and Information Technology at 24.28%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED
	NOVEMBER 30, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Metaverse ETF	38.78%	36.84%	7.71%	7.32%
Global X Metaverse Index	39.29%	39.29%	8.10%	8.10%
MSCI ACWI Index (Net)	12.01%	12.01%	5.63%	5.63%

Management Discussion of Fund Performance (unaudited)
Global X Metaverse ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on April 26, 2022.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X PropTech ETF

Global X PropTech ETF

Global X PropTech ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X PropTech Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), an affiliate of the Fund and the Fund’s investment adviser. The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the “Index Administrator”), an affiliate of the Index Provider. The Underlying Index is designed to provide exposure to property technology (“PropTech”) companies that are positioned to benefit from technology that optimizes the way people buy, sell, rent, design, construct, manage, and research/market residential and commercial properties. Specifically, the Underlying Index consists of securities issued by “PropTech Companies”, as determined by the Index Administrator. “PropTech Companies” are those companies that derive at least 50% of their revenues from one or more of the following business activities in aggregate, as determined by the Index Administrator: (i) property management; (ii) real estate marketplace and platforms; and (iii) real estate research and analytics.

From the inception of the Fund through the period ending November 30, 2023 (the “reporting period”), the Fund increased 8.71%, while the Underlying Index increased 8.94%. The Fund had a net asset value of $25.08 per share on April 11, 2023 and ended the reporting period with a net asset value of $27.26 on November 30, 2023.

During the reporting period, the highest returns came from Opendoor Technologies Inc. and AppFolio Inc. Class A, which returned 65.38% and 48.15%, respectively. The worst performers were WeWork Inc. Class A and Hippo Holdings Inc, which returned -92.84% and -52.89%, respectively.

The Fund recorded positive returns during the reporting period amid increased technological adoption coupled with emerging demographic trends that helped improve how the real estate sector is developed, marketed, managed, and occupied. Online real estate applications offered a comprehensive platform to search properties based on specific criteria, allowing investors to make informed decisions with less or no need for physical visits. Furthermore, digital payment systems and secure transaction portals streamlined the process of property transactions and created a transparent and immutable record of ownership, reducing fraud. Lastly, the Fund benefitted from increased adoption of property management software and mobile applications enhanced operational efficiency via a simplification of tasks such as rent collection and tenant communication.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2023
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Prop Tech ETF	8.71%	8.47%
Global X PropTech Index	8.94%	8.94%
MSCI ACWI Index (Net)	8.35%	8.35%

Management Discussion of Fund Performance (unaudited)
Global X PropTech ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on April 11, 2023.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Carbon Credits Strategy ETF

Global X Carbon Credits Strategy ETF

Global X Carbon Credits Strategy ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE Global Carbon Futures Index (“Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index seeks to provide exposure to the most actively traded carbon credit futures that require “physical delivery” of emission allowances and that are issued under “cap and trade” regimes, as determined by ICE Data Indices, LLC, the provider of the Underlying Index. A cap and trade regime is a market-based mechanism that governments or regulatory bodies use to reduce carbon dioxide and other greenhouse gases from entering the atmosphere.

From the inception of the fund through the period ending November 30, 2023 (the “reporting period”), the Fund decreased 8.99%, while the Underlying Index decreased 6.09%. The Fund had a net asset value of $34.88 per share on May 24, 2023 and ended the reporting period with a net asset value of $31.67 on November 30, 2023.

The Fund recorded negative returns during the reporting period due to lower demand for carbon allowances and policy developments that led to a temporary increase in supply. In Europe, the European Commission confirmed plans to sell an increased amount of allowances over the next few years to support the transition away from reliance on fossil fuels. Though the UK proposed to tighten the overall limit of carbon emissions, it also proposed to distribute additional allowances until 2027, which resulted in a significant decrease in the price of carbon credits futures. Separately, California carbon allowances saw a rise in price due to legislation related to tightening supply and emissions caps. There has been uncertainty in the global macroeconomic environment amidst concerns of a reduction in industrial output and recession fears. This resulted in weak demand during the reporting period which led to decreases in purchases in the voluntary carbon markets.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD
	ENDED NOVEMBER 30, 2023
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Carbon Credits Strategy ETF	-8.99%	-8.50%
ICE Global Carbon Futures Index	-6.09%	-6.09%
Bloomberg Commodity Index	4.10%	4.10%

Management Discussion of Fund Performance (unaudited)
Global X Carbon Credits Strategy ETF

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 24, 2023.

Bloomberg Commodity Index (BCOM) is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity. Weighting restrictions on individual commodities and commodity groups promote diversification.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Defense Tech ETF

Global X Defense Tech ETF

The Global X Defense Tech ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Defense Tech Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), an affiliate of the Fund and the Fund’s investment adviser. The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the “Index Administrator”), an affiliate of the Index Provider. The Underlying Index is designed to provide exposure to defense technology (“Defense Tech”) companies that are positioned to benefit from technology, services, systems and hardware that cater to the defense and military sector. Specifically, the Underlying Index consists of securities issued by “Defense Tech Companies”, as determined by the Index Administrator. “Defense Tech Companies” are those companies that derive at least 50% of their revenues from one or more of the following business activities in aggregate, as determined by the Index Administrator: (i) cybersecurity; (ii) defense technology; and (iii) Advanced Military Systems and Hardware.

From the inception of the Fund to the period ended November 30, 2023 (the “reporting period”), the Fund increased 8.90%, while the Underlying Index increased 9.04%. The Fund had a net asset value of $24.82 per share on September 11, 2023 and ended the reporting period with a net asset value of $27.03 on November 30, 2023.

During the reporting period, the highest returns came from Kratos Defense & Security Solutions Inc. and Palantir Technologies Inc. Class A, which returned 29.15% and 26.98%, respectively. The worst performers were Terran Orbital Corp. and Hensoldt AG, which returned -42.14% and -18.37%, respectively.

The Fund performed positively during the reporting period, fueled by government initiatives that benefitted Defense Tech Companies such as the CHIPS and Science Act, which actively promoted investments in semiconductors and industrial development for enhancing national security. Additionally, recent international restrictions spurred growth in the domestic aerospace and defense space. Additionally, many companies began to prioritize investing in cybersecurity amid escalating cyber threats and rising geopolitical tensions, especially due to the surge in artificial intelligence implementation.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD
	ENDED
	NOVEMBER 30, 2023
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Defense Tech ETF	8.90%	9.02%
Global X Defense Tech Index	9.04%	9.04%
MSCI ACWI Index (Net)	2.07%	2.07%

Management Discussion of Fund Performance (unaudited)
Global X Defense Tech ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on September 11, 2023.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Schedule of Investments	November 30, 2023

Global X Millennial Consumer ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
SINGAPORE — 1.2%
Communication Services — 1.2%
Sea ADR *	35,357	$1,280,631

UNITED STATES — 98.7%
Communication Services — 21.5%
Alphabet, Cl A *	27,699	3,670,949
Angi, Cl A *	138,088	310,698
Cargurus, Cl A *	16,412	354,827
Cars.com *	14,920	277,810
iHeartMedia, Cl A *	75,645	198,190
Match Group *	23,751	769,057
Meta Platforms, Cl A *	13,505	4,418,161
Netflix *	8,596	4,074,246
Snap, Cl A *	112,849	1,560,702
Spotify Technology *	16,472	3,049,132
TripAdvisor *	16,118	287,384
Vimeo *	82,469	290,291
Walt Disney *	29,505	2,734,818
Yelp, Cl A *	9,658	422,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
ZipRecruiter, Cl A *	17,085	$229,110
		22,647,526
Consumer Discretionary — 42.8%
2U *	52,196	51,277
Airbnb, Cl A *	26,113	3,299,116
Amazon.com *	29,061	4,245,521
AutoNation *	3,988	539,457
Booking Holdings *	1,131	3,535,167
Capri Holdings *	10,690	517,824
CarMax *	13,436	859,098
Carter’s	4,211	287,148
Carvana, Cl A *	31,684	992,343
Chegg *	16,419	163,041
Children’s Place *	9,487	215,829
Chipotle Mexican Grill, Cl A *	1,733	3,816,499
Columbia Sportswear	5,288	414,209
Coursera *	26,391	521,222
Designer Brands, Cl A (A)	33,854	394,061
Dick’s Sporting Goods	5,277	686,538
eBay	45,651	1,872,148
Etsy *	10,599	803,510
Expedia Group *	12,570	1,711,783
GoPro, Cl A *	62,037	223,954
Graham Holdings, Cl B	496	311,066
Home Depot	10,184	3,192,582
Laureate Education, Cl A	24,948	327,567
Life Time Group Holdings *	17,132	259,721
Lowe’s	14,768	2,936,321
Lululemon Athletica *	8,167	3,649,016
NIKE, Cl B	23,532	2,594,874
Peloton Interactive, Cl A *	29,166	165,080
Perdoceo Education	21,798	379,721
Planet Fitness, Cl A *	7,216	490,255
Skechers USA, Cl A *	11,433	673,518
Starbucks	27,810	2,761,533
Strategic Education	3,141	279,455
Stride *	7,693	466,042
Under Armour, Cl A *	32,433	264,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VF	33,047	$552,876
Victoria’s Secret *	9,050	243,897
Wayfair, Cl A *	8,454	471,733
		45,169,007
Consumer Staples — 3.9%
Costco Wholesale	5,976	3,542,214
Medifast	3,008	199,671
Sprouts Farmers Market *	8,764	377,553
		4,119,438
Financials — 8.9%
Block, Cl A *	46,086	2,923,235
Fiserv *	25,713	3,358,375
LendingClub *	40,995	258,268
Nelnet, Cl A	3,274	274,689
PayPal Holdings *	39,393	2,269,431
SLM	21,592	324,528
		9,408,526
Health Care — 0.6%
Accolade *	19,881	173,561
American Well, Cl A *	134,828	171,231
Hims & Hers Health *	29,458	261,882
		606,674
Industrials — 6.0%
Avis Budget Group *	3,357	613,827
Lyft, Cl A *	31,416	368,510
Uber Technologies *	94,656	5,336,705
		6,319,042
Information Technology — 7.2%
Apple	17,973	3,413,971
Intuit	6,735	3,848,783
PowerSchool Holdings, Cl A *	14,823	345,673
		7,608,427
Real Estate — 7.8%
AvalonBay Communities ‡	11,921	2,061,618

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Camden Property Trust ‡	9,073	$818,929
Centerspace ‡	5,382	287,076
Equity Residential ‡	32,193	1,829,850
Independence Realty Trust ‡	19,075	259,801
Invitation Homes ‡	51,988	1,734,320
UDR ‡	27,989	934,832
Zillow Group, Cl A *	6,607	260,250
		8,186,676
TOTAL UNITED STATES		104,065,316
TOTAL COMMON STOCK (Cost $140,756,267)		105,345,947

SHORT-TERM INVESTMENT(B) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.280% (Cost $7,792)	7,792	7,792

	Face Amount
REPURCHASE AGREEMENT(C) — 0.0%
BNP Paribas 5.220%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $25,532 (collateralized by U.S. Treasury Obligations, ranging in par value $127 - $3,003, 2.000%, 08/15/2025, with a total market value of $26,018) (Cost $25,528)	$25,528	25,528
TOTAL INVESTMENTS — 99.9% (Cost $140,789,587)		$105,379,267

Percentages are based on Net Assets of $105,493,357.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $32,592.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Millennial Consumer ETF

(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2023.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $25,528. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$105,345,947	$—	$—	$105,345,947
Short-Term Investment	7,792	—	—	7,792
Repurchase Agreement	—	25,528	—	25,528
Total Investments in Securities	$105,353,739	$25,528	$—	$105,379,267

Amounts designated as “—“are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Aging Population ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.9%
Health Care — 0.9%
Cochlear	2,566	$464,547

BELGIUM — 1.3%
Health Care — 1.0%
UCB	7,567	560,109

Real Estate — 0.3%
Aedifica ‡	2,424	152,209

TOTAL BELGIUM		712,318
CANADA — 0.7%
Health Care — 0.7%
Chartwell Retirement Residences	26,035	208,533
Sienna Senior Living	20,443	161,029

TOTAL CANADA		369,562
CHINA — 4.0%
Health Care — 4.0%
AK Medical Holdings	124,189	111,941
BeiGene ADR *	4,092	764,958
Beijing Chunlizhengda Medical Instruments, Cl H	61,866	106,935
Hansoh Pharmaceutical Group	232,643	471,225
Lifetech Scientific *	410,292	126,077
Luye Pharma Group *	331,324	165,444
Microport Scientific *	72,802	116,702

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
SciClone Pharmaceuticals Holdings	114,300	$199,029
Venus MedTech Hangzhou, Cl H *(A)(B)	105,440	75,871

TOTAL CHINA		2,138,182
DENMARK — 6.4%
Consumer Discretionary — 0.3%
GN Store Nord *	7,167	168,971

Health Care — 6.1%
Demant *	8,995	382,276
Genmab *	2,575	814,350
Novo Nordisk, Cl B	20,308	2,067,013
		3,263,639
TOTAL DENMARK		3,432,610
FRANCE — 0.1%
Health Care — 0.1%
Clariane	21,365	50,399

GERMANY — 0.9%
Health Care — 0.9%
Fresenius Medical Care	11,387	467,527

IRELAND — 0.2%
Health Care — 0.2%
Amarin ADR *	118,249	92,471

ITALY — 0.5%
Health Care — 0.5%
Amplifon	8,842	275,242

JAPAN — 8.2%
Health Care — 8.2%
Astellas Pharma	70,183	853,343
Chugai Pharmaceutical	67,164	2,370,628
Nipro	21,749	164,476
SUNWELS	6,644	102,423

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Terumo	29,000	$925,505

TOTAL JAPAN		4,416,375
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare	49,151	163,934

SOUTH KOREA — 1.6%
Health Care — 1.6%
Celltrion	5,742	724,995
Dentium	1,448	141,079

TOTAL SOUTH KOREA		866,074
SPAIN — 0.3%
Health Care — 0.3%
Pharma Mar	3,586	153,377

SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	20,217	157,818

SWITZERLAND — 6.2%
Health Care — 6.2%
Alcon	23,395	1,773,559
Sonova Holding	2,382	691,138
Straumann Holding	6,210	858,780

TOTAL SWITZERLAND		3,323,477
UNITED KINGDOM — 3.5%
Health Care — 3.5%
AstraZeneca ADR	22,488	1,452,500
Smith & Nephew	34,059	441,303

TOTAL UNITED KINGDOM		1,893,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 64.4%
Health Care — 57.7%
AbbVie	10,335	$1,471,601
ACADIA Pharmaceuticals *	9,100	202,748
agilon health *	16,100	170,982
Agios Pharmaceuticals *	7,429	165,147
Alector *	25,316	137,213
Alphatec Holdings *	10,553	125,264
Amedisys *	2,114	197,828
Amgen	6,690	1,803,892
AngioDynamics *	17,702	115,594
Biogen *	5,827	1,363,984
Blueprint Medicines *	3,553	247,431
Boston Scientific *	32,755	1,830,677
Bristol-Myers Squibb	23,885	1,179,441
Brookdale Senior Living *	40,071	212,376
Cano Health *	1,183	8,734
DaVita *	3,543	359,473
Deciphera Pharmaceuticals *	11,140	140,475
Denali Therapeutics *	6,747	124,954
Dexcom *	14,463	1,670,766
Edwards Lifesciences *	19,862	1,344,856
Eli Lilly	4,485	2,650,814
Embecta	5,804	106,445
Ensign Group	2,160	231,271
Exact Sciences *	6,946	444,544
Exelixis *	12,701	277,009
FibroGen *	8,476	4,682
Glaukos *	3,392	216,715
Halozyme Therapeutics *	5,310	205,019
Incyte *	8,688	472,106
Insulet *	2,724	515,081
Integer Holdings *	2,126	185,430
Johnson & Johnson	10,123	1,565,623
LivaNova *	3,872	173,659
MannKind *	40,009	144,833
Medtronic	20,611	1,633,834
Merit Medical Systems *	2,234	159,865
National HealthCare	2,857	218,761
Neurocrine Biosciences *	3,762	438,612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novocure *	4,093	$50,221
Regeneron Pharmaceuticals *	2,032	1,673,982
Roche Holding	4,168	1,197,362
Seagen *	8,179	1,743,845
Sight Sciences *	18,001	61,383
Silk Road Medical *	4,061	37,889
Stryker	5,785	1,714,269
Teleflex	1,853	418,204
Theravance Biopharma *	14,001	146,730
United Therapeutics *	1,827	438,480
Zimmer Biomet Holdings	8,217	955,719
		30,955,823
Real Estate — 6.7%
LTC Properties ‡	4,854	158,337
National Health Investors ‡	3,303	179,221
Omega Healthcare Investors ‡	9,178	291,402
Sabra Health Care REIT ‡	14,139	206,429
Ventas ‡	15,658	717,763
Welltower ‡	22,639	2,017,135
		3,570,287
TOTAL UNITED STATES		34,526,110
TOTAL COMMON STOCK (Cost $60,371,029)		53,503,826

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Radius Health#(A)(B)	19,104	—
TOTAL RIGHTS (Cost $–)		—
TOTAL INVESTMENTS — 99.8% (Cost $60,371,029)		$53,503,826

Percentages are based on Net Assets of $53,595,633.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Aging Population ETF

‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of November 30, 2023 was $75,871 and represented 0.1% of Net Assets.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$53,427,955	$—	$75,871		$53,503,826
Rights	—	—	—	^	—
Total Investments in Securities	$53,427,955	$—	$75,871		$53,503,826

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Security is fair valued at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Health & Wellness ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 3.0%
Consumer Discretionary — 3.0%
Gildan Activewear	7,679	$278,196

CHINA — 6.5%
Consumer Discretionary — 6.5%
ANTA Sports Products	20,444	213,201
Li Ning	38,014	105,861
Topsports International Holdings	265,570	215,916
Xtep International Holdings	111,901	64,616

TOTAL CHINA		599,594
FRANCE — 3.1%
Consumer Staples — 3.1%
Danone	4,442	285,807

GERMANY — 7.1%
Consumer Discretionary — 7.1%
adidas	1,612	337,945
Puma	4,791	309,360

TOTAL GERMANY		647,305
IRELAND — 2.1%
Consumer Staples — 2.1%
Glanbia	11,579	195,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 0.8%
Consumer Discretionary — 0.8%
Technogym	8,521	$74,285

JAPAN — 14.0%
Consumer Discretionary — 11.0%
ABC-Mart	10,532	173,865
Asics	8,113	290,309
Descente	3,265	93,974
Goldwin	2,036	158,861
Shimano	1,636	251,816
Yonex	4,004	37,322
		1,006,147
Consumer Staples — 2.4%
Ariake Japan	1,387	43,298
Yakult Honsha	7,792	174,093
		217,391
Health Care — 0.6%
Tsumura	3,260	61,634

TOTAL JAPAN		1,285,172
NETHERLANDS — 0.9%
Consumer Discretionary — 0.9%
Basic-Fit *	2,830	80,839

SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
Fila Holdings	2,579	76,461
Youngone	1,900	64,357

TOTAL SOUTH KOREA		140,818
SWITZERLAND — 3.1%
Consumer Discretionary — 3.1%
On Holding, Cl A *	9,663	280,324

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 7.2%
Consumer Discretionary — 6.8%
Feng TAY Enterprise	42,875	$251,841
Fulgent Sun International Holding	8,365	39,495
Giant Manufacturing	16,546	100,632
Johnson Health Tech	13,400	30,240
Merida Industry	12,960	77,785
Pou Chen	126,286	124,912
		624,905
Consumer Staples — 0.4%
Grape King Bio	6,300	30,955

TOTAL TAIWAN		655,860
UNITED KINGDOM — 5.5%
Consumer Discretionary — 5.5%
Frasers Group *	20,115	225,107
JD Sports Fashion	138,804	275,967

TOTAL UNITED KINGDOM		501,074
UNITED STATES — 44.9%
Consumer Discretionary — 24.1%
Columbia Sportswear	2,667	208,906
Dick’s Sporting Goods	2,096	272,689
Foot Locker	3,962	106,697
Hibbett	550	34,402
Lululemon Athletica *	796	355,653
NIKE, Cl B	2,288	252,298
Peloton Interactive, Cl A *	14,092	79,761
Planet Fitness, Cl A *	3,631	246,690
Shoe Carnival	1,134	27,545
Skechers USA, Cl A *	5,784	340,735
Under Armour, Cl A *	8,002	65,136
VF	13,227	221,288
		2,211,800
Consumer Staples — 16.0%
BellRing Brands *	5,718	302,482
Calavo Growers	958	20,779

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Cal-Maine Foods	1,904	$91,240
Celsius Holdings *	9,903	490,298
Hain Celestial Group *	3,840	40,589
Herbalife *	4,158	53,555
Medifast	475	31,530
Nu Skin Enterprises, Cl A	2,078	35,368
Simply Good Foods *	4,269	165,381
Sprouts Farmers Market *	4,434	191,017
USANA Health Sciences *	825	38,989
		1,461,228
Health Care — 4.5%
Dexcom *	2,485	287,067
Prestige Consumer Healthcare *	2,139	122,672
		409,739
Industrials — 0.3%
Healthcare Services Group *	3,133	30,421

TOTAL UNITED STATES		4,113,188
TOTAL COMMON STOCK (Cost $13,176,443)		9,138,033
TOTAL INVESTMENTS — 99.7% (Cost $13,176,443)		$9,138,033

Percentages are based on Net Assets of $9,162,013.

*	Non-income producing security.

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Robotics & Artificial Intelligence ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 1.6%
Industrials — 1.6%
ATS *	951,961	$37,499,898

CHINA — 1.6%
Consumer Discretionary — 0.5%
Hesai Group ADR * (A)	1,028,900	10,906,340

Health Care — 1.1%
Shanghai MicroPort MedBot Group * (A)	9,807,900	25,178,085

TOTAL CHINA		36,084,425
FINLAND — 1.3%
Industrials — 1.3%
Cargotec, Cl B	571,314	28,836,549

ISRAEL — 0.5%
Consumer Discretionary — 0.5%
Maytronics	1,132,910	10,951,575

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 28.3%
Health Care — 0.1%
CYBERDYNE * (A)	1,387,970	$2,206,331

Industrials — 17.5%
Daifuku	3,946,608	74,295,059
FANUC	4,754,721	132,315,908
Hirata	108,371	4,676,883
Shibaura Machine	274,634	7,087,149
SMC	180,360	90,829,655
Yaskawa Electric	2,290,617	87,899,822
		397,104,476
Information Technology — 10.7%
ExaWizards * (A)	830,630	2,230,596
Keyence	380,349	162,986,499
Omron	1,710,795	71,736,857
PKSHA Technology * (A)	315,731	6,695,415
		243,649,367
TOTAL JAPAN		642,960,174
NORWAY — 2.6%
Industrials — 2.6%
AutoStore Holdings *	35,307,033	58,780,635

SOUTH KOREA — 1.3%
Industrials — 1.3%
Hyulim ROBOT *	1,578,311	1,739,611
Rainbow Robotics *	197,207	27,116,631

TOTAL SOUTH KOREA		28,856,242
SWITZERLAND — 10.8%
Health Care — 2.2%
Tecan Group	132,262	48,521,164

Industrials — 8.6%
ABB	4,910,309	196,005,779

TOTAL SWITZERLAND		244,526,943

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.3%
Information Technology — 1.3%
Renishaw	754,367	$29,948,538

UNITED STATES — 50.3%
Consumer Discretionary — 0.4%
iRobot *	281,879	10,178,651

Energy — 0.6%
Helix Energy Solutions Group *	1,568,340	14,616,929

Financials — 1.0%
Upstart Holdings * (A)	843,025	22,559,349

Health Care — 11.3%
Intuitive Surgical *	718,769	223,422,156
Omnicell *	461,947	15,410,552
PROCEPT BioRobotics *	461,163	17,095,312
		255,928,020
Industrials — 4.6%
AeroVironment *	261,121	35,932,861
John Bean Technologies	330,876	34,179,491
Symbotic, Cl A * (A)	623,659	32,979,088
TuSimple Holdings, Cl A * (A)	2,039,029	1,735,213
		104,826,653
Information Technology — 32.4%
Appian, Cl A *	424,305	15,376,813
C3.ai, Cl A * (A)	1,107,572	32,252,497
Cerence *	410,952	7,105,360
Cognex	1,794,085	67,637,005
Dynatrace *	2,194,293	117,504,390
FARO Technologies *	185,039	3,399,166
NVIDIA	705,008	329,732,242
Pegasystems	847,801	44,068,696
PROS Holdings *	473,789	17,316,988
SoundHound AI, Cl A * (A)	1,593,839	3,410,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
UiPath, Cl A *	4,891,791	$96,661,790
		734,465,762
TOTAL UNITED STATES		1,142,575,364
TOTAL COMMON STOCK (Cost $2,305,066,743)		2,261,020,343

SHORT-TERM INVESTMENT(B) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.280% (Cost $20,180,420)	20,180,420	20,180,420

	Face Amount
REPURCHASE AGREEMENT(C) — 2.9%
BNP Paribas 5.220%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $66,126,589 (collateralized by U.S. Treasury Obligations, ranging in par value $330,118 - $7,778,471, 2.000%, 08/15/2025, with a total market value of $67,377,523) (Cost $66,117,002)	$66,117,002	66,117,002
TOTAL INVESTMENTS — 103.4% (Cost $2,391,364,165)		$2,347,317,765

Percentages are based on Net Assets of $2,269,823,632.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023.The total market value of securities on loan at November 30, 2023 was $81,818,095.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2023.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $66,117,002. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Robotics & Artificial Intelligence ETF

The open futures contracts held by the Fund at November 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts

NASDAQ 100 Index E-MINI	26	Dec-2023	$7,998,220	$8,312,460	$314,240

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,261,020,343	$—	$—	$2,261,020,343
Short-Term Investment	20,180,420	—	—	20,180,420
Repurchase Agreement	—	66,117,002	—	66,117,002
Total Investments in Securities	$2,281,200,763	$66,117,002	$—	$2,347,317,765

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$314,240	$—	$—	$314,240
Total Other Financial Instruments	$314,240	$—	$—	$314,240

* Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X FinTech ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.9%
Financials — 0.6%
HUB24	92,406	$2,064,182
Zip * (A)	867,164	232,864
		2,297,046
Information Technology — 0.3%
IRESS	212,335	989,746

TOTAL AUSTRALIA		3,286,792
BRAZIL — 2.1%
Financials — 2.1%
Pagseguro Digital, Cl A *	230,624	2,324,690
StoneCo, Cl A *	324,160	5,056,896

TOTAL BRAZIL		7,381,586
CANADA — 0.5%
Financials — 0.4%
Nuvei (A)	75,232	1,544,757

Information Technology — 0.1%
Hut 8 * (A)	218,679	419,342

TOTAL CANADA		1,964,099
CHINA — 1.0%
Financials — 0.9%
Lufax Holding ADR	2,639,933	2,241,039

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Yeahka *	513,914	$919,877
		3,160,916
Information Technology — 0.1%
Linklogis, Cl B (A)	2,313,000	479,759

TOTAL CHINA		3,640,675
GERMANY — 0.3%
Financials — 0.3%
Hypoport * (A)	7,922	1,175,538

ISRAEL — 0.5%
Information Technology — 0.5%
Sapiens International	63,655	1,637,843

ITALY — 3.4%
Financials — 3.4%
Nexi *	1,518,655	11,847,534

JAPAN — 0.2%
Financials — 0.2%
WealthNavi * (A)	55,878	651,630

NETHERLANDS — 4.9%
Financials — 4.9%
Adyen *	14,617	17,080,891

NEW ZEALAND — 3.4%
Information Technology — 3.4%
Xero *	173,900	11,882,133

SOUTH KOREA — 1.6%
Financials — 1.6%
Kakaopay *	155,106	5,542,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 2.4%
Financials — 0.3%
Leonteq	21,809	$979,405

Information Technology — 2.1%
Temenos	86,750	7,384,549

TOTAL SWITZERLAND		8,363,954
UNITED KINGDOM — 3.3%
Financials — 3.3%
Wise, Cl A *	1,186,024	11,723,308

UNITED STATES — 74.4%
Financials — 49.6%
Affirm Holdings, Cl A *	270,877	9,320,878
Bakkt Holdings * (A)	78,908	118,362
Block, Cl A *	268,122	17,006,978
Coinbase Global, Cl A *	207,235	25,846,349
Fidelity National Information Services	327,518	19,205,655
Fiserv *	178,766	23,348,627
Flywire *	120,539	2,808,559
Galaxy Digital Holdings * (A)	119,010	726,779
Global Payments	141,738	16,503,973
I3 Verticals, Cl A *	26,525	533,948
Jack Henry & Associates	84,559	13,418,668
Lemonade * (A)	79,835	1,410,684
LendingClub *	122,514	771,838
LendingTree *	14,468	256,084
Open Lending, Cl A *	145,492	929,694
Paymentus Holdings, Cl A *	21,799	376,469
Payoneer Global *	404,480	2,095,206
PayPal Holdings *	282,377	16,267,739
Paysafe *	69,756	705,233
Shift4 Payments, Cl A *	61,215	4,029,171
SoFi Technologies * (A)	1,074,658	7,834,257
Toast, Cl A *	408,572	6,075,466
Upstart Holdings * (A)	93,979	2,514,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Virtu Financial, Cl A	115,294	$2,072,986
		174,178,481
Health Care — 1.9%
HealthEquity *	98,014	6,568,898

Industrials — 4.2%
SS&C Technologies Holdings	265,215	14,920,996

Information Technology — 18.7%
ACI Worldwide *	129,747	3,469,435
BILL Holdings *	123,212	8,066,690
Blend Labs, Cl A *	242,139	307,516
Envestnet *	63,868	2,428,900
Guidewire Software *	94,836	9,477,910
Intuit	52,271	29,870,786
Marathon Digital Holdings * (A)	134,926	1,615,064
MeridianLink *	93,495	1,778,275
Mitek Systems *	51,280	578,951
nCino *	128,202	3,542,221
Pagaya Technologies, Cl A *	582,574	739,869
Riot Platforms * (A)	193,211	2,424,798
Vertex, Cl A *	56,279	1,579,189
		65,879,604
TOTAL UNITED STATES		261,547,979
URUGUAY — 0.9%
Financials — 0.9%
Dlocal, Cl A *	187,019	3,226,078

TOTAL COMMON STOCK (Cost $556,912,402)		350,952,331

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 2.1%
Bank of America 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $434,901 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $46 - $153,383, 1.500% - 7.000%, 08/01/2027 - 09/20/2063, with a total market value of $443,534)	$434,837	$434,837
Citigroup Global Markets Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $1,703,362 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $14,631 - $515,279, 2.000% - 7.028%, 11/20/2043 - 01/20/2072, with a total market value of $1,737,172)	1,703,110	1,703,110
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $1,703,363 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $107 - $235,294, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value of $1,737,266)	1,703,110	1,703,110
Deutsche Bank Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $1,703,362 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5,109 - $514,567, 2.500% - 7.500%, 06/01/2042 - 11/01/2053, with a total market value of $1,737,172)	1,703,110	1,703,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $1,703,362 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $99 - $446,405, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value of $1,737,172)	$1,703,110	$1,703,110
TOTAL REPURCHASE AGREEMENTS (Cost $7,247,277)		7,247,277
TOTAL INVESTMENTS — 101.9% (Cost $564,159,679)		$358,199,608

Percentages are based on Net Assets of $351,477,666.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $8,549,815.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $7,247,277. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $1,624,982.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$350,952,331	$—	$—	$350,952,331
Repurchase Agreements	—	7,247,277	—	7,247,277
Total Investments in Securities	$350,952,331	$7,247,277	$—	$358,199,608

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Internet of Things ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.9%
AUSTRIA — 1.3%
Information Technology — 1.3%
ams-OSRAM * (A)	481,866	$947,606
Kontron	117,455	2,804,023

TOTAL AUSTRIA		3,751,629
CANADA — 0.3%
Information Technology — 0.3%
BlackBerry *	215,713	791,667

CHINA — 2.2%
Information Technology — 2.2%
NXP Semiconductors	31,674	6,464,030

FRANCE — 1.0%
Industrials — 1.0%
Legrand	29,859	2,880,637

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 1.7%
Information Technology — 1.7%
Nippon Ceramic	48,622	$964,974
Renesas Electronics *	220,145	3,876,941

TOTAL JAPAN		4,841,915
NORWAY — 1.1%
Information Technology — 1.1%
Nordic Semiconductor *	342,823	3,136,003

SINGAPORE — 6.0%
Information Technology — 6.0%
STMicroelectronics	366,430	17,373,750

SWITZERLAND — 3.9%
Industrials — 2.4%
ABB	171,156	6,832,068

Information Technology — 1.5%
Landis+Gyr Group	51,253	4,326,341

TOTAL SWITZERLAND		11,158,409
TAIWAN — 12.1%
Information Technology — 12.1%
Advantech	1,522,644	17,229,660
eMemory Technology	135,682	10,923,183
MediaTek	179,080	5,417,112
Sercomm	309,800	1,229,680

TOTAL TAIWAN		34,799,635
UNITED KINGDOM — 0.2%
Information Technology — 0.2%
Spirent Communications	333,763	482,527

UNITED STATES — 69.1%
Communication Services — 0.6%
Globalstar *	716,506	1,139,245

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Iridium Communications	14,004	$533,552
		1,672,797
Consumer Discretionary — 10.5%
ADT	1,526,657	8,961,476
Garmin	175,190	21,415,226
		30,376,702
Health Care — 5.8%
Butterfly Network *	371,854	354,117
Dexcom *	141,812	16,382,122
		16,736,239
Industrials — 12.6%
Emerson Electric	68,265	6,068,758
Honeywell International	29,413	5,762,595
Johnson Controls International	89,740	4,738,272
Resideo Technologies *	45,527	748,009
Rockwell Automation	12,806	3,527,285
Schneider Electric	35,224	6,480,530
Sensata Technologies Holding	271,070	8,812,486
		36,137,935
Information Technology — 39.6%
Alarm.com Holdings *	88,596	4,826,710
Ambarella *	69,074	4,055,335
Analog Devices	30,984	5,681,846
Arlo Technologies *	231,447	2,103,853
Badger Meter	52,058	7,671,787
Belden	75,988	5,048,643
Cisco Systems	117,851	5,701,631
Digi International *	63,528	1,495,449
GLOBALFOUNDRIES *	61,147	3,282,982
Impinj *	46,584	3,893,957
InterDigital	52,665	5,262,287
International Business Machines	44,385	7,037,686
Itron *	80,198	5,403,741
Lattice Semiconductor *	15,391	901,143
NETGEAR *	51,723	705,502

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
PTC *	13,218	$2,079,984
QUALCOMM	46,212	5,963,659
Rambus *	191,852	12,982,625
Samsara, Cl A *	223,810	6,163,727
Semtech *	27,054	442,874
Silicon Laboratories *	56,645	5,968,684
Skyworks Solutions	153,784	14,906,283
SmartRent, Cl A *	350,464	1,096,952
Synaptics *	7,272	736,217
Vuzix * (A)	217,006	455,713
		113,869,270
TOTAL UNITED STATES		198,792,943
TOTAL COMMON STOCK (Cost $268,469,642)		284,473,145

	Number of Rights
RIGHT — 0.3%
Switzerland — 0.3%
ams-OSRAM* (A) Expires 12/09/2023	490,134	823,231
TOTAL RIGHT (Cost $3,991,052)		823,231

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.5%
Citigroup Global Markets 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $321,259 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,759 - $97,183, 2.000% - 7.028%, 11/20/2043 - 01/20/2072, with a total market value of $327,636)	$321,212	321,212

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $321,260 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $20 - $44,377, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value of $327,654)	$321,212	$321,212
Deutsche Bank Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $88,451 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $265 - $26,720, 2.500% - 7.500%, 06/01/2042 - 11/01/2053, with a total market value of $90,207)	88,438	88,438
HSBC Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $314,835 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,148 - $372,714, 0.000% - 7.500%, 11/15/2031 - 10/20/2073, with a total market value of $321,084)	314,788	314,788
RBC Dominion Securities 5.310%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $321,259 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $19 - $84,193, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value of $327,636)	321,212	321,212
TOTAL REPURCHASE AGREEMENTS (Cost $1,366,862)		1,366,862
TOTAL INVESTMENTS — 99.7% (Cost $273,827,556)		$286,663,238

Percentages are based on Net Assets of $287,487,218.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Internet of Things ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $1,242,244.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $1,366,862. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$284,473,145	$—	$—	$284,473,145
Right	823,231	—	—	823,231
Repurchase Agreements	—	1,366,862	—	1,366,862
Total Investments in Securities	$285,296,376	$1,366,862	$—	$286,663,238

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X U.S. Infrastructure Development ETF

Sector Weightings (Unaudited)†:

†   Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.9%
Consumer Discretionary — 0.9%
TopBuild *	158,869	$46,990,273

Industrials — 72.1%
Acuity Brands	158,869	28,478,857
Advanced Drainage Systems	414,968	50,256,774
AECOM	694,256	61,691,588
Arcosa	253,133	18,782,469
Argan	365,383	17,041,463
Astec Industries	347,412	10,801,039
Atkore *	197,862	25,702,274
Builders FirstSource *	736,131	98,722,528
Carlisle	257,562	72,222,960
Columbus McKinnon	390,073	13,621,349
Construction Partners, Cl A *	520,119	21,824,193
Crane	280,776	29,672,408
CSW Industrials	110,015	19,508,960
CSX	4,334,472	140,003,446
Custom Truck One Source *	1,998,228	11,609,705
Deere	339,411	123,684,763
DXP Enterprises *	470,879	13,787,337
Dycom Industries *	145,548	15,118,071
Eaton	873,842	198,965,085
EMCOR Group	238,827	50,755,514
Emerson Electric	1,560,649	138,741,696
Exponent	249,514	19,202,597
Fastenal	2,835,167	170,024,965
Fortive	1,770,070	122,099,429
Gibraltar Industries *	193,537	13,003,751

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Gorman-Rupp	501,129	$15,825,654
Graco	843,194	68,113,211
Granite Construction	349,328	16,051,622
Greenbrier	483,363	18,227,619
H&E Equipment Services	276,778	12,264,033
Herc Holdings	145,042	17,935,894
Howmet Aerospace	2,070,260	108,895,676
Hubbell, Cl B	268,737	80,621,100
IDEX	377,506	76,135,410
Insteel Industries	486,774	16,560,051
Jacobs Solutions	633,802	80,606,938
Lincoln Electric Holdings	287,834	57,008,402
MasTec *	310,707	18,841,272
MDU Resources Group	1,010,891	19,348,454
MRC Global *	1,135,158	11,737,534
Mueller Industries	560,406	23,273,661
Mueller Water Products, Cl A	1,131,469	15,037,223
MYR Group *	146,497	18,227,157
Norfolk Southern	517,018	112,792,647
Northwest Pipe *	384,430	10,425,742
NOW *	1,058,240	10,550,653
Parker-Hannifin	445,522	192,991,220
Pentair	817,436	52,757,319
Powell Industries	352,699	29,330,449
Primoris Services	535,055	16,244,270
Quanta Services	714,985	134,638,825
RBC Bearings *	144,562	37,259,410
Regal Rexnord	332,049	39,779,470
Rockwell Automation	504,026	138,828,921
SPX Technologies *	223,415	19,059,534
Sterling Infrastructure *	425,610	27,030,491
Terex	334,027	16,534,336
Tetra Tech	263,066	41,603,888
Titan Machinery *	335,533	7,670,284
Trane Technologies	812,590	183,165,912
Trinity Industries	500,258	12,486,440
Tutor Perini *	1,574,705	13,180,281
Union Pacific	660,959	148,894,234
United Rentals	354,386	168,694,824

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Valmont Industries	105,578	$23,181,761
Wabash National	536,188	11,753,241
WESCO International	254,971	39,737,230
Woodward	296,645	40,100,471
Zurn Elkay Water Solutions	903,340	26,594,330
		3,715,320,315
Information Technology — 1.9%
Badger Meter	145,084	21,381,029
Calix *	322,674	12,451,990
Crane NXT	281,065	14,463,605
Trimble *	1,133,977	52,616,533
		100,913,157
Materials — 21.5%
Alcoa	673,987	18,103,291
ATI *	640,724	28,159,820
Carpenter Technology	309,397	21,908,402
Century Aluminum *	488,153	3,836,883
Cleveland-Cliffs *	2,241,022	38,455,937
Commercial Metals	582,399	26,400,147
Eagle Materials	182,685	33,075,119
Haynes International	258,757	12,699,793
Knife River *	252,600	15,075,153
Louisiana-Pacific	363,499	22,169,804
Martin Marietta Materials	310,649	144,324,419
Materion	152,510	17,250,406
Minerals Technologies	113,499	7,109,577
Nucor	902,814	153,451,296
Reliance Steel & Aluminum	293,795	80,870,012
RPM International	646,269	66,520,468
Ryerson Holding	407,290	12,613,771
Steel Dynamics	878,775	104,688,466
Summit Materials, Cl A *	587,451	20,378,675
TimkenSteel *	696,845	14,159,890
United States Steel	1,163,948	41,785,733
Vulcan Materials	665,001	142,017,614
Westlake	638,380	81,961,608
		1,107,016,284

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.5%
Sempra	1,750,128	$127,531,827
TOTAL COMMON STOCK (Cost $4,544,979,466)		5,097,771,856
TOTAL INVESTMENTS — 98.9% (Cost $4,544,979,466)		$5,097,771,856

Percentages are based on Net Assets of $5,153,795,826.

*	Non-income producing security.

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Autonomous & Electric Vehicles ETF

Sector Weightings (Unaudited)†:

†   Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.4%
AUSTRALIA — 2.2%
Materials — 2.2%
Allkem *	769,716	$4,389,103
IGO	818,572	4,656,837
Pilbara Minerals (A)	2,596,523	6,266,721

TOTAL AUSTRALIA		15,312,661
CANADA — 3.1%
Industrials — 0.9%
Ballard Power Systems * (A)	1,798,682	6,313,374

Information Technology — 0.9%
BlackBerry *	1,693,205	6,214,062

Materials — 1.3%
Lithium Americas * (A)	406,321	2,616,206
Lithium Americas Argentina * (A)	406,321	2,172,679
Standard Lithium * (A)	1,810,057	4,036,427
		8,825,312
TOTAL CANADA		21,352,748

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 1.8%
Industrials — 0.8%
Sociedad Quimica y Minera de Chile ADR (A)	118,030	$5,929,827

Materials — 1.0%
Lundin Mining	1,004,409	6,963,488

TOTAL CHILE		12,893,315
CHINA — 9.3%
Communication Services — 1.3%
Baidu ADR *	79,325	9,412,704

Consumer Discretionary — 4.7%
Geely Automobile Holdings	7,075,400	7,709,263
Nexteer Automotive Group	12,110,600	7,814,991
NIO ADR * (A)	892,064	6,485,305
XPeng ADR, Cl A * (A)	652,388	10,836,165
		32,845,724
Information Technology — 2.7%
indie Semiconductor, Cl A *	872,123	6,506,037
NXP Semiconductors	60,787	12,405,411
		18,911,448
Materials — 0.6%
Ganfeng Lithium Group, Cl H	1,280,733	4,099,500

TOTAL CHINA		65,269,376
FRANCE — 2.1%
Consumer Discretionary — 2.1%
Forvia *	329,245	6,478,853
Renault	209,890	8,242,072

TOTAL FRANCE		14,720,925
GERMANY — 3.0%
Consumer Discretionary — 1.3%
Continental	115,783	8,971,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.7%
Infineon Technologies	303,617	$11,776,832

TOTAL GERMANY		20,748,811
ISRAEL — 0.6%
Information Technology — 0.6%
Innoviz Technologies * (A)	2,474,149	4,230,795

JAPAN — 10.9%
Consumer Discretionary — 8.0%
Denso	631,845	9,890,008
Honda Motor	1,175,085	11,994,476
Nissan Motor	2,196,838	8,661,933
Toyota Motor	1,317,835	24,910,812
		55,457,229
Industrials — 2.9%
GS Yuasa	416,654	6,125,731
Hitachi	205,757	14,314,680
		20,440,411
TOTAL JAPAN		75,897,640
LUXEMBOURG — 1.2%
Materials — 1.2%
APERAM	254,397	8,474,256

NETHERLANDS — 1.0%
Information Technology — 1.0%
TomTom *	1,036,983	6,867,887

SINGAPORE — 1.5%
Information Technology — 1.5%
STMicroelectronics	214,298	10,160,631

SOUTH KOREA — 3.8%
Consumer Discretionary — 2.7%
Hyundai Motor	64,027	9,146,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Kia Motors	141,593	$9,427,461
		18,573,821
Industrials — 1.1%
LG Energy Solution *	22,495	7,924,642

TOTAL SOUTH KOREA		26,498,463
TAIWAN — 1.3%
Industrials — 1.3%
Advanced Energy Solution Holding	364,800	8,816,389

UNITED KINGDOM — 1.0%
Materials — 1.0%
Johnson Matthey	372,735	7,313,896

UNITED STATES — 55.6%
Communication Services — 3.8%
Alphabet, Cl A *	197,730	26,205,157

Consumer Discretionary — 14.8%
American Axle & Manufacturing Holdings *	948,871	6,604,142
Aptiv *	98,021	8,120,060
Ford Motor	885,216	9,082,316
General Motors	324,781	10,263,080
Gentherm *	152,799	7,016,530
Lear	58,989	7,889,779
Lucid Group * (A)	1,201,228	5,069,182
Luminar Technologies, Cl A * (A)	1,117,768	2,794,420
QuantumScape, Cl A * (A)	827,536	5,246,578
Stellantis	626,042	13,594,492
Tesla *	88,719	21,299,657
Visteon *	55,505	6,586,778
		103,567,014
Industrials — 10.3%
Bloom Energy, Cl A * (A)	478,466	6,909,049
EnerSys	78,283	6,926,480
Honeywell International	97,446	19,091,620

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hyster-Yale Materials Handling	174,264	$8,307,165
ITT	91,616	9,919,264
Microvast Holdings * (A)	3,124,566	3,655,742
Nikola * (A)	3,818,008	3,712,631
Plug Power * (A)	723,545	2,923,122
Westinghouse Air Brake Technologies	89,156	10,392,024
		71,837,097
Information Technology — 22.3%
Ambarella *	101,781	5,975,562
Apple	129,265	24,553,887
CEVA *	316,843	6,894,504
Coherent *	169,524	6,236,788
Intel	604,529	27,022,446
Microsoft	48,074	18,215,719
MicroVision * (A)	1,909,902	4,812,953
NVIDIA	53,537	25,039,255
ON Semiconductor *	118,955	8,485,060
QUALCOMM	163,418	21,089,093
SiTime *	64,756	7,162,014
		155,487,281
Materials — 4.4%
Albemarle	44,361	5,379,658
ATI *	189,390	8,323,691
Cabot	123,966	9,409,019
Livent *	307,625	4,232,920
Piedmont Lithium *	141,760	3,673,002
		31,018,290
TOTAL UNITED STATES		388,114,839
TOTAL COMMON STOCK (Cost $910,779,536)		686,672,632
PREFERRED STOCK — 1.3%
GERMANY— 1.3%
Consumer Discretionary — 1.3%
Volkswagen (B)	77,089	8,951,142
TOTAL PREFERRED STOCK (Cost $16,339,026)		8,951,142

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
SHORT-TERM INVESTMENT(C) — 2.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.280% (Cost $14,221,842)	14,221,842	$14,221,842

	Face Amount
REPURCHASE AGREEMENT(D) — 6.7%
BNP Paribas
5.220%, Dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $46,601,699 (collateralized by U.S. Treasury Obligations, ranging in par value $5,481,758 - $232,646, 2.000% - 2.000%, 08/15/2025 - 08/15/2025, with a total market value of $47,483,275) (Cost $46,594,943)	$46,594,943	46,594,943
TOTAL INVESTMENTS — 108.4% (Cost $987,935,347)		$756,440,559

Percentages are based on Net Assets of $697,744,909.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $57,928,613.
(B)	There is currently no stated interest rate.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2023.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $46,594,943. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Autonomous & Electric Vehicles ETF

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$686,672,632	$—	$—	$686,672,632
Preferred Stock	8,951,142	—	—	8,951,142
Short-Term Investment	14,221,842	—	—	14,221,842
Repurchase Agreement	—	46,594,943	—	46,594,943
Total Investments in Securities	$709,845,616	$46,594,943	$—	$756,440,559

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Artificial Intelligence & Technology ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.4%
Financials — 0.4%
StoneCo, Cl A *	176,788	$2,757,893

CANADA — 3.1%
Industrials — 1.3%
Thomson Reuters	73,758	10,319,482

Information Technology — 1.8%
Shopify, Cl A *	194,363	14,153,513

TOTAL CANADA		24,472,995
CHINA — 8.6%
Communication Services — 3.8%
Baidu ADR *	45,349	5,381,112
Kanzhun ADR	146,429	2,420,471
Tencent Holdings	534,243	22,367,574
		30,169,157
Consumer Discretionary — 3.7%
Alibaba Group Holding ADR	247,443	18,528,532

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Meituan, Cl B *	895,915	$10,392,674
		28,921,206
Information Technology — 1.1%
NXP Semiconductors	42,241	8,620,543

TOTAL CHINA		67,710,906
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY	91,921	2,019,933

GERMANY — 3.9%
Industrials — 2.9%
Siemens	135,482	22,764,867

Information Technology — 1.0%
Infineon Technologies	212,532	8,243,786

TOTAL GERMANY		31,008,653
ISRAEL — 0.3%
Information Technology — 0.3%
Wix.com *	26,916	2,731,974

ITALY — 0.3%
Health Care — 0.3%
Amplifon	64,737	2,015,195

JAPAN — 2.3%
Industrials — 1.1%
FANUC	163,873	4,560,311
Fujikura	277,679	2,138,448
Toshiba *	71,606	2,228,076
		8,926,835
Information Technology — 1.2%
Fujitsu	34,337	4,905,452
NEC	47,354	2,639,409

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Socionext	23,103	$2,070,651
		9,615,512
TOTAL JAPAN		18,542,347
NETHERLANDS — 0.7%
Industrials — 0.7%
Wolters Kluwer	42,382	5,840,467

NEW ZEALAND — 0.2%
Information Technology — 0.2%
Xero *	27,194	1,858,095

SINGAPORE — 0.9%
Information Technology — 0.9%
STMicroelectronics	148,655	7,047,451

SOUTH KOREA — 4.5%
Information Technology — 4.5%
Samsung Electronics	416,854	23,522,049
SK Hynix	118,263	12,274,089

TOTAL SOUTH KOREA		35,796,138
SWEDEN — 0.3%
Information Technology — 0.3%
Telefonaktiebolaget LM Ericsson ADR (A)	499,238	2,441,274

SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	26,497	2,255,544

TAIWAN — 1.4%
Industrials — 0.3%
Bizlink Holding	240,568	2,032,969

Information Technology — 1.1%
Acer	2,046,000	2,305,352

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Advantech	181,657	$2,055,562
Alchip Technologies	27,690	2,756,591
Global Unichip	31,200	1,647,887
		8,765,392
TOTAL TAIWAN		10,798,361
UNITED STATES — 72.3%
Communication Services — 10.6%
Alphabet, Cl A *	190,278	25,217,543
Meta Platforms, Cl A *	77,380	25,314,867
Netflix *	53,298	25,261,653
Snap, Cl A *	219,507	3,035,782
Trade Desk, Cl A *	71,843	5,062,058
		83,891,903
Consumer Discretionary — 6.4%
Amazon.com *	175,493	25,637,772
eBay	86,755	3,557,823
Tesla *	87,742	21,065,099
		50,260,694
Health Care — 0.6%
GE HealthCare Technologies	73,913	5,060,084

Industrials — 4.6%
Booz Allen Hamilton Holding, Cl A	21,283	2,663,142
Experian	148,933	5,473,370
Genpact	60,125	2,041,845
Hubbell, Cl B	8,370	2,511,000
Rockwell Automation	18,607	5,125,112
Uber Technologies *	328,802	18,537,857
		36,352,326
Information Technology — 50.1%
Accenture, Cl A	72,224	24,060,703
Adobe *	44,152	26,977,314
Ambarella *	28,874	1,695,193
Apple	119,149	22,632,353
Cadence Design Systems *	44,426	12,140,293

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CCC Intelligent Solutions Holdings *	206,350	$2,410,168
Cisco Systems	433,450	20,970,311
Cognex	40,260	1,517,802
CyberArk Software *	15,223	3,033,487
Datadog, Cl A *	47,722	5,562,954
DXC Technology *	81,618	1,887,824
Envestnet *	37,006	1,407,338
Freshworks, Cl A *	134,282	2,688,326
Hewlett Packard Enterprise	208,360	3,523,368
Informatica, Cl A *	121,936	3,059,374
Intel	671,395	30,011,356
International Business Machines	164,440	26,073,606
IonQ * (A)	158,130	1,933,930
Microsoft	66,403	25,160,761
NVIDIA	51,217	23,954,191
Okta, Cl A *	32,204	2,159,278
Oracle	193,981	22,542,532
Pegasystems	41,934	2,179,729
Procore Technologies *	32,004	1,891,116
QUALCOMM	183,123	23,632,023
Salesforce *	100,201	25,240,632
Seagate Technology Holdings	37,730	2,984,443
ServiceNow *	39,336	26,974,269
Smartsheet, Cl A *	53,716	2,276,484
Splunk *	26,556	4,024,296
Super Micro Computer *	8,291	2,267,340
Synopsys *	24,457	13,285,776
Teradata *	41,662	1,968,530
Twilio, Cl A *	36,695	2,373,433
UiPath, Cl A *	129,884	2,566,508
Verint Systems *	60,551	1,487,738
Viasat *	72,173	1,475,938
Workday, Cl A *	33,809	9,152,772
Zebra Technologies, Cl A *	8,049	1,907,452
Zscaler *	23,608	4,663,288
		395,754,229
TOTAL UNITED STATES		571,319,236
TOTAL COMMON STOCK (Cost $741,265,645)		788,616,462

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.2%
Bank of America 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $96,864 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $10 - $34,163, 1.500% - 7.000%, 08/01/2027 - 09/20/2063, with a total market value of $98,787)	$96,850	$96,850
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $351,821 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $22 - $48,599, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value of $358,824)	351,769	351,769
Deutsche Bank Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $351,821 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,055 - $106,281, 2.500% - 7.500%, 06/01/2042 - 11/01/2053, with a total market value of $358,804)	351,769	351,769
HSBC Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $344,785 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,447 - $408,171, 0.000% - 7.500%, 11/15/2031 - 10/20/2073, with a total market value of $351,629)	344,734	344,734

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $351,821 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $21 - $92,203, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value of $358,804)	$351,769	$351,769
TOTAL REPURCHASE AGREEMENTS (Cost $1,496,891)		1,496,891
TOTAL INVESTMENTS — 100.0% (Cost $742,762,536)		$790,113,353

Percentages are based on Net Assets of $789,875,233.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $2,961,248.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $1,496,891. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $1,534,472.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$788,616,462	$—	$—	$788,616,462
Repurchase Agreements	—	1,496,891	—	1,496,891
Total Investments in Securities	$788,616,462	$1,496,891	$—	$790,113,353

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Genomics & Biotechnology ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 3.8%
Health Care — 3.8%
Genscript Biotech *	1,267,418	$3,521,372

GERMANY — 3.6%
Health Care — 3.6%
BioNTech ADR *	33,717	3,385,524

JAPAN — 0.7%
Health Care — 0.7%
Takara Bio	82,536	682,240

NETHERLANDS — 0.6%
Health Care — 0.6%
uniQure *	75,909	514,663

SWITZERLAND — 5.9%
Health Care — 5.9%
CRISPR Therapeutics * (A)	81,993	5,471,393

UNITED STATES — 85.3%
Health Care — 85.3%
10X Genomics, Cl A *	86,750	3,775,360
2seventy bio * (A)	78,303	143,295
Agilent Technologies	31,060	3,969,468
Allogene Therapeutics *	189,509	445,346
Alnylam Pharmaceuticals *	20,136	3,387,882
Arrowhead Pharmaceuticals *	133,939	2,839,507
Avidity Biosciences *	127,256	993,869
Beam Therapeutics * (A)	119,896	3,366,680

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
BioMarin Pharmaceutical *	39,276	$3,577,258
Bio-Techne	52,402	3,296,086
Bluebird Bio * (A)	186,085	710,845
CareDx *	92,582	898,971
Caribou Biosciences *	135,632	796,160
Editas Medicine, Cl A *	145,436	1,531,441
Fulgent Genetics *	34,137	941,498
Gilead Sciences	20,454	1,566,776
Illumina *	28,186	2,873,563
Intellia Therapeutics *	131,730	3,903,160
Legend Biotech ADR *	50,193	3,052,738
Lyell Immunopharma *	217,186	375,732
Moderna *	41,832	3,250,346
Myriad Genetics *	141,315	2,697,703
Natera *	80,180	4,486,071
Pacific Biosciences of California *	435,654	3,694,346
Poseida Therapeutics, Cl A *	113,014	301,747
QIAGEN *	87,106	3,585,283
REGENXBIO *	71,444	1,394,587
Rocket Pharmaceuticals *	133,893	3,123,724
Sana Biotechnology *	175,947	714,345
Sarepta Therapeutics *	29,932	2,432,873
Scilex Holding *(B)(C)	226,071	141,294
Ultragenyx Pharmaceutical *	97,827	3,800,579
Veracyte *	129,274	3,309,414
Vertex Pharmaceuticals *	4,417	1,567,196
Verve Therapeutics *	76,945	867,940
Vir Biotechnology *	156,803	1,488,060

TOTAL UNITED STATES		79,301,143
TOTAL COMMON STOCK (Cost $143,898,128)		92,876,335

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 4.3%
Citigroup Global Markets 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $948,326 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,146 - $286,876, 2.000% - 7.028%, 11/20/2043 - 01/20/2072, with a total market value of $967,150)	$948,186	$948,186
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $948,327 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $60 - $130,997, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value of $967,202)	948,186	948,186
Deutsche Bank Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $261,093 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $783 - $78,873, 2.500% - 7.500%, 06/01/2042 - 11/01/2053, with a total market value of $266,275)	261,054	261,054
HSBC Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $929,359 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $9,292 - $1,100,214, 0.000% - 7.500%, 11/15/2031 - 10/20/2073, with a total market value of $947,806)	929,222	929,222

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $948,326 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $55 - $248,531, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value of $967,150)	$948,186	$948,186
TOTAL REPURCHASE AGREEMENTS (Cost $4,034,834)		4,034,834
TOTAL INVESTMENTS — 104.2% (Cost $147,932,962)		$96,911,169

Percentages are based on Net Assets of $93,029,046.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $3,790,397.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of November 30, 2023 was $141,294 and represented 0.2% of Net Assets.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $4,034,834. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$92,735,041	$—	$141,294	$92,876,335
Repurchase Agreements	—	4,034,834	—	4,034,834
Total Investments in Securities	$92,735,041	$4,034,834	$141,294	$96,911,169

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Genomics & Biotechnology ETF

the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Cloud Computing ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 4.2%
Information Technology — 4.2%
Shopify, Cl A *	335,758	$24,449,898

CHINA — 1.2%
Consumer Discretionary — 0.3%
Alibaba Group Holding ADR *	25,544	1,912,735

Information Technology — 0.9%
Kingsoft Cloud Holdings ADR * (A)	297,174	1,298,650
Vnet Group ADR *	1,295,940	3,628,632
		4,927,282
TOTAL CHINA		6,840,017
ISRAEL — 4.3%
Information Technology — 4.3%
Wix.com *	246,297	24,999,145

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.3%
Real Estate — 0.3%
Digital Core REIT Management Pte ‡	2,682,325	$1,649,630

UNITED STATES — 89.9%
Communication Services — 7.2%
Alphabet, Cl A *	60,026	7,955,246
Netflix *	47,197	22,369,962
PubMatic, Cl A *	386,116	6,451,998
Vimeo *	1,424,250	5,013,360
		41,790,566
Consumer Discretionary — 1.9%
2U *	728,444	715,623
Amazon.com *	72,487	10,589,626
		11,305,249
Health Care — 1.2%
HealthStream	274,354	6,858,850

Industrials — 3.9%
Paycom Software	123,235	22,386,870

Information Technology — 72.0%
Akamai Technologies *	190,421	21,999,338
Box, Cl A *	797,951	20,882,378
DigitalOcean Holdings *	807,087	23,905,917
Dropbox, Cl A *	758,388	21,371,374
Everbridge *	369,367	7,520,312
Fastly, Cl A *	1,173,598	19,493,463
Five9 *	354,996	27,057,795
Freshworks, Cl A *	1,098,808	21,998,136
International Business Machines	10,044	1,592,577
Microsoft	28,734	10,887,600
Procore Technologies *	397,150	23,467,593
Qualys *	131,266	24,263,207
Salesforce *	96,317	24,262,252
Sinch *	7,687,376	21,872,545
SPS Commerce *	122,845	21,163,737

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Twilio, Cl A *	384,101	$24,843,653
Workday, Cl A *	94,148	25,487,747
Workiva, Cl A *	229,339	22,055,532
Yext *	1,127,830	7,477,513
Zoom Video Communications, Cl A *	327,092	22,186,650
Zscaler *	125,927	24,874,360
		418,663,679
Real Estate — 3.7%
Digital Realty Trust ‡	153,899	21,358,103

TOTAL UNITED STATES		522,363,317
TOTAL COMMON STOCK (Cost $812,208,684)		580,302,007

SHORT-TERM INVESTMENT(B) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 5.280% (Cost $239,222)	239,222	239,222

	Face Amount
REPURCHASE AGREEMENT(C) — 0.1%
BNP Paribas
5.220%, Dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $783,876 (collateralized by U.S. Treasury Obligations, ranging in par value $92,207 - $3,913, 2.000% - 2.000%, 08/15/2025 - 08/15/2025, with a total market value of $798,703) (Cost $783,762)	$783,762	783,762
TOTAL INVESTMENTS — 100.0% (Cost $813,231,668)		$581,324,991

Percentages are based on Net Assets of $581,162,442.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Cloud Computing ETF

(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $973,636.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2023.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $783,762. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$580,302,007	$—	$—	$580,302,007
Short-Term Investment	239,222	—	—	239,222
Repurchase Agreement	—	783,762	—	783,762
Total Investments in Securities	$580,541,229	$783,762	$—	$581,324,991

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Cannabis ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.4%
CANADA — 54.3%
Consumer Staples — 4.1%
Flora Growth *(A)	1,013,509	$1,165,535

Health Care — 50.2%
Aurora Cannabis *	2,692,243	1,238,432
Canopy Growth * (B)	2,197,230	1,215,417
Cronos Group *	693,793	1,412,301
Organigram Holdings * (B)	1,184,323	1,537,344
SNDL * (B)	3,019,296	4,317,593
Tilray Brands * (B)	2,513,220	4,548,928
		14,270,015
TOTAL CANADA		15,435,550
ISRAEL — 10.2%
Health Care — 5.0%
Intercure *	1,177,368	1,436,389

Information Technology — 5.2%
BYND Cannasoft Enterprises *	1,667,620	1,467,506

TOTAL ISRAEL		2,903,895

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 33.9%
Financials — 4.6%
AFC Gamma ‡	115,686	$1,313,036

Health Care — 8.8%
Bright Green *	3,430,374	941,981
Incannex Healthcare *	81,747	653,159
MyMD Pharmaceuticals *(A)	3,165,264	886,274
		2,481,414
Information Technology — 3.3%
WM Technology *	1,126,937	937,386

Real Estate — 17.2%
Innovative Industrial Properties, Cl A ‡	59,902	4,891,597

TOTAL UNITED STATES		9,623,433
TOTAL COMMON STOCK (Cost $49,443,808)		27,962,878

	Face Amount
U.S. TREASURY OBLIGATION — 7.0%
U.S. Treasury Bill
5.312%, 01/02/24(C)	$2,000,000	1,990,613
TOTAL U.S. TREASURY OBLIGATION (Cost $1,991,771)		1,990,613

REPURCHASE AGREEMENTS(D) — 9.7%
Bank of America 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $179,035 (collateralized by various U.S. Government Obligations, ranging in par value $19 - $63,143, 1.500% - 7.000%, 08/01/2027 – 09/20/2063, with total market value $182,589)	179,009	179,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Cannabis ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $650,280 (collateralized by various U.S. Government obligations and U.S. Treasury Obligations, ranging in par value $41 - $89,826, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value $663,224)	$650,184	$650,184
Deutsche Bank Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $650,280 (collateralized by various U.S. Government Obligations, ranging in par value $1,951 - $196,443, 2.500% - 7.500%, 06/01/2042 - 11/01/2053, with a total market value $663,188)	650,184	650,184
HSBC Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $637,274 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6,372 - $754,431, 0.000% - 7.500%, 11/15/2031 - 10/20/2073, with a total market value $649,924)	637,180	637,180
RBC Dominion Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $650,280 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $38 - $170,421, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value $663,188)	650,184	650,184
TOTAL REPURCHASE AGREEMENTS (Cost $2,766,741)		2,766,741
TOTAL INVESTMENTS — 115.1% (Cost $54,202,320)		$32,720,232

Percentages are based on Net Assets of $28,423,694.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Cannabis ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $2,101,655.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $2,766,741. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,962,878	$—	$—	$27,962,878
U.S. Treasury Obligation	—	1,990,613	—	1,990,613
Repurchase Agreements	—	2,766,741	—	2,766,741
Total Investments in Securities	$27,962,878	$4,757,354	$—	$32,720,232

The following is a summary of the transactions with affiliates for the year ended November 30, 2023:

Value at 11/30/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/23	Dividend Income	Capital Gain
Flora Growth
$592,812	$3,117,592	$(185,372)	$(1,175,559)	$(1,183,938)	$1,165,535	$-	$-
MyMD Pharmaceuticals
1,320,594	1,631,038	(224,134)	(801,991)	(1,039,233)	86,274	-	-
Totals:
$1,913,406	$4,748,630	$(409,506)	$(1,977,550)	$(2,223,171)	$2,051,809	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Thematic Growth ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X Cannabis ETF(A)	560,343	$3,042,663
Global X Data Center REITs & Digital Infrastructure ETF(A)	297,561	4,264,049
Global X Disruptive Materials ETF(A)	231,283	3,261,090
Global X FinTech ETF(A)	183,981	4,106,456
Global X Genomics & Biotechnology ETF(A)	355,392	3,701,656
Global X Lithium & Battery Tech ETF(A) (B)	66,898	3,189,028
Global X Renewable Energy Producers ETF(A)	353,747	3,671,894
Global X Solar ETF(A)	257,008	3,017,274
Global X Video Games & Esports ETF (A)	201,161	3,982,988
TOTAL EXCHANGE TRADED FUNDS (Cost $58,411,426)		32,237,098

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.6%
Citigroup Global Markets Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $34,399 (collateralized by various U.S. Government Obligations, ranging in par value $295 - $10,406, 2.000% - 7.028%, 11/20/2043 – 01/20/2072, with total market value $35,082)	$34,394	34,394
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $16 - $34,401, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value $253,994)	249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Thematic Growth ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $15 - $65,266, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value $253,980)	$249,000	$249,000

TOTAL REPURCHASE AGREEMENTS (Cost $532,394)		532,394
TOTAL INVESTMENTS — 101.5% (Cost $58,943,820)		$32,769,492

Percentages are based on Net Assets of $32,269,888.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $519,603.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $532,394. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,237,098	$—	$—	$32,237,098
Repurchase Agreements	—	532,394	—	532,394
Total Investments in Securities	$32,237,098	$532,394	$—	$32,769,492

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the year ended November 30, 2023:

Value at 11/30/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/23	Dividend Income	Capital Gain
Global X Cannabis ETF
$7,421,653	$2,895,135	$(2,447,665)	$(2,002,323)	$(2,824,137)	$3,042,663	$111,651	$1,088
Global X Data Center REITs & Digital Infrastructure ETF
3,870,478	2,396,516	(2,312,363)	332,024	(22,606)	4,264,049	92,896	2,994
Global X Disruptive Materials ETF
—	4,376,861	(394,183)	(674,030)	(47,558)	3,261,090	—	—
Global X FinTech ETF
3,581,922	2,510,223	(2,303,995)	1,002,421	(684,115)	4,106,456	(9,246)	12,883
Global X Genomics & Biotechnology ETF
4,046,936	2,982,709	(2,261,735)	(685,884)	(380,370)	3,701,656	—	—
Global X Lithium & Battery Tech ETF
8,163,639	2,051,009	(5,110,826)	(915,128)	(999,666)	3,189,028	73,446	—
Global X Renewable Energy Producers ETF
8,267,442	1,950,219	(4,957,275)	(680,199)	(908,293)	3,671,894	64,218	—
Global X Solar ETF
—	4,264,904	(370,313)	(823,467)	(53,850)	3,017,274	—	—
Global X Video Games & Esports ETF
—	4,437,882	(458,591)	(5,488)	9,185	3,982,988	—	—
Totals:
$35,352,070	$27,865,458	$(20,616,946)	$(4,452,074)	$(5,911,410)	$32,237,098	$332,965	$16,965

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Video Games & Esports ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 12.2%
Communication Services — 12.2%
Archosaur Games * (A)	725,600	$182,090
Bilibili ADR * (A)	415,238	4,704,647
HUYA ADR *	141,629	480,122
iDreamSky Technology Holdings *	1,142,000	361,156
NetEase ADR	86,741	9,843,369
XD *	388,700	627,072

TOTAL CHINA		16,198,456
FRANCE — 2.8%
Communication Services — 2.8%
Ubisoft Entertainment *	128,564	3,665,402

IRELAND — 1.5%
Information Technology — 1.5%
Keywords Studios	112,744	1,952,524

JAPAN — 28.2%
Communication Services — 28.2%
Capcom	169,490	5,712,914
DeNA	106,868	1,087,222
Gumi (A)	89,066	250,627
GungHo Online Entertainment *	59,070	915,808
Koei Tecmo Holdings	167,267	2,048,479
Konami Group	127,853	6,326,274
Nexon	344,996	7,463,031
Nintendo	200,694	9,383,414

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Square Enix Holdings	120,343	$4,177,632

TOTAL JAPAN		37,365,401
POLAND — 1.9%
Communication Services — 1.9%
CD Projekt (A)	93,672	2,555,278

SINGAPORE — 0.4%
Communication Services — 0.4%
IGG *	1,112,400	470,010

SOUTH KOREA — 14.6%
Communication Services — 14.6%
Com2uS Holdings *	15,953	431,546
Com2uSCorp	11,470	439,632
Devsisters *	14,574	553,522
JoyCity *	162,093	344,879
Kakao Games *	53,946	1,101,792
Krafton *	40,535	6,692,210
NCSoft	23,190	4,709,359
Neowiz *	17,402	358,790
Netmarble *	31,803	1,464,247
Nexon Games *	30,000	368,097
Pearl Abyss *	41,215	1,207,555
Wemade	26,682	1,108,519
Wemade Max *	56,217	529,424

TOTAL SOUTH KOREA		19,309,572
SWEDEN — 3.3%
Communication Services — 3.3%
Embracer Group, Cl B * (A)	1,054,790	2,319,685
Enad Global 7 *	173,708	295,402
Modern Times Group MTG, Cl B *	129,246	1,044,689
Stillfront Group *	667,694	743,911

TOTAL SWEDEN		4,403,687

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 3.5%
Communication Services — 3.5%
Gamania Digital Entertainment	177,200	$435,626
International Games System	164,000	3,496,287
Soft-World International	141,800	721,709

TOTAL TAIWAN		4,653,622
UNITED STATES — 31.4%
Communication Services — 21.0%
Electronic Arts	66,667	9,200,713
Playtika Holding *	73,895	642,147
ROBLOX, Cl A *	207,247	8,146,880
Skillz, Cl A * (A)	39,092	232,991
Take-Two Interactive Software *	60,339	9,545,630
		27,768,361
Consumer Discretionary — 0.2%
Inspired Entertainment *	35,618	279,957

Information Technology — 10.2%
AppLovin, Cl A *	220,836	8,276,933
Corsair Gaming *	62,159	802,473
Unity Software * (A)	149,928	4,424,375
		13,503,781
TOTAL UNITED STATES		41,552,099
TOTAL COMMON STOCK (Cost $208,001,048)		132,126,051

	Face Amount
REPURCHASE AGREEMENTS(B) — 5.6%
Bank of America 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $443,462 (collateralized by various U.S. Government Obligations, ranging in par value $47 - $156,402, 1.500% - 7.000%, 08/01/2027 – 09/20/2063, with total market value $452,264)	$443,396	443,396

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $1,736,880 (collateralized by various U.S. Government Obligations, ranging in par value $14,919 - $525,419, 2.000% - 7.028%, 11/20/2043 - 01/20/2072, with a total market value $1,771,355)	$1,736,623	$1,736,623
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $1,736,881 (collateralized by various U.S. Government obligations and U.S. Treasury Obligations, ranging in par value $109 - $239,924, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value $1,771,451)	1,736,623	1,736,623
Deutsche Bank Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $1,736,880 (collateralized by various U.S. Government Obligations, ranging in par value $5,210 - $524,693, 2.500% - 7.500%, 06/01/2042 - 11/01/2053, with a total market value $1,771,355)	1,736,623	1,736,623
RBC Dominion Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $1,736,880 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $101 - $455,190, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value $1,771,356)	1,736,623	1,736,623
TOTAL REPURCHASE AGREEMENTS (Cost $7,389,888)		7,389,888
TOTAL INVESTMENTS — 105.4% (Cost $215,390,936)		$139,515,939

Percentages are based on Net Assets of $132,339,112.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Video Games & Esports ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $7,200,617.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $7,389,888. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $97,644.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$132,126,051	$—	$—	$132,126,051
Repurchase Agreements	—	7,389,888	—	7,389,888
Total Investments in Securities	$132,126,051	$7,389,888	$—	$139,515,939

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Cybersecurity ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 3.9%
Information Technology — 3.9%
BlackBerry *	6,777,295	$24,872,673

ISRAEL — 9.2%
Information Technology — 9.2%
Check Point Software Technologies *	245,561	35,851,906
Radware *	1,571,023	23,958,101

TOTAL ISRAEL		59,810,007
JAPAN — 9.1%
Information Technology — 9.1%
Digital Arts	492,638	16,045,266
Hennge *	1,127,156	9,416,158
Trend Micro (A)	658,283	33,458,508

TOTAL JAPAN		58,919,932
SOUTH KOREA — 2.9%
Information Technology — 2.9%
Ahnlab	351,021	18,800,567

UNITED KINGDOM — 4.2%
Information Technology — 4.2%
Arqit Quantum *	3,447,744	1,698,014
Darktrace *	5,830,774	25,606,333

TOTAL UNITED KINGDOM		27,304,347
UNITED STATES — 70.6%
Information Technology — 70.6%
A10 Networks	2,311,375	28,869,074
Crowdstrike Holdings, Cl A *	183,490	43,485,295

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CyberArk Software *	144,943	$28,882,792
Fortinet *	582,262	30,603,691
Gen Digital	1,953,515	43,133,611
Okta, Cl A *	369,840	24,797,772
OneSpan *	1,386,454	13,906,134
Palo Alto Networks *	133,960	39,530,256
Qualys *	164,670	30,437,603
Rapid7 *	533,465	28,887,130
SentinelOne, Cl A *	1,659,881	31,687,128
Telos *	2,411,540	9,911,429
Tenable Holdings *	711,768	29,460,077
Varonis Systems, Cl B *	754,264	31,596,119
Zscaler *	210,712	41,621,941

TOTAL UNITED STATES		456,810,052
TOTAL COMMON STOCK (Cost $743,242,888)		646,517,578

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.1%
Bank of America 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $3,228,495 (collateralized by various U.S. Government Obligations, ranging in par value $344 - $1,138,642, 1.500% - 7.000%, 08/01/2027 – 09/20/2063, with total market value $3,292,578)	$3,228,018	3,228,018
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $3,228,497 (collateralized by various U.S. Government obligations and U.S. Treasury Obligations, ranging in par value $203 - $445,968, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value $3,292,756)	3,228,018	3,228,018

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Cybersecurity ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $3,228,495 (collateralized by various U.S. Government Obligations, ranging in par value $9,684 - $975,293, 2.500% - 7.500%, 06/01/2042 - 11/01/2053, with a total market value $3,292,578)	$3,228,018	$3,228,018
Nomura Securities International 5.310%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $824,297 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $515 - $238,619, 2.000% - 6.500%, 11/01/2029 - 06/01/2062, with a total market value $840,660)	824,175	824,175
RBC Dominion Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $3,228,495 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $188 - $846,102, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value $3,292,578)	3,228,018	3,228,018
TOTAL REPURCHASE AGREEMENTS (Cost $13,736,247)		13,736,247
TOTAL INVESTMENTS — 102.0% (Cost $756,979,135)		$660,253,825

Percentages are based on Net Assets of $647,551,244.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $13,011,695.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $13,736,247. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Cybersecurity ETF

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$646,517,578	$—	$—	$646,517,578
Repurchase Agreements	—	13,736,247	—	13,736,247
Total Investments in Securities	$646,517,578	$13,736,247	$—	$660,253,825

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Telemedicine & Digital Health ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 10.6%
Consumer Staples — 10.6%
Alibaba Health Information Technology *	4,377,100	$2,488,294
JD Health International *	569,150	2,714,472
Ping An Healthcare and Technology *	750,400	1,677,526

TOTAL CHINA		6,880,292
GERMANY — 2.3%
Health Care — 2.3%
CompuGroup Medical	38,493	1,484,264

JAPAN — 3.4%
Health Care — 3.4%
JMDC	44,860	1,309,068
Medley *	29,125	871,770

TOTAL JAPAN		2,180,838
SOUTH KOREA — 0.5%
Health Care — 0.5%
Genomictree *	24,092	311,666

UNITED STATES — 83.1%
Financials — 2.8%
eHealth *	33,689	250,309
Oscar Health, Cl A *	183,121	1,556,529
		1,806,838

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 80.3%
23andMe Holding, Cl A *	412,145	$354,651
Agilent Technologies	23,714	3,030,649
American Well, Cl A *	320,591	407,151
AMN Healthcare Services *	33,305	2,258,079
Computer Programs and Systems *	19,684	206,879
Definitive Healthcare, Cl A *	64,477	531,935
Dexcom *	29,113	3,363,134
DocGo *	129,918	734,037
Doximity, Cl A *	112,767	2,621,833
GoodRx Holdings, Cl A *	106,614	638,618
Hims & Hers Health *	194,616	1,730,136
Illumina *	21,511	2,193,046
iRhythm Technologies *	32,523	2,773,561
Laboratory Corp of America Holdings	12,426	2,695,324
LifeStance Health Group *	101,762	699,105
Masimo *	29,819	2,795,829
Omnicell *	63,917	2,132,271
Pacific Biosciences of California *	349,213	2,961,326
Phreesia *	74,616	1,149,833
Privia Health Group *	111,320	2,299,871
R1 RCM *	213,317	2,256,894
ResMed	173,588	2,801,477
Senseonics Holdings *	662,186	390,822
Sharecare *	408,308	382,830
Tandem Diabetes Care *	93,141	1,885,174
Teladoc Health *	140,909	2,556,089
Twist Bioscience *	79,776	1,918,613
Veracyte *	103,659	2,653,670
Veradigm *	152,611	1,751,974
		52,174,811
TOTAL UNITED STATES		53,981,649
TOTAL COMMON STOCK (Cost $151,908,389)		64,838,709
TOTAL INVESTMENTS — 99.9% (Cost $151,908,389)		$64,838,709

Percentages are based on Net Assets of $64,919,314.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Telemedicine & Digital Health ETF

*	Non-income producing security.

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X China Biotech Innovation ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Consumer Staples — 0.3%
Beijing Scitop Bio-tech, Cl A	2,500	$7,229

Health Care — 96.8%
3SBio	56,500	52,519
Alphamab Oncology *	14,100	11,392
Ascentage Pharma Group International *	6,900	22,572
Beijing Bohui Innovation Biotechnology Group, Cl A *	13,400	12,816
Beijing SL Pharmaceutical, Cl A	19,800	31,470
Beijing Tiantan Biological Products, Cl A	25,200	113,031
Beijing Wantai Biological Pharmacy Enterprise, Cl A	6,921	47,316
BGI Genomics, Cl A	8,138	58,474
CanSino Biologics, Cl A *	2,181	25,851
Changchun BCHT Biotechnology, Cl A	1,669	14,086
Changchun High & New Technology Industry Group, Cl A	8,477	190,991
Chengdu Kanghua Biological Products, Cl A	2,250	24,680
Chengdu Olymvax Biopharmaceuticals, Cl A *	5,767	15,926
China Animal Husbandry Industry, Cl A	15,600	25,188
Chongqing Zhifei Biological Products, Cl A	21,450	195,907
CSPC Pharmaceutical Group	212,300	191,634
Daan Gene, Cl A	29,980	43,494
Frontier Biotechnologies, Cl A *	5,096	7,757
Genscript Biotech *	34,450	95,715
Getein Biotech, Cl A	8,220	13,514
Guangzhou Wondfo Biotech, Cl A	7,800	33,304

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hebei Changshan Biochemical Pharmaceutical, Cl A	17,000	$30,091
HitGen, Cl A *	4,240	9,779
Hualan Biological Engineering, Cl A	29,300	99,171
Hualan Biological Vaccine, Cl A	2,350	10,419
Jacobio Pharmaceuticals Group *	11,700	5,693
Joinn Laboratories China, Cl A	10,906	40,638
Liaoning Chengda Biotechnology, Cl A	4,958	23,467
Mabwell Shanghai Bioscience, Cl A *	4,253	17,552
Nanjing Vazyme Biotech, Cl A	2,282	12,242
Pacific Shuanglin Bio-pharmacy, Cl A	4,700	18,955
Shanghai RAAS Blood Products, Cl A	101,300	112,776
Shanghai ZJ Bio-Tech, Cl A	3,685	11,874
Shenzhen Kangtai Biological Products, Cl A	17,493	78,683
Shenzhen Weiguang Biological Products, Cl A	1,500	8,026
Sichuan Kelun Pharmaceutical, Cl A	25,800	103,619
Walvax Biotechnology, Cl A	41,500	143,777
Wuhan Keqian Biology, Cl A	3,460	9,390
Wuxi Biologics Cayman *	27,850	155,113
Xiamen Amoytop Biotech, Cl A	2,925	19,166
Zai Lab ADR *	3,162	86,291
		2,224,359
Materials — 2.9%
Anhui Huaheng Biotechnology, Cl A	3,036	47,661
Zhejiang Huge Leaf, Cl A *	50,300	17,398
		65,059
TOTAL CHINA		2,296,647
TOTAL COMMON STOCK (Cost $2,963,513)		2,296,647
TOTAL INVESTMENTS — 100.0% (Cost $2,963,513)		$2,296,647

Percentages are based on Net Assets of $2,297,453.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X China Biotech Innovation ETF

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X CleanTech ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 3.1%
Industrials — 1.4%
Ballard Power Systems * (A)	225,290	$790,768

Information Technology — 1.7%
Canadian Solar * (A)	48,720	1,024,582

TOTAL CANADA		1,815,350
CHINA — 13.7%
Industrials — 3.4%
China Everbright Environment Group	4,611,300	1,517,361
Dongfang Electric, Cl H	253,200	226,931
Goldwind Science & Technology, Cl H	597,100	273,692
		2,017,984
Information Technology — 10.3%
Daqo New Energy ADR *	56,286	1,331,727
Flat Glass Group, Cl H (A)	334,200	549,419
JinkoSolar Holding ADR	37,768	1,185,915
Xinyi Solar Holdings	5,234,500	3,009,219
		6,076,280
TOTAL CHINA		8,094,264
DENMARK — 9.3%
Industrials — 9.3%
Vestas Wind Systems *	196,805	5,459,613

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 7.2%
Industrials — 4.5%
Nordex * (A)	177,550	$1,969,205
Varta * (A)	31,785	695,690
		2,664,895
Information Technology — 2.7%
SMA Solar Technology *	26,046	1,581,499

TOTAL GERMANY		4,246,394
NETHERLANDS — 1.4%
Industrials — 1.4%
Alfen * (A)	16,242	820,686

NORWAY — 1.5%
Industrials — 1.5%
NEL *	1,247,224	916,661

SOUTH KOREA — 9.7%
Industrials — 3.8%
CS Wind	31,466	1,304,834
Doosan Fuel Cell *	48,817	919,469
		2,224,303
Information Technology — 5.9%
Samsung SDI	9,517	3,481,784

TOTAL SOUTH KOREA		5,706,087
SWITZERLAND — 4.2%
Information Technology — 4.2%
Landis+Gyr Group	21,725	1,833,839
Meyer Burger Technology * (A)	2,687,545	631,746

TOTAL SWITZERLAND		2,465,585
TAIWAN — 4.0%
Information Technology — 4.0%
Simplo Technology	145,064	1,766,865

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
United Renewable Energy	1,214,700	$575,466

TOTAL TAIWAN		2,342,331
UNITED KINGDOM — 5.7%
Industrials — 1.1%
Ceres Power Holdings * (A)	143,564	341,317
ITM Power *	458,037	297,348
		638,665
Materials — 4.6%
Johnson Matthey	137,582	2,699,667

TOTAL UNITED KINGDOM		3,338,332
UNITED STATES — 39.9%
Consumer Discretionary — 3.4%
QuantumScape, Cl A * (A)	315,289	1,998,932

Industrials — 20.2%
Ameresco, Cl A * (A)	25,799	772,938
Array Technologies *	113,364	1,753,741
Bloom Energy, Cl A * (A)	157,675	2,276,827
Fluence Energy, Cl A * (A)	88,941	2,230,640
FuelCell Energy * (A)	340,393	415,280
Microvast Holdings * (A)	230,260	269,404
Plug Power * (A)	384,659	1,554,022
Shoals Technologies Group, Cl A *	127,550	1,766,568
Stem * (A)	116,029	333,003
SunPower, Cl A * (A)	130,736	542,555
		11,914,978
Information Technology — 16.3%
Enphase Energy *	34,799	3,515,395
First Solar *	23,565	3,718,086
Maxeon Solar Technologies *	39,208	161,929

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SolarEdge Technologies *	27,941	$2,217,956
		9,613,366
TOTAL UNITED STATES		23,527,276
TOTAL COMMON STOCK (Cost $139,007,603)		58,732,579

	Face Amount
REPURCHASE AGREEMENTS(B) — 15.4%
Bank of America 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $2,126,394 (collateralized by various U.S. Government Obligations, ranging in par value $227 - $749,948, 1.500% - 7.000%, 08/01/2027 – 09/20/2063, with total market value $2,168,602)	$2,126,080	2,126,080
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $2,126,395 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $134 - $293,729, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value $2,168,719)	2,126,080	2,126,080
Deutsche Bank Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $2,126,394 (collateralized by various U.S. Government Obligations, ranging in par value $6,378 - $642,361, 2.500% - 7.500%, 06/01/2042 - 11/01/2053, with a total market value $2,168,602)	2,126,080	2,126,080

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X CleanTech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Nomura Securities International 5.310%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $542,909 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $339 - $157,162, 2.000% - 6.500%, 11/01/2029 - 06/01/2062, with a total market value $553,686)	$542,829	$542,829
RBC Dominion Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $2,126,394 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $124 - $557,271, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value $2,168,602)	2,126,080	2,126,080

TOTAL REPURCHASE AGREEMENTS (Cost $9,047,149)		9,047,149
TOTAL INVESTMENTS — 115.1% (Cost $148,054,752)		$67,779,728

Percentages are based on Net Assets of $58,874,222.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $10,058,238.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $9,047,149. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $1,190,852.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X CleanTech ETF

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$58,732,579	$—	$—	$58,732,579
Repurchase Agreements	—	9,047,149	—	9,047,149
Total Investments in Securities	$58,732,579	$9,047,149	$—	$67,779,728

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Data Center REITs & Digital Infrastructure ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 4.4%
Information Technology — 4.4%
NEXTDC *	201,700	$1,742,598

CHINA — 8.0%
Communication Services — 4.2%
China Tower, Cl H	15,924,700	1,651,538

Information Technology — 3.8%
GDS Holdings ADR *	120,925	1,239,481
Vnet Group ADR *	90,452	253,266
		1,492,747
TOTAL CHINA		3,144,285
INDONESIA — 3.6%
Communication Services — 3.6%
Sarana Menara Nusantara	15,343,761	989,282
Tower Bersama Infrastructure	3,100,318	409,777

TOTAL INDONESIA		1,399,059
SINGAPORE — 3.5%
Real Estate — 3.5%
Keppel ‡	983,656	1,356,157

TAIWAN — 3.6%
Information Technology — 3.6%
Kinsus Interconnect Technology	198,100	627,148

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Winbond Electronics	879,376	$798,025

TOTAL TAIWAN		1,425,173
UNITED STATES — 76.7%
Information Technology — 17.3%
Advanced Micro Devices *	6,759	818,920
Intel	23,087	1,031,989
Lam Research	1,205	862,684
Marvell Technology	11,968	666,977
Micron Technology	12,116	922,270
NVIDIA	1,704	796,961
Super Micro Computer *	2,692	736,181
Western Digital *	19,907	961,707
		6,797,689
Real Estate — 59.4%
American Tower ‡	23,975	5,005,500
Crown Castle ‡	40,931	4,800,387
Digital Realty Trust ‡	29,941	4,155,212
DigitalBridge Group	112,068	1,934,294
Equinix ‡	5,872	4,785,739
SBA Communications, Cl A ‡	7,220	1,783,051
Uniti Group ‡	163,309	903,099
		23,367,282
TOTAL UNITED STATES		30,164,971
TOTAL COMMON STOCK (Cost $47,900,022)		39,232,243

	Face Amount
U.S. TREASURY OBLIGATION — 2.5%
U.S. Treasury Bill 5.312%, 01/02/24(A)	$1,000,000	995,307
TOTAL U.S. TREASURY OBLIGATION (Cost $995,886)		995,307
TOTAL INVESTMENTS — 102.3% (Cost $48,895,908)		$40,227,550

Percentages are based on Net Assets of $39,322,875.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Data Center REITs & Digital Infrastructure ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,232,243	$—	$—	$39,232,243
U.S. Treasury Obligation	—	995,307	—	995,307
Total Investments in Securities	$39,232,243	$995,307	$—	$40,227,550

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Clean Water ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 3.6%
Utilities — 3.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	21,194	$290,307
Cia de Saneamento de Minas Gerais Copasa MG	11,585	43,899

TOTAL BRAZIL		334,206
CAYMAN ISLANDS — 0.5%
Utilities — 0.5%
Consolidated Water	1,225	44,210

CHINA — 4.5%
Industrials — 0.8%
Beijing Originwater Technology, Cl A	65,600	46,667
BGT Group, Cl A	17,700	27,166
		73,833
Materials — 0.3%
Shandong Taihe Technologies, Cl A	12,300	28,196

Utilities — 3.4%
Beijing Capital Eco-Environment Protection Group, Cl A	238,900	90,328
Beijing Enterprises Water Group	252,740	50,805
Chengdu Xingrong Environment, Cl A	75,100	58,473

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Guangdong Investment	176,200	$122,275
		321,881
TOTAL CHINA		423,910
JAPAN — 3.5%
Industrials — 3.5%
Kurita Water Industries	6,105	216,309
Nomura Micro Science	690	53,348
Organo	1,564	64,111

TOTAL JAPAN		333,768
SAUDI ARABIA — 0.3%
Utilities — 0.3%
AlKhorayef Water & Power Technologies*	715	29,885

SINGAPORE — 1.0%
Utilities — 1.0%
Keppel Infrastructure Trust	267,718	94,281

SOUTH KOREA — 1.4%
Consumer Discretionary — 1.4%
Coway	3,347	129,714

UNITED KINGDOM — 9.9%
Utilities — 9.9%
Severn Trent	13,749	452,719
United Utilities Group	34,501	476,511

TOTAL UNITED KINGDOM		929,230
UNITED STATES — 75.0%
Industrials — 45.8%
A O Smith	5,880	443,117
Advanced Drainage Systems	3,253	393,971
Core & Main, Cl A *	5,558	194,697
Energy Recovery *	3,395	64,709
Ferguson	4,695	804,441
Franklin Electric	2,463	219,207

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Mueller Water Products, Cl A	9,503	$126,295
Pentair	9,264	597,898
Reliance Worldwide	41,804	106,438
Watts Water Technologies, Cl A	1,681	323,609
Xylem	7,340	771,654
Zurn Elkay Water Solutions	8,806	259,249
		4,305,285
Information Technology — 2.9%
Badger Meter	1,818	267,919

Materials — 8.3%
Ecolab	4,074	781,108

Utilities — 18.0%
American States Water	2,273	181,613
American Water Works	5,357	706,267
Artesian Resources, Cl A	594	24,978
California Water Service Group	3,548	179,422
Essential Utilities	10,642	378,961
Middlesex Water	1,076	68,756
SJW Group	1,787	117,299
York Water	866	32,977
		1,690,273
TOTAL UNITED STATES		7,044,585
TOTAL COMMON STOCK (Cost $9,187,254)		9,363,789
TOTAL INVESTMENTS — 99.7% (Cost $9,187,254)		$9,363,789

Percentages are based on Net Assets of $9,393,530.

*	Non-income producing security.

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X AgTech & Food Innovation ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 102.6%
ARGENTINA — 1.0%
Materials — 1.0%
Bioceres Crop Solutions *	3,541	$43,200

AUSTRALIA — 3.3%
Materials — 3.3%
Nufarm	47,279	148,591

CANADA — 13.3%
Consumer Staples — 1.9%
Maple Leaf Foods	706	12,565
SunOpta *	14,976	73,981
		86,546
Materials — 11.4%
Nutrien	9,524	509,248

TOTAL CANADA		595,794
CHINA — 13.5%
Consumer Staples — 13.5%
Cheng De Lolo, Cl A	161,680	185,431
Hebei Yangyuan Zhihui Beverage, Cl A	60,400	190,563
Yuan Longping High-tech Agriculture, Cl A *	89,900	212,759
Zhe Jiang Li Zi Yuan Food, Cl A	6,200	13,770

TOTAL CHINA		602,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.6%
Materials — 0.6%
ICL Group	5,546	$27,908

JAPAN — 12.5%
Industrials — 12.5%
Kubota	39,000	559,008

PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	92,905	14,064

UNITED KINGDOM — 8.9%
Consumer Staples — 4.0%
Unilever	3,801	181,384

Industrials — 4.9%
CNH Industrial	20,284	217,850

TOTAL UNITED KINGDOM		399,234
UNITED STATES — 49.2%
Consumer Discretionary — 0.5%
GrowGeneration *	8,188	21,780

Consumer Staples — 12.0%
Archer-Daniels-Midland	2,453	180,860
Benson Hill *	58,192	11,726
Beyond Meat *	9,894	72,127
Hain Celestial Group *	1,250	13,212
Ingredion	487	49,913
Kellanova	2,289	120,264
Oatly Group ADR *	61,375	55,851
Sprouts Farmers Market *	812	34,981
		538,934
Industrials — 20.0%
AGCO	1,750	198,678
Deere	1,439	524,386

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hydrofarm Holdings Group *	115,353	$98,373
Titan Machinery *	3,242	74,112
		895,549
Materials — 16.7%
Corteva	11,596	524,139
FMC	3,804	204,123
Scotts Miracle-Gro, Cl A	305	16,976
		745,238
TOTAL UNITED STATES		2,201,501
TOTAL COMMON STOCK (Cost $5,179,159)		4,591,823
TOTAL INVESTMENTS — 102.6% (Cost $5,179,159)		$4,591,823

Percentages are based on Net Assets of $4,475,696.

*	Non-income producing security.

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Blockchain ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 4.9%
Information Technology — 4.9%
Iris Energy * (A)	865,353	$4,270,517

CANADA — 10.5%
Information Technology — 10.5%
Bitfarms * (A)	2,744,005	3,966,700
Hive Digital Technologies *	807,557	2,483,691
Hut 8 * (A)	1,422,595	2,727,991

TOTAL CANADA		9,178,382
CHINA — 8.4%
Financials — 1.3%
BC Technology Group *	956,300	1,157,066

Information Technology — 7.1%
Bit Digital * (A)	1,464,710	3,778,952
Canaan ADR *	1,574,319	2,377,222
		6,156,174
TOTAL CHINA		7,313,240
GERMANY — 1.2%
Information Technology — 1.2%
Northern Data * (A)	40,192	1,074,406

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 1.4%
Financials — 1.1%
SBI Holdings	44,306	$961,135

Information Technology — 0.3%
GMO internet group	13,543	217,708

TOTAL JAPAN		1,178,843
THAILAND — 0.4%
Information Technology — 0.4%
Jasmine Technology Solution NVDR *	217,900	340,687

UNITED KINGDOM — 0.4%
Information Technology — 0.4%
Argo Blockchain * (A)	3,435,558	369,686

UNITED STATES — 72.7%
Financials — 28.1%
Bakkt Holdings * (A)	1,488,101	2,232,151
Block, Cl A *	33,357	2,115,835
Coinbase Global, Cl A * (A)	113,632	14,172,183
Galaxy Digital Holdings * (A)	509,000	3,108,397
PayPal Holdings *	26,479	1,525,455
Robinhood Markets, Cl A *	149,805	1,318,284
		24,472,305
Information Technology — 44.6%
Applied Digital * (A)	625,770	2,922,346
Cipher Mining *	553,421	1,532,976
Cleanspark *	1,451,489	9,057,291
Marathon Digital Holdings * (A)	906,732	10,853,582
NVIDIA	3,298	1,542,475
Riot Platforms * (A)	842,099	10,568,342
Terawulf *	2,018,222	2,341,138
		38,818,150
TOTAL UNITED STATES		63,290,455
TOTAL COMMON STOCK (Cost $89,108,744)		87,016,216

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 19.6%
Bank of America 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $4,012,434 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $428 - $1,415,126, 1.500% - 7.000%, 08/01/2027 - 09/20/2063, with a total market value of $4,092,078)	$4,011,841	$4,011,841
Daiwa Capital Markets 5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $4,012,436 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $252 - $554,257, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value of $4,092,299)	4,011,841	4,011,841
Deutsche Bank Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $4,012,434 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $12,036 - $1,212,113, 2.500% - 7.500%, 06/01/2042 - 11/01/2053, with a total market value of $4,092,078)	4,011,841	4,011,841
Nomura Securities International 5.310%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $1,024,452 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $640 - $296,561, 2.000% - 6.500%, 11/01/2029 - 06/01/2062, with a total market value of $1,044,789)	1,024,301	1,024,301

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.320%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $4,012,434 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $234 - $1,051,551, 0.000% - 6.500%, 12/14/2023 - 09/01/2053, with a total market value of $4,092,078)	$4,011,841	$4,011,841
TOTAL REPURCHASE AGREEMENTS (Cost $17,071,665)		17,071,665
TOTAL INVESTMENTS — 119.5% (Cost $106,180,409)		$104,087,881

Percentages are based on Net Assets of $87,124,421.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $15,198,593.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $17,071,665. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$87,016,216	$—	$—	$87,016,216
Repurchase Agreements	—	17,071,665	—	17,071,665
Total Investments in Securities	$87,016,216	$17,071,665	$—	$104,087,881

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Hydrogen ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 97.2%
CANADA — 8.9%
Industrials — 8.9%
Ballard Power Systems *	876,565	$3,076,743
NFI Group *	10,325	98,693

TOTAL CANADA		3,175,436
DENMARK — 2.9%
Industrials — 2.9%
Green Hydrogen Systems, Cl A *	1,031,167	1,038,237

FRANCE — 2.7%
Consumer Discretionary — 0.3%
Cie Plastic Omnium	8,706	108,289

Industrials — 2.4%
McPhy Energy *	218,393	850,687

TOTAL FRANCE		958,976
GERMANY — 4.7%
Industrials — 4.7%
SFC Energy *	75,724	1,673,098

JAPAN — 1.9%
Consumer Discretionary — 1.9%
Toyota Motor	36,822	696,040

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 13.3%
Industrials — 13.3%
Hexagon Purus *	743,811	$607,950
NEL *	5,651,186	4,153,403

TOTAL NORWAY		4,761,353
SOUTH KOREA — 6.2%
Consumer Discretionary — 0.3%
Iljin Hysolus ltd *	5,999	107,876

Industrials — 5.9%
Doosan	1,613	115,147
Doosan Fuel Cell *	105,966	1,995,872
		2,111,019
TOTAL SOUTH KOREA		2,218,895
SWEDEN — 4.1%
Industrials — 4.1%
PowerCell Sweden *	370,956	1,479,031

UNITED KINGDOM — 13.4%
Industrials — 12.6%
AFC Energy *	8,224,895	1,516,033
Ceres Power Holdings *	622,000	1,478,778
ITM Power *	2,297,126	1,491,247
		4,486,058
Materials — 0.8%
Johnson Matthey	14,871	291,802

TOTAL UNITED KINGDOM		4,777,860
UNITED STATES — 39.1%
Industrials — 35.1%
Advent Technologies Holdings *	40,124	14,926
Bloom Energy, Cl A *	341,712	4,934,321
Cummins	3,155	707,225
FuelCell Energy *	1,308,345	1,596,181
Hyster-Yale Materials Handling	2,210	105,351

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hyzon Motors *	1,020,478	$1,112,321
Plug Power *	1,015,176	4,101,311
		12,571,636
Materials — 4.0%
Air Products & Chemicals	2,576	696,937
Linde	1,726	714,167
		1,411,104
TOTAL UNITED STATES		13,982,740
TOTAL COMMON STOCK (Cost $64,544,614)		34,761,666
TOTAL INVESTMENTS — 97.2% (Cost $64,544,614)		$34,761,666

Percentages are based on Net Assets of $35,777,194.

*	Non-income producing security.

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Solar ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.2%
Information Technology — 1.2%
Canadian Solar *	3,497	$73,542

CHINA — 50.3%
Industrials — 15.7%
Ginlong Technologies, Cl A	16,650	155,401
GoodWe Technologies, Cl A	1,841	27,797
Lingda Group, Cl A *	11,900	23,047
Ningbo Deye Technology, Cl A	24,000	211,903
Sineng Electric, Cl A	12,061	46,160
Sungrow Power Supply, Cl A	40,500	471,867
		936,175
Information Technology — 31.7%
Changzhou Almaden Stock, Cl A	6,000	22,442
EGing Photovoltaic Technology, Cl A *	56,300	40,287
Flat Glass Group, Cl H (A)	26,800	44,059
GCL System Integration Technology, Cl A *	238,900	90,662
Hainan Drinda New Energy Technology, Cl A	8,300	98,982
Hangzhou First Applied Material, Cl A	43,132	140,310
JA Solar Technology, Cl A	91,304	254,439
LONGi Green Energy Technology, Cl A	150,160	446,422
Risen Energy, Cl A	57,600	130,187
Shanghai Aiko Solar Energy, Cl A	80,040	181,354
Shenzhen SC New Energy Technology, Cl A	18,400	181,166
Shenzhen Topraysolar, Cl A	48,900	30,541
Xinyi Solar Holdings	274,600	157,862

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zhejiang Akcome New Energy Technology, Cl A *	251,100	$76,304
		1,895,017
Materials — 1.1%
Henan Yicheng New Energy, Cl A *	97,000	64,657

Utilities — 1.8%
CECEP Solar Energy, Cl A	115,100	89,778
Xinyi Energy Holdings	126,000	21,134
		110,912
TOTAL CHINA		3,006,761
GERMANY — 3.4%
Information Technology — 1.7%
SMA Solar Technology *	1,707	103,648

Utilities — 1.7%
Encavis *	6,853	102,140

TOTAL GERMANY		205,788
JAPAN — 0.8%
Industrials — 0.3%
Abalance	668	17,035

Utilities — 0.5%
West Holdings	1,450	30,405

TOTAL JAPAN		47,440
SOUTH KOREA — 3.0%
Information Technology — 0.3%
HD Hyundai Energy Solutions*	984	18,267

Materials — 2.7%
Hanwha Solutions *	6,184	160,094

TOTAL SOUTH KOREA		178,361

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 2.7%
Utilities — 2.7%
Atlantica Sustainable Infrastructure	4,516	$85,894
Solaria Energia y Medio Ambiente *	3,942	73,828

TOTAL SPAIN		159,722
SWITZERLAND — 0.8%
Information Technology — 0.8%
Meyer Burger Technology *	191,177	44,939

TAIWAN — 1.9%
Information Technology — 1.9%
Motech Industries	23,090	20,806
Tainergy Tech *	21,300	19,330
TSEC	32,677	30,857
United Renewable Energy	92,918	44,020

TOTAL TAIWAN		115,013
TURKEY — 0.5%
Utilities — 0.5%
Esenboga Elektrik Uretim	21,661	15,796
Margun Enerji Uretim Sanayi VE Ticaret	27,233	14,442

TOTAL TURKEY		30,238
UNITED STATES — 35.2%
Industrials — 10.9%
Array Technologies *	11,381	176,064
NEXTracker, Cl A *	3,079	125,130
Shoals Technologies Group, Cl A *	10,995	152,281
SunPower, Cl A *	5,933	24,622
Sunrun *	13,230	170,667
		648,764
Information Technology — 22.5%
Enphase Energy *	5,417	547,225
First Solar *	3,179	501,583
Maxeon Solar Technologies *	3,510	14,496

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SolarEdge Technologies *	3,565	$282,990
		1,346,294
Utilities — 1.8%
Altus Power, Cl A *	5,847	29,235
Sunnova Energy International *	6,939	80,493
		109,728
TOTAL UNITED STATES		2,104,786
TOTAL COMMON STOCK (Cost $7,860,120)		5,966,590

	Face Amount
REPURCHASE AGREEMENT(B) — 0.7%
Daiwa Capital Markets
5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $40,482 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3 - $5,592, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value of $41,288) (Cost $40,476)	$40,476	40,476
TOTAL INVESTMENTS — 100.5% (Cost $7,900,596)		$6,007,066

Percentages are based on Net Assets of $5,974,466.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $37,976.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $40,476. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Solar ETF

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,966,590	$—	$—	$5,966,590
Repurchase Agreement	—	40,476	—	40,476
Total Investments in Securities	$5,966,590	$40,476	$—	$6,007,066

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Wind Energy ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.3%
CANADA — 17.6%
Utilities — 17.6%
Boralex, Cl A	5,476	$124,516
Innergex Renewable Energy	11,430	81,014
Northland Power	16,689	271,534

TOTAL CANADA		477,064
CHINA — 35.9%
Industrials — 25.9%
Dajin Heavy Industry, Cl A	30,750	108,170
Jiangsu Haili Wind Power Equipment Technology, Cl A	5,000	43,656
Jinlei Technology, Cl A	16,550	67,118
Ming Yang Smart Energy Group, Cl A	104,300	196,740
Qingdao Tianneng Heavy Industries, Cl A	53,900	53,364
Shanghai Taisheng Wind Power Equipment, Cl A	68,800	93,262
Titan Wind Energy Suzhou, Cl A *	63,900	111,765
Windey Energy Technology Group, Cl A	18,400	27,132
		701,207
Utilities — 10.0%
CECEP Wind-Power, Cl A	272,460	117,515
China Datang Renewable Power, Cl H	57,300	11,885
China Longyuan Power Group, Cl H	139,500	104,487
Jiangsu New Energy Development, Cl A	23,100	36,619
		270,506
TOTAL CHINA		971,713

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 25.7%
Industrials — 13.0%
Vestas Wind Systems *	12,695	$352,175

Utilities — 12.7%
Orsted	7,256	342,351

TOTAL DENMARK		694,526
GERMANY — 3.4%
Industrials — 3.4%
Nordex *	8,348	92,587

TOTAL GERMANY		92,587
GREECE — 2.4%
Utilities — 2.4%
Terna Energy	3,853	65,961

INDIA — 2.7%
Utilities — 2.7%
ReNew Energy Global, Cl A * (A)	11,239	72,379

SOUTH KOREA — 2.7%
Industrials — 2.7%
CS Bearing *	987	7,421
CS Wind	1,575	65,312

TOTAL SOUTH KOREA		72,733
SPAIN — 4.4%
Utilities — 4.4%
ACCIONA Energias Renovables	3,987	118,499

SWEDEN — 1.5%
Industrials — 1.5%
OX2, Cl B *	8,343	39,172

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 1.9%
Materials — 1.9%
Century Iron & Steel Industrial	9,400	$49,949

TURKEY — 0.4%
Utilities — 0.4%
Galata Wind Enerji	12,040	10,958

UNITED STATES — 0.7%
Industrials — 0.7%
Eneti	1,784	19,356

TOTAL COMMON STOCK (Cost $4,144,509)		2,684,897

	Face Amount
REPURCHASE AGREEMENT(B) — 2.1%
Daiwa Capital Markets
5.340%, dated 11/30/2023, to be repurchased on 12/01/2023, repurchase price $57,392 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4 - $7,928, 0.000% - 7.000%, 01/25/2024 - 12/01/2053, with a total market value of $58,534) (Cost $57,383)	$57,383	57,383
TOTAL INVESTMENTS — 101.4% (Cost $4,201,892)		$2,742,280

Percentages are based on Net Assets of $2,705,387.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total market value of securities on loan at November 30, 2023 was $54,740.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $57,383. The total value of non-cash collateral held from securities on loan as of November 30, 2023 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2023

Global X Wind Energy ETF

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,684,897	$—	$—	$2,684,897
Repurchase Agreement	—	57,383	—	57,383
Total Investments in Securities	$2,684,897	$57,383	$—	$2,742,280

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Green Building ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 3.9%
Real Estate — 3.9%
Charter Hall Retail ‡	2,844	$6,034
Scentre Group ‡	30,094	52,878
Vicinity ‡	20,967	26,345

TOTAL AUSTRALIA		85,257
AUSTRIA — 0.3%
Real Estate — 0.3%
Immobilien Anlagen	214	7,005

CHINA — 2.3%
Consumer Staples — 0.3%
Opple Lighting, Cl A	2,400	6,157

Real Estate — 2.0%
China Overseas Land & Investment	21,500	39,750
KWG Group Holdings *	42,000	3,764
		43,514
TOTAL CHINA		49,671
DENMARK — 0.6%
Industrials — 0.6%
ROCKWOOL, Cl B	51	13,800

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
FRANCE — 7.8%
Real Estate — 7.8%
Covivio ‡	430	$21,028
Gecina ‡	429	47,557
ICADE ‡	265	9,623
Klepierre ‡	1,288	32,463
Mercialys ‡	756	7,477
Unibail-Rodamco-Westfield ‡ *	808	51,468

TOTAL FRANCE		169,616
HONG KONG — 1.2%
Real Estate — 1.2%
Hang Lung Properties	9,933	13,278
Swire Properties	6,060	11,778

TOTAL HONG KONG		25,056
IRELAND — 3.3%
Industrials — 3.3%
Kingspan Group	889	70,615

JAPAN — 17.8%
Industrials — 3.7%
Daikin Industries	500	74,932
Hazama Ando	800	5,909
		80,841
Information Technology — 1.0%
Azbil	649	20,949

Real Estate — 13.1%
Activia Properties ‡	4	10,999
AEON Investment ‡	9	8,754
CRE Logistics ‡	6	6,668
Daiwa Office Investment, Cl A ‡	2	9,159
Frontier Real Estate Investment ‡	3	9,203
Fukuoka ‡	6	6,753
Global One Real Estate Investment ‡	8	6,212
GLP J-Reit ‡	26	24,569
Japan Metropolitan Fund Invest ‡	41	27,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Japan Prime Realty Investment ‡	5	$12,548
LaSalle Logiport ‡	11	11,727
Mitsubishi Estate Logistics REIT Investment ‡	3	7,772
Mori Hills REIT Investment ‡	9	8,560
Nippon Building Fund ‡	9	37,806
Nippon Prologis ‡	13	24,657
Nomura Real Estate Master Fund ‡	24	27,566
NTT UD REIT Investment ‡	8	6,900
Orix JREIT ‡	15	17,695
Sekisui House Reit ‡	24	13,750
SOSiLA Logistics ‡	7	5,734
		284,350
TOTAL JAPAN		386,140
SINGAPORE — 5.3%
Real Estate — 5.3%
Capitaland India Trust	7,856	6,063
CapitaLand Integrated Commercial Trust ‡	35,000	47,730
Frasers Centrepoint Trust ‡	6,168	10,075
Frasers Logistics & Commercial Trust ‡	15,983	13,293
Keppel ‡	12,012	7,785
Lendlease Global Commercial ‡	13,524	6,131
Mapletree Pan Asia Commercial Trust ‡	13,200	13,550
Suntec Real Estate Investment Trust ‡	11,300	9,737

TOTAL SINGAPORE		114,364
SPAIN — 1.3%
Real Estate — 1.3%
Inmobiliaria Colonial Socimi ‡	1,454	9,582
Merlin Properties Socimi ‡	1,805	18,237

TOTAL SPAIN		27,819
SWEDEN — 0.5%
Real Estate — 0.5%
Fabege	1,223	10,959

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 3.7%
Industrials — 3.7%
Belimo Holding	57	$27,951
Schindler Holding	237	53,353

TOTAL SWITZERLAND		81,304
UNITED KINGDOM — 5.2%
Industrials — 0.3%
Volution Group	1,303	6,509

Real Estate — 4.9%
Land Securities Group ‡	4,262	33,679
Segro ‡	6,991	71,882
		105,561
TOTAL UNITED KINGDOM		112,070
UNITED STATES — 46.3%
Consumer Discretionary — 5.0%
KB Home	452	23,549
Meritage Homes	208	29,390
TopBuild *	183	54,128
		107,067
Industrials — 25.9%
AAON	392	24,508
Apogee Enterprises	127	5,728
Carlisle	288	80,758
Carrier Global	1,585	82,357
JELD-WEN Holding *	467	7,463
Lennox International	185	75,232
Otis Worldwide	1,007	86,390
Owens Corning	518	70,230
PGT Innovations *	312	10,043
Signify	722	21,002
Trane Technologies	433	97,603
		561,314
Real Estate — 15.4%
American Assets Trust ‡	286	5,760

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Boston Properties ‡	910	$51,806
Brandywine Realty Trust ‡	1,337	5,963
Cousins Properties ‡	876	17,976
Digital Realty Trust ‡	731	101,448
Douglas Emmett ‡	929	11,352
Elme Communities ‡	489	6,425
Empire State Realty Trust, Cl A ‡	737	6,604
Equity Commonwealth ‡ *	609	11,443
Franklin Street Properties ‡	3,169	7,796
Highwoods Properties ‡	604	11,446
Hudson Pacific Properties ‡ *	1,008	5,917
JBG SMITH Properties ‡	584	8,012
Kilroy Realty ‡	671	22,130
Paramount Group ‡	1,291	6,068
Piedmont Office Realty Trust, Cl A ‡	889	5,530
SL Green Realty ‡	372	13,604
Sunstone Hotel Investors ‡	1,189	11,747
Vornado Realty Trust ‡ *	963	22,669
		333,696
TOTAL UNITED STATES		1,002,077
TOTAL COMMON STOCK (Cost $2,139,515)		2,155,753
TOTAL INVESTMENTS — 99.5% (Cost $2,139,515)		$2,155,753

Percentages are based on Net Assets of $2,165,675.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Metaverse ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 12.8%
Communication Services — 12.5%
Hello Group ADR	1,799	$11,621
HUYA ADR *	1,867	6,329
NetEase ADR	1,268	143,893
Tencent Holdings	3,540	148,212
		310,055
Consumer Discretionary — 0.3%
Alibaba Group Holding ADR	108	8,087

TOTAL CHINA		318,142
FRANCE — 1.8%
Communication Services — 1.8%
Ubisoft Entertainment *	1,558	44,419

IRELAND — 0.6%
Information Technology — 0.6%
Keywords Studios	959	16,608

JAPAN — 21.6%
Communication Services — 21.6%
Capcom	3,214	108,333
Cover *	740	16,218
DeNA	1,477	15,026
GungHo Online Entertainment *	1,064	16,496
Koei Tecmo Holdings	4,129	50,567
MIXI	895	14,633

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Nexon	5,337	$115,451
Nintendo	3,183	148,821
Square Enix Holdings	1,501	52,106

TOTAL JAPAN		537,651
SOUTH KOREA — 10.2%
Communication Services — 9.6%
Krafton *	590	97,407
NCSoft	268	54,424
Netmarble *	1,048	48,251
Pearl Abyss *	782	22,912
Wemade	410	17,034
		240,028
Information Technology — 0.6%
Samsung Electronics	255	14,389

TOTAL SOUTH KOREA		254,417
SWEDEN — 1.5%
Communication Services — 1.5%
Modern Times Group MTG, Cl B *	1,516	12,254
Paradox Interactive	1,288	25,812

TOTAL SWEDEN		38,066
TAIWAN — 0.9%
Information Technology — 0.9%
Taiwan Semiconductor Manufacturing ADR	222	21,603

TOTAL TAIWAN		21,603
UNITED STATES — 50.5%
Communication Services — 23.0%
Alphabet, Cl A *	254	33,663
Meta Platforms, Cl A *	438	143,292
ROBLOX, Cl A *	3,016	118,559
Snap, Cl A *	9,182	126,987
Take-Two Interactive Software *	948	149,973
		572,474

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 2.6%
Amazon.com *	444	$64,864

Financials — 5.3%
Coinbase Global, Cl A *	1,050	130,956

Information Technology — 19.6%
Adobe *	19	11,609
Advanced Micro Devices *	69	8,360
Apple	516	98,014
Cisco Systems	172	8,322
Matterport *	3,703	9,332
Microsoft	264	100,032
NVIDIA	296	138,439
Unity Software *	3,896	114,971
		489,079
TOTAL UNITED STATES		1,257,373
TOTAL COMMON STOCK (Cost $2,371,799)		2,488,279
TOTAL INVESTMENTS — 99.9% (Cost $2,371,799)		$2,488,279

Percentages are based on Net Assets of $2,489,890.

*	Non-income producing security.

As of November 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023
Global X Proptech ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 7.2%
Communication Services — 5.4%
Domain Holdings Australia	11,933	$27,060
REA Group	1,183	121,776
		148,836
Real Estate — 1.8%
PEXA Group *	6,086	48,343
TOTAL AUSTRALIA		197,179
CHINA — 8.9%
Information Technology — 0.4%
Ming Yuan Cloud Group Holdings *	27,690	11,558

Real Estate — 8.5%
KE Holdings ADR	14,555	231,861
TOTAL CHINA		243,419

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Proptech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 11.5%
Communication Services — 4.7%
Scout24	1,831	$127,859

Financials — 1.0%
Hypoport *	188	27,897

Information Technology — 5.8%
Nemetschek	1,822	159,118

TOTAL GERMANY		314,874
JAPAN — 0.6%
Communication Services — 0.3%
GA Technologies *	780	6,479

Real Estate — 0.3%
SRE Holdings *	490	9,195

TOTAL JAPAN		15,674
SWEDEN — 3.0%
Communication Services — 3.0%
Hemnet Group	3,612	82,106

SWITZERLAND — 2.3%
Real Estate — 2.3%
IWG *	34,349	62,095

UNITED KINGDOM — 4.4%
Communication Services — 4.4%
Rightmove	17,323	119,431

UNITED STATES — 62.0%
Communication Services — 0.3%
Angi, Cl A *	3,691	8,305

Consumer Discretionary — 11.3%
ADT	15,219	89,336

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Proptech ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Airbnb, Cl A *	1,718	$217,052
		306,388
Financials — 2.8%
Hippo Holdings *	586	5,010
Rocket, Cl A *	5,316	49,652
UWM Holdings	4,038	22,007
		76,669
Industrials — 4.2%
Resideo Technologies *	6,989	114,829

Information Technology — 25.9%
Alarm.com Holdings *	2,113	115,116
Appfolio, Cl A *	724	137,017
Arlo Technologies *	4,211	38,278
Blend Labs, Cl A *	7,453	9,465
Guidewire Software *	1,526	152,508
Matterport *	11,934	30,074
Procore Technologies *	3,394	200,552
SmartRent, Cl A *	7,426	23,243
		706,253
Real Estate — 17.5%
CoStar Group *	2,745	227,945
Opendoor Technologies *	25,234	75,954
Zillow Group, Cl C *	4,223	172,890
		476,789
TOTAL UNITED STATES		1,689,233
TOTAL COMMON STOCK (Cost $2,569,341)		2,724,011

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Proptech ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 3.7%
U.S. Treasury Bill 5.312%, 01/02/24(A)	$100,000	$99,531
TOTAL U.S. TREASURY OBLIGATION (Cost $99,589)		99,531
TOTAL INVESTMENTS — 103.6% (Cost $2,668,930)		$2,823,542

Percentages are based on Net Assets of $2,725,991.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,724,011	$—	$—	$2,724,011
U.S. Treasury Obligation	—	99,531	—	99,531
Total Investments in Securities	$2,724,011	$99,531	$—	$2,823,542

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	November 30, 2023

Global X Carbon Credits Strategy ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND — 47.6%
Global X 1-3 Month T-Bill ETF (A)	30,000	$753,900
TOTAL EXCHANGE TRADED FUND (Cost $752,721)		753,900

	Face Amount
SOVEREIGN BONDS — 26.3%
Belgium — 3.4%
Kingdom of Belgium Treasury Bill 3.514%, 03/07/24(B)	$50,000	54,020
France — 10.9%
France Treasury Bill BTF DN 3.494%, 04/04/24(B)	160,000	172,373
Supranational — 6.9%
European Stability Mechanism Treasury Bill 3.452%, 02/08/24(B)	50,000	54,178
European Union Bill 3.468%, 12/08/23(B)	50,000	54,532
		108,710
United Kingdom — 5.1%
United Kingdom Treasury Bill 4.292%, 02/12/24(B)	65,000	81,427
TOTAL SOVEREIGN BONDS (Cost $408,795)		416,530

U.S. TREASURY OBLIGATIONS — 15.6%
U.S. Treasury Bills 5.327%, 02/15/24(B)^	125,000	123,618

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	November 30, 2023

Global X Carbon Credits Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
5.330%, 02/08/24(B)^	$125,000	$123,746
TOTAL U.S. TREASURY OBLIGATIONS (Cost $247,354)		247,364
TOTAL INVESTMENTS — 89.5% (Cost $1,408,870)		$1,417,794

Percentages are based on Net Assets of $1,583,550.

A list of open futures contracts held by the Fund at November 30, 2023, was as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
UK EMISS Allowance^	7	Dec-2024	$388,138	$382,203	$(15,647)
British Pound^	4	Dec-2023	306,752	315,625	8,873
CA Carbon Allowance^	9	Dec-2024	362,555	372,690	10,135
Euro FX^	3	Dec-2023	404,813	408,638	3,825
ICE ECX Emission^	9	Dec-2024	810,892	726,866	(106,792)
RGGI VINTAGE^	5	Dec-2024	78,005	78,750	745
			$2,351,155	$2,284,772	$(98,861)

(A)	Affiliated investment.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
^	Security is held by the Global X Carbon Credit Strategy Subsidiary Limited, as of November 30, 2023.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	November 30, 2023

Global X Carbon Credits Strategy ETF

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$753,900	$—	$—	$753,900
Sovereign Bonds	—	416,530	—	416,530
U.S. Treasury Obligations	—	247,364	—	247,364
Total Investments in Securities	$753,900	$663,894	$—	$1,417,794

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$23,578	$—	$—	$23,578
Unrealized Depreciation	(122,439)	—	—	(122,439)
Total Other Financial Instruments	$(98,861)	$—	$—	$(98,861)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the transactions with affiliates for the year ended November 30, 2023:

Value at 11/30/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/23	Dividend Income	Capital Gain
Global X 1-3 Month T-Bill ETF
$—	$752,721	$—	$1,179	$—	$753,900	$6,449	$—
Totals:
$—	$752,721	$—	$1,179	$—	$753,900	$6,449	$—

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Defense Tech ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.7%
FRANCE — 6.4%
Industrials — 6.4%
Dassault Aviation	471	$93,737
Thales	1,359	203,069

TOTAL FRANCE		296,806
GERMANY — 5.1%
Industrials — 5.1%
Hensoldt	1,229	32,344
Rheinmetall	672	202,368

TOTAL GERMANY		234,712
ISRAEL — 2.5%
Industrials — 2.5%
Elbit Systems	588	117,265

ITALY — 3.2%
Industrials — 3.2%
Leonardo	9,472	145,411

SOUTH KOREA — 3.9%
Industrials — 3.9%
Hanwha Aerospace	790	77,093
Hanwha Systems	1,512	18,868
Korea Aerospace Industries	1,663	59,745
LIG Nex1	288	21,765

TOTAL SOUTH KOREA		177,471

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 2.4%
Industrials — 2.4%
Saab, Cl B	2,132	$109,704

TURKEY — 1.0%
Industrials — 1.0%
Aselsan Elektronik Sanayi Ve Ticaret	27,801	47,061

UNITED KINGDOM — 10.7%
Industrials — 10.7%
Babcock International Group	11,146	55,707
BAE Systems	27,701	368,215
Chemring Group	6,624	26,457
QinetiQ Group	10,615	39,777

TOTAL UNITED KINGDOM		490,156
UNITED STATES — 64.5%
Industrials — 59.1%
AeroVironment *	616	84,768
BWX Technologies	2,174	169,637
General Dynamics	1,487	367,244
Huntington Ingalls Industries	863	204,548
Kratos Defense & Security Solutions *	3,024	57,607
L3Harris Technologies	1,101	210,082
Leidos Holdings	1,947	208,952
Lockheed Martin	818	366,276
Mercury Systems *	1,306	44,783
Moog, Cl A	667	93,387
National Presto Industries	126	9,415
Northrop Grumman	783	372,050
Parsons *	2,468	153,732
RTX	4,563	371,793
Terran Orbital *	2,810	2,276
		2,716,550
Information Technology — 5.4%
BigBear.ai Holdings *	918	1,561
OSI Systems *	378	46,604

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Global X Defense Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Palantir Technologies, Cl A *	9,989	$200,279
		248,444
TOTAL UNITED STATES		2,964,994
TOTAL COMMON STOCK (Cost $4,303,848)		4,583,580

	Face Amount
U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Bill 5.312%, 01/02/24(A)	$100,000	99,531
TOTAL U.S. TREASURY OBLIGATION (Cost $99,588)		99,531
TOTAL INVESTMENTS — 101.9% (Cost $4,403,436)		$4,683,111

Percentages are based on Net Assets of $4,594,859.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,583,580	$—	$—	$4,583,580
U.S. Treasury Obligation	—	99,531	—	99,531
Total Investments in Securities	$4,583,580	$99,531	$—	$4,683,111

Amounts designated as ” —” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2023

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Statements of Assets and Liabilities

November 30, 2023

	Global X Millennial Consumer ETF		Global X Aging Population ETF	Global X Health & Wellness ETF	Global X Robotics & Artificial Intelligence ETF
Assets:
Cost of Investments	$140,764,059		$60,371,029	$13,176,443	$2,325,247,163
Cost of Repurchase Agreement	25,528		—	—	66,117,002
Cost/(Proceeds) of Foreign Currency	—		—	1,727	(19,465)
Investments, at Value	$105,353,739	*	$53,503,826	$9,138,033	$2,281,200,763 *
Repurchase Agreement, at Value	25,528		—	—	66,117,002
Cash	146,476		13,993	2,649	1,649,509
Foreign Currency, at Value	—		—	650	—
Dividend, Interest, and Securities Lending Income Receivable	42,805		52,352	6,006	3,468,376
Unrealized Appreciation on Spot Contracts	—		—	—	42
Receivable for Capital Shares Sold	—		1,525	19,137	30,173,935
Reclaim Receivable	—		62,494	18,707	4,889,791
Due from Broker	—		71	—	460,539
Total Assets	105,568,548		53,634,261	9,185,182	2,387,959,957
Liabilities:
Obligation to Return Securities Lending Collateral	33,320		—	—	86,297,422
Payable due to Investment Adviser	41,871		21,496	3,969	1,165,838
Payable for Investment Securities Purchased	—		—	—	30,170,547
Payable for Capital Shares Redeemed	—		—	—	460,539
Payable for Variation Margin on Futures Contracts	—		—	—	19,890
Unrealized Depreciation on Spot Contracts	—		7	2	—
Cash Overdraft	—		—	—	19,730
Due to Custodian	—		—	61	2,359
Due to Broker	—		17,125	19,137	—
Total Liabilities	75,191		38,628	23,169	118,136,325
Net Assets	$105,493,357		$53,595,633	$9,162,013	$2,269,823,632
Net Assets Consist of:
Paid-in Capital	$149,225,858		$62,390,755	$15,600,580	$2,708,671,320
Total Accumulated Losses	(43,732,501)		(8,795,122)	(6,438,567)	(438,847,688)
Net Assets	$105,493,357		$53,595,633	$9,162,013	$2,269,823,632
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,210,000		1,990,000	410,000	85,760,000
Net Asset Value, Offering and Redemption Price Per Share	$32.86		$26.93	$22.35	$26.47
*Includes Market Value of Securities on Loan	$32,592		$—	$—	$81,818,095

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2023

	Global X FinTech ETF		Global X Internet of Things ETF		Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF
Assets:
Cost of Investments	$556,912,402		$272,460,694		$4,544,979,466	$941,340,404
Cost of Repurchase Agreement	7,247,277		1,366,862		—	46,594,943
Cost/(Proceeds) of Foreign Currency	358		5,840		—	62,381
Investments, at Value	$350,952,331	*	$285,296,376	*	$5,097,771,856	$709,845,616	*
Repurchase Agreement, at Value	7,247,277		1,366,862		—	46,594,943
Cash	1,165,211		1,774,860		52,036,240	584,402
Foreign Currency, at Value	358		6,034		—	62,147
Reclaim Receivable	251,421		241,264		121,889	445,216
Dividend, Interest, and Securities Lending Income Receivable	152,710		322,012		5,874,545	1,412,554
Unrealized Appreciation on Spot Contracts	—		—		—	242
Receivable for Capital Shares Sold	—		2,087		—	61,404
Receivable for Investment Securities Sold	—		—		23,039,141	—
Due from Broker	10,291		—		—	—
Total Assets	359,779,599		289,009,495		5,178,843,671	759,006,524
Liabilities:
Obligation to Return Securities Lending Collateral	7,247,277		1,366,862		—	60,816,785
Payable for Investment Securities Purchased	872,005		—		—	—
Payable due to Investment Adviser	182,647		153,328		1,994,402	383,251
Payable for Capital Shares Redeemed	—		—		23,053,443	—
Due to Custodian	4		—		—	175
Due to Broker	—		2,087		—	61,404
Total Liabilities	8,301,933		1,522,277		25,047,845	61,261,615
Net Assets	$351,477,666		$287,487,218		$5,153,795,826	$697,744,909
Net Assets Consist of:
Paid-in Capital	$731,770,517		$290,234,849		$4,604,839,660	$1,024,707,657
Total Distributable Earnings (Accumulated Losses)	(380,292,851)		(2,747,631)		548,956,166	(326,962,748)
Net Assets	$351,477,666		$287,487,218		$5,153,795,826	$697,744,909
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	15,710,000		8,860,000		163,590,000	30,090,002
Net Asset Value, Offering and Redemption Price Per Share	$22.37		$32.45		$31.50	$23.19
*Includes Market Value of Securities on Loan	$8,549,815		$1,242,244		$—	$57,928,613

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2023

	Global X Artificial Intelligence & Technology ETF		Global X Genomics & Biotechnology ETF		Global X Cloud Computing ETF		Global X Cannabis ETF
Assets:
Cost of Investments	$741,265,645		$143,898,128		$812,447,906		$45,263,178
Cost of Repurchase Agreement	1,496,891		4,034,834		783,762		2,766,741
Cost of Affiliated Investments	—		—		—		6,172,401
Cost/(Proceeds) of Foreign Currency	60,248		—		—		—
Investments, at Value	$788,616,462	*	$92,876,335	*	$580,541,229	*	$27,901,682	*
Repurchase Agreement, at Value	1,496,891		4,034,834		783,762		2,766,741
Affiliated Investments, at Value	—		—		—		2,051,809
Cash	706,855		187,053		1,078,039		203,139
Foreign Currency, at Value	60,236		—		—		—
Receivable for Capital Shares Sold	12,822,908		—		—		—
Dividend, Interest, and Securities Lending Income Receivable	757,254		2,410		87,337		10,766
Reclaim Receivable	57,200		—		—		—
Receivable for Investment Securities Sold	—		—		—		532,103
Due from Broker	2,268		—		—		35,761
Total Assets	804,520,074		97,100,632		582,490,367		33,502,001
Liabilities:
Obligation to Return Securities Lending Collateral	1,496,891		4,034,834		1,022,984		2,766,741
Payable for Investment Securities Purchased	12,702,793		—		—		2,263,971
Payable due to Investment Adviser	396,202		36,752		304,819		11,812
Unrealized Depreciation on Spot Contracts	426		—		—		22
Payable for Capital Shares Redeemed	—		—		—		35,761
Due to Custodian	—		—		122		—
Due to Broker	48,529		—		—		—
Total Liabilities	14,644,841		4,071,586		1,327,925		5,078,307
Net Assets	$789,875,233		$93,029,046		$581,162,442		$28,423,694
Net Assets Consist of:
Paid-in Capital	$752,499,709		$242,788,706		$976,040,704		$323,349,760
Total Distributable Earnings (Accumulated Losses)	37,375,524		(149,759,660)		(394,878,262)		(294,926,066)
Net Assets	$789,875,233		$93,029,046		$581,162,442		$28,423,694
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	26,570,002		8,940,000		27,960,000		5,148,357
Net Asset Value, Offering and Redemption Price Per Share	$29.73		$10.41		$20.79		$5.52
*Includes Market Value of Securities on Loan	$2,961,248		$3,790,397		$973,636		$2,101,655

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2023

	Global X Thematic Growth ETF		Global X Video Games & Esports ETF		Global X Cybersecurity ETF		Global X Telemedicine & Digital Health ETF
Assets:
Cost of Investments	$—		$208,001,048		$743,242,888		$151,908,389
Cost of Repurchase Agreement	532,394		7,389,888		13,736,247		—
Cost of Affiliated Investments	58,411,426		—		—		—
Cost/(Proceeds) of Foreign Currency	—		14,349		—		1
Investments, at Value	$—		$132,126,051	*	$646,517,578	*	$64,838,709
Repurchase Agreement, at Value	532,394		7,389,888		13,736,247		—
Affiliated Investments, at Value	32,237,098	*	—		—		—
Cash	28,610		—		794,752		88,067
Foreign Currency, at Value	—		15,293		—		1
Dividend, Interest, and Securities Lending Income Receivable	2,200		154,708		485,672		20,538
Unrealized Appreciation on Spot Contracts	—		946		—		—
Receivable for Capital Shares Sold	—		3,110,293		—		—
Receivable for Investment Securities Sold	—		709,727		—		—
Reclaim Receivable	—		2,772		3,775		10,999
Receivable due from Investment Adviser	1,980		—		—		—
Total Assets	32,802,282		143,509,678		661,538,024		64,958,314
Liabilities:
Obligation to Return Securities Lending Collateral	532,394		7,389,888		13,736,247		—
Payable due to Investment Adviser	—		50,608		230,066		38,903
Cash Overdraft	—		614,831		—		—
Custodian Fees Payable	—		4,946		20,467		97
Due to Broker	—		3,110,293		—		—
Total Liabilities	532,394		11,170,566		13,986,780		39,000
Net Assets	$32,269,888		$132,339,112		$647,551,244		$64,919,314
Net Assets Consist of:
Paid-in Capital	$94,312,941		$276,155,727		$950,052,780		$250,521,391
Total Accumulated Losses	(62,043,053)		(143,816,615)		(302,501,536)		(185,602,077)
Net Assets	$32,269,888		$132,339,112		$647,551,244		$64,919,314
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,400,000		6,640,000		24,130,000		7,250,000
Net Asset Value, Offering and Redemption Price Per Share	$23.05		$19.93		$26.84		$8.95
*Includes Market Value of Securities on Loan	$519,603		$7,200,617		$13,011,695		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2023

	Global X China Biotech Innovation ETF	Global X CleanTech ETF		Global X Data Center REITs & Digital Infrastructure ETF	Global X Clean Water ETF
Assets:
Cost of Investments	$2,963,513	$139,007,603		$48,895,908	$9,187,254
Cost of Repurchase Agreement	—	9,047,149		—	—
Investments, at Value	$2,296,647	$58,732,579	*	$40,227,550	$9,363,789
Repurchase Agreement, at Value	—	9,047,149		—	—
Cash	2,005	50,168		74,618	10,521
Dividend, Interest, and Securities Lending Income Receivable	—	113,008		30,132	22,459
Reclaim Receivable	—	19,673		—	492
Due from Broker	—	13,524		—	—
Total Assets	2,298,652	67,976,101		40,332,300	9,397,261
Liabilities:
Obligation to Return Securities Lending Collateral	—	9,047,149		—	—
Payable due to Investment Adviser	1,199	23,386		13,539	3,731
Payable for Investment Securities Purchased	—	31,344		995,886	—
Total Liabilities	1,199	9,101,879		1,009,425	3,731
Net Assets	$2,297,453	$58,874,222		$39,322,875	$9,393,530
Net Assets Consist of:
Paid-in Capital	$4,625,600	$170,840,705		$49,930,693	$9,822,406
Total Accumulated Losses	(2,328,147)	(111,966,483)		(10,607,818)	(428,876)
Net Assets	$2,297,453	$58,874,222		$39,322,875	$9,393,530
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	270,000	5,960,000		2,750,000	610,000
Net Asset Value, Offering and Redemption Price Per Share	$8.51	$9.88		$14.30	$15.40
*Includes Market Value of Securities on Loan	$—	$10,058,238		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2023

	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF		Global X Hydrogen ETF	Global X Solar ETF
Assets:
Cost of Investments	$5,179,159	$89,108,744		$64,544,614	$7,860,120
Cost of Repurchase Agreement	—	17,071,665		—	40,476
Cost/(Proceeds) of Foreign Currency	38	—		—	25
Investments, at Value	$4,591,823	$87,016,216	*	$34,761,666	$5,966,590	*
Repurchase Agreement, at Value	—	17,071,665		—	40,476
Cash	866,847	104,988		67,604	260,113
Foreign Currency, at Value	39	—		—	26
Dividend, Interest, and Securities Lending Income Receivable	7,612	42,767		14,877	2,104
Reclaim Receivable	2,520	—		965	236
Unrealized Appreciation on Spot Contracts	—	—		1,071	—
Receivable for Capital Shares Sold	—	2,218,477		—	—
Receivable for Investment Securities Sold	—	—		4,644,365	147,939
Total Assets	5,468,841	106,454,113		39,490,548	6,417,484
Liabilities:
Obligation to Return Securities Lending Collateral	—	17,071,665		—	40,476
Payable for Investment Securities Purchased	990,820	2,227,752		3,699,380	399,878
Payable due to Investment Adviser	1,832	30,251		13,974	2,473
Unrealized Depreciation on Spot Contracts	493	24		—	191
Total Liabilities	993,145	19,329,692		3,713,354	443,018
Net Assets	$4,475,696	$87,124,421		$35,777,194	$5,974,466
Net Assets Consist of:
Paid-in Capital	$9,642,270	$225,955,558		$86,029,598	$9,751,783
Total Accumulated Losses	(5,166,574)	(138,831,137)		(50,252,404)	(3,777,317)
Net Assets	$4,475,696	$87,124,421		$35,777,194	$5,974,466
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	440,000	2,835,860		5,490,000	510,000
Net Asset Value, Offering and Redemption Price Per Share	$10.17	$30.72		$6.52	$11.71
*Includes Market Value of Securities on Loan	$—	$15,198,593		$—	$37,976

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

November 30, 2023

	Global X Wind Energy ETF		Global X Green Building ETF	Global X Metaverse ETF	Global X PropTech ETF
Assets:
Cost of Investments	$4,144,509		$2,139,515	$2,371,799	$2,668,930
Cost of Repurchase Agreement	57,383		—	—	—
Cost/(Proceeds) of Foreign Currency	1,561		367	783	1
Investments, at Value	$2,684,897	*	$2,155,753	$2,488,279	$2,823,542
Repurchase Agreement, at Value	57,383		—	—	—
Cash	22,824		2,659	77,340	2,842
Foreign Currency, at Value	1,580		366	783	2
Receivable for Investment Securities Sold	309,411		—	382,173	—
Reclaim Receivable	5,410		2,580	—	268
Dividend, Interest, and Securities Lending Income Receivable	2,910		5,090	2,727	—
Unrealized Appreciation on Spot Contracts	96		—	33	—
Due from Broker	—		—	172,258	—
Total Assets	3,084,511		2,166,448	3,123,593	2,826,654
Liabilities:
Obligation to Return Securities Lending Collateral	57,383		—	—	—
Payable for Investment Securities Purchased	320,659		—	211,484	99,589
Payable due to Investment Adviser	1,082		773	978	1,074
Payable for Capital Shares Redeemed	—		—	421,241	—
Total Liabilities	379,124		773	633,703	100,663
Net Assets	$2,705,387		$2,165,675	$2,489,890	$2,725,991
Net Assets Consist of:
Paid-in Capital	$5,855,987		$2,399,988	$2,534,940	$2,508,000
Total Distributable Earnings (Accumulated Losses)	(3,150,600)		(234,313)	(45,050)	217,991
Net Assets	$2,705,387		$2,165,675	$2,489,890	$2,725,991
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	210,000		100,000	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$12.88		$21.66	$24.90	$27.26
*Includes Market Value of Securities on Loan	$54,740		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Assets and Liabilities/Statement of Assets and Liabilities

November 30, 2023

	Global X Carbon Credits Strategy ETF (Consolidated)	Global X Defense Tech ETF
Assets:
Cost of Investments	$656,149	$4,403,436
Cost of Affiliated Investments	752,721	—
Cost/(Proceeds) of Foreign Currency	81,843	3,010
Investments, at Value	$663,894	$4,683,111
Affiliated Investments, at Value	753,900	—
Cash	104,398	5,878
Foreign Currency, at Value	81,843	3,007
Receivable for Investment Securities Sold	—	364,099
Dividend and Interest Receivable	—	9,166
Due from Broker	—	175,133
Total Assets	1,604,035	5,240,394
Liabilities:
Payable for Variation Margin on Futures Contracts	19,971	—
Payable due to Investment Adviser	485	1,865
Unrealized Depreciation on Spot Contracts	29	116
Payable for Investment Securities Purchased	—	198,121
Payable for Capital Shares Redeemed	—	445,433
Total Liabilities	20,485	645,535
Net Assets	$1,583,550	$4,594,859
Net Assets Consist of:
Paid-in Capital	$1,669,329	$4,305,836
Total Distributable Earnings (Accumulated Losses)	(85,779)	289,023
Net Assets	$1,583,550	$4,594,859
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	50,000	170,000
Net Asset Value, Offering and Redemption Price Per Share	$31.67	$27.03

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2023

	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X Robotics & Artificial Intelligence ETF
Investment Income:
Dividend Income	$709,580	$760,105	$277,195	$13,808,207
Interest Income	6,595	1,365	286	127,609
Security Lending Income	15,121	—	—	5,865,532
Less: Foreign Taxes Withheld	—	(37,529)	(23,035)	(1,673,078)
Total Investment Income	731,296	723,941	254,446	18,128,270
Expenses:
Supervision and Administration Fees(1)	503,082	264,003	87,138	13,028,034
Custodian Fees(2)	—	363	391	27,142
Total Expenses	503,082	264,366	87,529	13,055,176
Net Investment Income	228,214	459,575	166,917	5,073,094
Net Realized Gain (Loss) on:
Investments(3)	(5,682,630)	1,614,142	(3,174,634)	83,039,166
Futures Contracts	—	—	—	1,279,688
Foreign Currency Transactions	—	(2,213)	(684)	(99,541)
Net Realized Gain (Loss)	(5,682,630)	1,611,929	(3,175,318)	84,219,313
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	20,164,143	(830,630)	3,987,015	235,493,424
Futures Contracts	—	—	—	314,240
Foreign Currency Translations	—	3,519	530	319,634
Net Change in Unrealized Appreciation (Depreciation)	20,164,143	(827,111)	3,987,545	236,127,298
Net Realized and Unrealized Gain (Loss)	14,481,513	784,818	812,227	320,346,611
Net Increase in Net Assets Resulting from Operations	$14,709,727	$1,244,393	$979,144	$325,419,705

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2023

	Global X FinTech ETF	Global X Internet of Things ETF	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF
Investment Income:
Dividend Income	$2,269,658	$4,853,443	$56,536,133	$15,318,245
Interest Income	15,371	9,667	266,990	26,800
Security Lending Income	1,300,615	127,040	567	4,866,427
Less: Foreign Taxes Withheld	(47,625)	(359,858)	—	(1,341,954)
Total Investment Income	3,538,019	4,630,292	56,803,690	18,869,518
Expenses:
Supervision and Administration Fees(1)	2,623,792	2,133,803	20,652,659	5,555,285
Custodian Fees(2)	13,236	3,059	926	10,573
Total Expenses	2,637,028	2,136,862	20,653,585	5,565,858
Net Investment Income	900,991	2,493,430	36,150,105	13,303,660
Net Realized Gain (Loss) on:
Investments(3)	(49,993,973)	21,592,570	132,455,324	3,938,757
Foreign Currency Transactions	2,918	(54,689)	—	(88,953)
Net Realized Gain (Loss)	(49,991,055)	21,537,881	132,455,324	3,849,804
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	81,040,506	(4,870,559)	362,554,425	10,848,204
Foreign Currency Translations	17,871	16,735	—	8,886
Net Change in Unrealized Appreciation (Depreciation)	81,058,377	(4,853,824)	362,554,425	10,857,090
Net Realized and Unrealized Gain (Loss)	31,067,322	16,684,057	495,009,749	14,706,894
Net Increase in Net Assets Resulting from Operations	$31,968,313	$19,177,487	$531,159,854	$28,010,554

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2023

	Global X Artificial Intelligence & Technology ETF	Global X Genomics & Biotechnology ETF	Global X Cloud Computing ETF	Global X Cannabis ETF
Investment Income:
Dividend Income	$3,260,447	$281,057	$708,434	$920,690
Interest Income	16,130	7,062	30,971	7,649
Security Lending Income	10,779	32,794	35,582	1,225,986
Less: Foreign Taxes Withheld	(163,273)	(20,497)	—	—
Total Investment Income	3,124,083	300,416	774,987	2,154,325
Expenses:
Supervision and Administration Fees(1)	2,218,954	926,079	3,814,991	187,535
Custodian Fees(2)	2,293	3,835	122	3,201
Total Expenses	2,221,247	929,914	3,815,113	190,736
Net Investment Income (Loss)	902,836	(629,498)	(3,040,126)	1,963,589
Net Realized Gain (Loss) on:
Investments(3)	(3,416,503)	(51,135,612)	(61,704,747)	(53,537,861)
Affiliated Investments	—	—	—	(2,223,171)
Foreign Currency Transactions	(30,822)	(2,310)	(2,455)	(1,989)
Net Realized Gain (Loss)	(3,447,325)	(51,137,922)	(61,707,202)	(55,763,021)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	94,134,707	(7,072,660)	183,037,358	16,013,010
Affiliated Investments	—	—	—	(1,977,550)
Foreign Currency Translations	1,579	(1,137)	361	11
Net Change in Unrealized Appreciation (Depreciation)	94,136,286	(7,073,797)	183,037,719	14,035,471
Net Realized and Unrealized Gain (Loss)	90,688,961	(58,211,719)	121,330,517	(41,727,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	$91,591,797	$(58,841,217)	$118,290,391	$(39,763,961)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2023

	Global X Thematic Growth ETF	Global X Video Games & Esports ETF	Global X Cybersecurity ETF	Global X Telemedicine & Digital Health ETF
Investment Income:
Dividend Income, from Affiliated Investments	$332,965	$—	$—	$—
Dividend Income	52,280	1,702,164	2,809,424	287,161
Interest Income	1,714	4,087	73,468	10,632
Security Lending Income	7,093	100,632	1,843	101,177
Less: Foreign Taxes Withheld	—	(189,504)	(185,578)	(19,667)
Total Investment Income	394,052	1,617,379	2,699,157	379,303
Expenses:
Supervision and Administration Fees(1)	207,806	817,513	3,530,829	801,902
Custodian Fees(2)	47	4,946	20,467	191
Total Expenses	207,853	822,459	3,551,296	802,093
Net Investment Income (Loss)	186,199	794,920	(852,139)	(422,790)
Net Realized Gain (Loss) on:
Investments(3)	(7,287,760)	(38,513,404)	(150,120,356)	(52,676,031)
Affiliated Investments	(5,911,410)	—	—	—
Foreign Currency Transactions	—	(60,106)	20,378	386
Capital Gain Distribution from Affiliated Investments	16,965	—	—	—
Payment from Adviser(4)	247,624	—	—	—
Net Realized Gain (Loss)	(12,934,581)	(38,573,510)	(150,099,978)	(52,675,645)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,576,168	44,040,481	254,799,756	19,467,445
Affiliated Investments	(4,452,074)	—	—	—
Foreign Currency Translations	—	(858)	2,416	349
Net Change in Unrealized Appreciation (Depreciation)	8,124,094	44,039,623	254,802,172	19,467,794
Net Realized and Unrealized Gain (Loss)	(4,810,487)	5,466,113	104,702,194	(33,207,851)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,624,288)	$6,261,033	$103,850,055	$(33,630,641)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2023

	Global X China Biotech Innovation ETF	Global X CleanTech ETF	Global X Data Center REITs & Digital Infrastructure ETF	Global X Clean Water ETF
Investment Income:
Dividend Income	$27,865	$819,866	$825,567	$191,439
Interest Income	250	2,592	6,940	368
Security Lending Income	—	95,200	—	—
Less: Foreign Taxes Withheld	(2,190)	(43,790)	(29,811)	(1,987)
Total Investment Income	25,925	873,868	802,696	189,820
Expenses:
Supervision and Administration Fees(1)	15,227	493,442	190,867	42,823
Custodian Fees(2)	116	618	1,571	176
Total Expenses	15,343	494,060	192,438	42,999
Net Investment Income	10,582	379,808	610,258	146,821
Net Realized Gain (Loss) on:
Investments(3)	(534,643)	(8,560,231)	(6,531,319)	(210,370)
Foreign Currency Transactions	(154)	(18,741)	16,601	968
Net Realized Gain (Loss)	(534,797)	(8,578,972)	(6,514,718)	(209,402)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	219,185	(34,327,440)	8,246,620	839,375
Foreign Currency Translations	—	1,105	—	15
Net Change in Unrealized Appreciation (Depreciation)	219,185	(34,326,335)	8,246,620	839,390
Net Realized and Unrealized Gain (Loss)	(315,612)	(42,905,307)	1,731,902	629,988
Net Increase (Decrease) in Net Assets Resulting from Operations	$(305,030)	$(42,525,499)	$2,342,160	$776,809

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended November 30, 2023

	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Hydrogen ETF	Global X Solar ETF
Investment Income:
Dividend Income	$84,498	$716	$115,810	$16,985
Interest Income	526	4,576	3,874	596
Security Lending Income	—	1,094,526	—	—
Less: Foreign Taxes Withheld	(6,170)	—	(5,318)	(1,355)
Total Investment Income	78,854	1,099,818	114,366	16,226
Expenses:
Supervision and Administration Fees(1)	28,767	330,793	196,696	24,091
Custodian Fees(2)	448	486	1,943	123
Total Expenses	29,215	331,279	198,639	24,214
Net Investment Income (Loss)	49,639	768,539	(84,273)	(7,988)
Net Realized Gain (Loss) on:
Investments(3)	(3,366,130)	(28,402,903)	(11,214,127)	(360,211)
Foreign Currency Transactions	3,661	16,356	(365)	1,818
Net Realized Gain (Loss)	(3,362,469)	(28,386,547)	(11,214,492)	(358,393)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	927,645	69,258,255	(14,541,211)	(2,846,815)
Foreign Currency Translations	(3,567)	(2)	16,148	(1,478)
Net Change in Unrealized Appreciation (Depreciation)	924,078	69,258,253	(14,525,063)	(2,848,293)
Net Realized and Unrealized Gain (Loss)	(2,438,391)	40,871,706	(25,739,555)	(3,206,686)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,388,752)	$41,640,245	$(25,823,828)	$(3,214,674)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year/period ended November 30, 2023

	Global X Wind Energy ETF	Global X Green Building ETF	Global X Metaverse ETF	Global X PropTech ETF(1)
Investment Income:
Dividend Income	$98,708	$79,870	$25,403	$10,427
Interest Income	926	60	170	128
Reclaim Income	7,791	—	—	—
Less: Foreign Taxes Withheld	(21,394)	(5,811)	(1,832)	(667)
Total Investment Income	86,031	74,119	23,741	9,888
Expenses:
Supervision and Administration Fees(2)	29,409	9,391	11,122	8,446
Custodian Fees(3)	696	119	4	148
Total Expenses	30,105	9,510	11,126	8,594
Net Investment Income	55,926	64,609	12,615	1,294
Net Realized Gain (Loss) on:
Investments(4)	(2,000,129)	(293,397)	(27,100)	62,604
Foreign Currency Transactions	(3,907)	(1,107)	(491)	(66)
Net Realized Gain (Loss)	(2,004,036)	(294,504)	(27,591)	62,538
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(603,476)	363,447	746,676	154,612
Foreign Currency Translations	(372)	93	120	—
Net Change in Unrealized Appreciation (Depreciation)	(603,848)	363,540	746,796	154,612
Net Realized and Unrealized Gain (Loss)	(2,607,884)	69,036	719,205	217,150
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,551,958)	$133,645	$731,820	$218,444

(1)	The Fund commenced operations on April 11, 2023.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Operations/Statement of Operations

For the period ended November 30, 2023

	Global X Carbon Credits Strategy ETF (Consolidated)(1)	Global X Defense Tech ETF(2)
Investment Income:
Dividend Income, from Affiliated Investments	$6,449	$—
Dividend Income	130	14,087
Interest Income	29,248	6
Less: Foreign Taxes Withheld	—	(36)
Total Investment Income	35,827	14,057
Expenses:
Supervision and Administration Fees(3)	3,261	3,698
Custodian Fees(4)	78	—
Total Expenses	3,339	3,698
Net Investment Income	32,488	10,359
Net Realized Gain (Loss) on:
Investments(5)	4,069	48,802
Futures Contracts	(96,318)	—
Foreign Currency Transactions	(19,621)	(484)
Payment from Adviser(6)	100	—
Net Realized Gain (Loss)	(111,770)	48,318
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,745	279,675
Affiliated Investments	1,179	—
Futures Contracts	(98,861)	—
Foreign Currency Translations	(31)	(116)
Net Change in Unrealized Appreciation (Depreciation)	(89,968)	279,559
Net Realized and Unrealized Gain (Loss)	(201,738)	327,877
Net Increase (Decrease) in Net Assets Resulting from Operations	$(169,250)	$338,236

(1)	The Fund commenced operations on May 24, 2023.
(2)	The Fund commenced operations on September 11, 2023.
(3)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(4)	See Note 2 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(6)	See Note 3 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennial Consumer ETF		Global X Aging Population ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income	$228,214	$236,942	$459,575	$386,802
Net Realized Gain (Loss)	(5,682,630)	9,451,209	1,611,929	2,044,291
Net Change in Unrealized Appreciation (Depreciation)	20,164,143	(76,800,075)	(827,111)	(4,447,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,709,727	(67,111,924)	1,244,393	(2,016,127)
Distributions:	(234,244)	(343,441)	(279,995)	(543,653)
Return of Capital:	—	—	—	(47,506)
Capital Share Transactions:
Issued	4,599,684	14,445,330	37,583,461	2,011,132
Redeemed	(19,040,816)	(68,606,325)	(26,752,713)	(17,359,342)
Increase (Decrease) in Net Assets from Capital Share Transactions	(14,441,132)	(54,160,995)	10,830,748	(15,348,210)
Total Increase (Decrease) in Net Assets	34,351	(121,616,360)	11,795,146	(17,955,496)
Net Assets:
Beginning of Year	105,459,006	227,075,366	41,800,487	59,755,983
End of Year	$105,493,357	$105,459,006	$53,595,633	$41,800,487
Share Transactions:
Issued	150,000	420,000	1,390,000	70,000
Redeemed	(650,000)	(2,030,000)	(980,000)	(670,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(500,000)	(1,610,000)	410,000	(600,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Health & Wellness ETF		Global X Robotics & Artificial Intelligence ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income	$166,917	$248,911	$5,073,094	$2,801,530
Net Realized Gain (Loss)	(3,175,318)	(1,169,220)	84,219,313	(177,211,794)
Net Change in Unrealized Appreciation (Depreciation)	3,987,545	(7,991,033)	236,127,298	(914,255,469)
Net Increase (Decrease) in Net Assets Resulting from Operations	979,144	(8,911,342)	325,419,705	(1,088,665,733)
Distributions:	(195,346)	(287,193)	(4,618,009)	(2,507,983)
Return of Capital:	—	—	—	(547,284)
Capital Share Transactions:
Issued	2,883	—	956,017,585	55,949,780
Redeemed	(14,276,257)	(8,241,206)	(348,937,384)	(325,775,436)
Increase (Decrease) in Net Assets from Capital Share Transactions	(14,273,374)	(8,241,206)	607,080,201	(269,825,656)
Total Increase (Decrease) in Net Assets	(13,489,576)	(17,439,741)	927,881,897	(1,361,546,656)
Net Assets:
Beginning of Year	22,651,589	40,091,330	1,341,941,735	2,703,488,391
End of Year	$9,162,013	$22,651,589	$2,269,823,632	$1,341,941,735
Share Transactions:
Issued	—	—	35,920,000	2,360,000
Redeemed	(650,000)	(370,000)	(13,790,000)	(13,320,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(650,000)	(370,000)	22,130,000	(10,960,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Internet of Things ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income	$900,991	$2,431,454	$2,493,430	$2,432,495
Net Realized Gain (Loss)	(49,991,055)	(55,309,208)	21,537,881	22,615,599
Net Change in Unrealized Appreciation (Depreciation)	81,058,377	(570,594,245)	(4,853,824)	(124,255,011)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,968,313	(623,471,999)	19,177,487	(99,206,917)
Distributions:	(887,181)	(61,756,013)	(2,946,458)	(2,272,300)
Return of Capital:	(28,497)	(1,435,476)	—	—
Capital Share Transactions:
Issued	10,050,968	92,458,761	91,298,646	5,234,626
Redeemed	(145,088,625)	(239,338,117)	(125,739,142)	(115,349,802)
Decrease in Net Assets from Capital Share Transactions	(135,037,657)	(146,879,356)	(34,440,496)	(110,115,176)
Total Decrease in Net Assets	(103,985,022)	(833,542,844)	(18,209,467)	(211,594,393)
Net Assets:
Beginning of Year	455,462,688	1,289,005,532	305,696,685	517,291,078
End of Year	$351,477,666	$455,462,688	$287,487,218	$305,696,685
Share Transactions:
Issued	450,000	2,990,000	2,750,000	150,000
Redeemed	(7,020,000)	(9,030,000)	(3,900,000)	(3,870,000)
Net Decrease in Shares Outstanding from Share Transactions	(6,570,000)	(6,040,000)	(1,150,000)	(3,720,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Infrastructure Development ETF		Global X Autonomous & Electric Vehicles ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income	$36,150,105	$32,095,675	$13,303,660	$7,982,083
Net Realized Gain (Loss)	132,455,324	228,588,104	3,849,804	(9,795,757)
Net Change in Unrealized Appreciation (Depreciation)	362,554,425	(278,686,344)	10,857,090	(338,571,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	531,159,854	(18,002,565)	28,010,554	(340,385,511)
Distributions:	(30,856,526)	(31,995,449)	(11,305,718)	(6,444,185)
Capital Share Transactions:
Issued	1,599,704,351	324,468,536	52,145,898	351,709,374
Redeemed	(694,905,086)	(1,712,274,023)	(254,584,131)	(444,947,400)
Increase (Decrease) in Net Assets from Capital Share Transactions	904,799,265	(1,387,805,487)	(202,438,233)	(93,238,026)
Total Increase (Decrease) in Net Assets	1,405,102,593	(1,437,803,501)	(185,733,397)	(440,067,722)
Net Assets:
Beginning of Year	3,748,693,233	5,186,496,734	883,478,306	1,323,546,028
End of Year	$5,153,795,826	$3,748,693,233	$697,744,909	$883,478,306
Share Transactions:
Issued	53,210,000	11,680,000	2,050,000	12,430,000
Redeemed	(23,790,000)	(68,280,000)	(10,550,000)	(17,360,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	29,420,000	(56,600,000)	(8,500,000)	(4,930,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Artificial Intelligence & Technology ETF		Global X Genomics & Biotechnology ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$902,836	$691,949	$(629,498)	$(418,967)
Net Realized Gain (Loss)	(3,447,325)	(2,705,217)	(51,137,922)	(62,425,028)
Net Change in Unrealized Appreciation (Depreciation)	94,136,286	(62,316,345)	(7,073,797)	(16,208,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	91,591,797	(64,329,613)	(58,841,217)	(79,052,305)
Distributions:	(724,994)	(441,670)	—	(81,403)
Capital Share Transactions:
Issued	606,811,271	47,368,029	92,535,940	95,288,092
Redeemed	(38,321,292)	(38,412,762)	(150,006,428)	(62,385,729)
Increase (Decrease) in Net Assets from Capital Share Transactions	568,489,979	8,955,267	(57,470,488)	32,902,363
Total Increase (Decrease) in Net Assets	659,356,782	(55,816,016)	(116,311,705)	(46,231,345)
Net Assets:
Beginning of Year	130,518,451	186,334,467	209,340,751	255,572,096
End of Year	$789,875,233	$130,518,451	$93,029,046	$209,340,751
Share Transactions:
Issued	22,120,000	1,830,000	8,310,000	7,440,000
Redeemed	(1,610,000)	(1,670,000)	(14,930,000)	(4,280,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,510,000	160,000	(6,620,000)	3,160,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cloud Computing ETF		Global X Cannabis ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022‡
Operations:
Net Investment Income (Loss)	$(3,040,126)	$(5,837,330)	$1,963,589	$2,076,091
Net Realized Gain (Loss)	(61,707,202)	(32,796,967)	(55,763,021)	(121,608,211)
Net Change in Unrealized Appreciation (Depreciation)	183,037,719	(435,747,939)	14,035,471	42,541,932
Net Increase (Decrease) in Net Assets Resulting from Operations	118,290,391	(474,382,236)	(39,763,961)	(76,990,188)
Distributions:	—	(21,230,047)	(1,215,573)	(3,318,441)
Return of Capital:	—	—	—	(93,835)
Capital Share Transactions:
Issued	27,666,566	214,938,579	15,051,038	32,580,931
Redeemed	(153,879,041)	(447,785,742)	(1,552,079)	(1,823,041)
Increase (Decrease) in Net Assets from Capital Share Transactions	(126,212,475)	(232,847,163)	13,498,959	30,757,890
Total Decrease in Net Assets	(7,922,084)	(728,459,446)	(27,480,575)	(49,644,574)
Net Assets:
Beginning of Year	589,084,526	1,317,543,972	55,904,269	105,548,843
End of Year	$581,162,442	$589,084,526	$28,423,694	$55,904,269
Share Transactions:
Issued	1,470,000	11,620,000	1,620,000	1,351,667
Redeemed	(8,640,000)	(22,920,000)	(210,000)	(48,310)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(7,170,000)	(11,300,000)	1,410,000	1,303,357

‡ Share transactions have been adjusted to reflect the effect of a 1 for 6 reverse share split on June 10, 2022. (See Note 11 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Thematic Growth ETF		Global X Video Games & Esports ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income	$186,199	$1,047,562	$794,920	$972,755
Net Realized Gain (Loss)	(12,934,581)	(30,828,958)	(38,573,510)	(68,135,773)
Net Change in Unrealized Appreciation (Depreciation)	8,124,094	(20,455,146)	44,039,623	(62,793,437)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,624,288)	(50,236,542)	6,261,033	(129,956,455)
Distributions:	(746,536)	(1,542,588)	(275,496)	(2,992,635)
Return of Capital:	—	—	—	(526,728)
Capital Share Transactions:
Issued	10,020,607	22,705,538	26,104,928	35,827,260
Redeemed	(23,359,129)	(30,028,614)	(73,826,120)	(213,511,657)
Decrease in Net Assets from Capital Share Transactions	(13,338,522)	(7,323,076)	(47,721,192)	(177,684,397)
Total Decrease in Net Assets	(18,709,346)	(59,102,206)	(41,735,655)	(311,160,215)
Net Assets:
Beginning of Year	50,979,234	110,081,440	174,074,767	485,234,982
End of Year	$32,269,888	$50,979,234	$132,339,112	$174,074,767
Share Transactions:
Issued	380,000	600,000	1,300,000	1,680,000
Redeemed	(930,000)	(960,000)	(3,840,000)	(8,940,000)
Net Decrease in Shares Outstanding from Share Transactions	(550,000)	(360,000)	(2,540,000)	(7,260,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cybersecurity ETF		Global X Telemedicine & Digital Health ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Loss	$(852,139)	$(1,214,033)	$(422,790)	$(111,032)
Net Realized Gain (Loss)	(150,099,978)	(27,318,877)	(52,675,645)	(71,776,175)
Net Change in Unrealized Appreciation (Depreciation)	254,802,172	(350,784,382)	19,467,794	5,693,308
Net Increase (Decrease) in Net Assets Resulting from Operations	103,850,055	(379,317,292)	(33,630,641)	(66,193,899)
Distributions:	(12,980,811)	(7,499,545)	—	—
Capital Share Transactions:
Issued	86,862,534	439,627,711	2,471,288	9,701,359
Redeemed	(498,122,796)	(216,958,896)	(53,996,403)	(269,008,305)
Increase (Decrease) in Net Assets from Capital Share Transactions	(411,260,262)	222,668,815	(51,525,115)	(259,306,946)
Total Decrease in Net Assets	(320,391,018)	(164,148,022)	(85,155,756)	(325,500,845)
Net Assets:
Beginning of Year	967,942,262	1,132,090,284	150,075,070	475,575,915
End of Year	$647,551,244	$967,942,262	$64,919,314	$150,075,070
Share Transactions:
Issued	3,850,000	15,260,000	200,000	720,000
Redeemed	(22,080,000)	(8,560,000)	(5,220,000)	(17,590,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(18,230,000)	6,700,000	(5,020,000)	(16,870,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X China Biotech Innovation ETF		Global X CleanTech ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income	$10,582	$3,948	$379,808	$198,871
Net Realized Gain (Loss)	(534,797)	(776,005)	(8,578,972)	(7,329,070)
Net Change in Unrealized Appreciation (Depreciation)	219,185	(918,709)	(34,326,335)	(27,310,251)
Net Decrease in Net Assets Resulting from Operations	(305,030)	(1,690,766)	(42,525,499)	(34,440,450)
Distributions:	(9,997)	—	(205,777)	(499,449)
Return of Capital:	—	(5,370)	—	—
Capital Share Transactions:
Issued	—	—	1,315,432	31,320,380
Redeemed	—	—	(27,551,925)	(43,996,875)
Decrease in Net Assets from Capital Share Transactions	—	—	(26,236,493)	(12,676,495)
Total Decrease in Net Assets	(315,027)	(1,696,136)	(68,967,769)	(47,616,394)
Net Assets:
Beginning of Year	2,612,480	4,308,616	127,841,991	175,458,385
End of Year	$2,297,453	$2,612,480	$58,874,222	$127,841,991
Share Transactions:
Issued	—	—	80,000	1,910,000
Redeemed	—	—	(2,010,000)	(2,610,000)
Net Decrease in Shares Outstanding from Share Transactions	—	—	(1,930,000)	(700,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Data Center REITs & Digital Infrastructure ETF		Global X Clean Water ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Income	$610,258	$758,014	$146,821	$112,669
Net Realized Gain (Loss)	(6,514,718)	371,952	(209,402)	(320,139)
Net Change in Unrealized Appreciation (Depreciation)	8,246,620	(21,885,940)	839,390	(784,043)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,342,160	(20,755,974)	776,809	(991,513)
Distributions:	(1,330,542)	(1,090,368)	(138,123)	(123,205)
Capital Share Transactions:
Issued	17,159,209	30,021,389	1,634,453	1,075,120
Redeemed	(41,991,240)	(23,129,344)	(459,899)	(1,079,551)
Increase (Decrease) in Net Assets from Capital Share Transactions	(24,832,031)	6,892,045	1,174,554	(4,431)
Total Increase (Decrease) in Net Assets	(23,820,413)	(14,954,297)	1,813,240	(1,119,149)
Net Assets:
Beginning of Year	63,143,288	78,097,585	7,580,290	8,699,439
End of Year	$39,322,875	$63,143,288	$9,393,530	$7,580,290
Share Transactions:
Issued	1,280,000	1,900,000	110,000	80,000
Redeemed	(3,200,000)	(1,610,000)	(30,000)	(70,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,920,000)	290,000	80,000	10,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X AgTech & Food Innovation ETF		Global X Blockchain ETF‡
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022

Operations:
Net Investment Income	$49,639	$38,231	$768,539	$910,880
Net Realized Gain (Loss)	(3,362,469)	(801,019)	(28,386,547)	(99,270,593)
Net Change in Unrealized Appreciation (Depreciation)	924,078	(596,572)	69,258,253	(74,900,532)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,388,752)	(1,359,360)	41,640,245	(173,260,245)
Distributions:	(45,738)	(61,689)	(602,091)	(4,767,818)
Return of Capital:	—	—	—	(90,192)
Capital Share Transactions:
Issued	312,756	4,114,321	26,723,951	106,151,308
Redeemed	(123,074)	(1,506,248)	(25,864,601)	(10,526,348)
Increase in Net Assets from Capital Share Transactions	189,682	2,608,073	859,350	95,624,960
Total Increase (Decrease) in Net Assets	(2,244,808)	1,187,024	41,897,504	(82,493,295)
Net Assets:
Beginning of Year	6,720,504	5,533,480	45,226,917	127,720,212
End of Year	$4,475,696	$6,720,504	$87,124,421	$45,226,917
Share Transactions:
Issued	20,000	230,000	1,127,500	2,045,000
Redeemed	(10,000)	(80,000)	(1,051,640)	(272,500)
Net Increase in Shares Outstanding from Share Transactions	10,000	150,000	75,860	1,772,500

‡	Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on December 19, 2022. (See Note 11 in the Notes to Financial Statements/Notes to Consolidated Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Hydrogen ETF		Global X Solar ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Year Ended November 30, 2022
Operations:
Net Investment Loss	$(84,273)	$(75,851)	$(7,988)	$(15,160)
Net Realized Gain (Loss)	(11,214,492)	(8,989,433)	(358,393)	(1,875,069)
Net Change in Unrealized Appreciation (Depreciation)	(14,525,063)	(14,734,793)	(2,848,293)	927,409
Net Decrease in Net Assets Resulting from Operations	(25,823,828)	(23,800,077)	(3,214,674)	(962,820)
Distributions:	—	(15,749)	—	(748)
Return of Capital:	—	—	—	(1,369)
Capital Share Transactions:
Issued	27,125,045	32,016,528	4,287,533	14,360,783
Redeemed	(3,558,594)	(2,593,499)	(1,053,849)	(16,435,003)
Increase (Decrease) in Net Assets from Capital Share Transactions	23,566,451	29,423,029	3,233,684	(2,074,220)
Total Increase (Decrease) in Net Assets	(2,257,377)	5,607,203	19,010	(3,039,157)
Net Assets:
Beginning of Year	38,034,571	32,427,368	5,955,456	8,994,613
End of Year	$35,777,194	$38,034,571	$5,974,466	$5,955,456
Share Transactions:
Issued	2,670,000	1,960,000	290,000	740,000
Redeemed	(280,000)	(190,000)	(50,000)	(820,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,390,000	1,770,000	240,000	(80,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Wind Energy ETF		Global X Green Building ETF
	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2023	Period Ended November 30, 2022(1)
Operations:
Net Investment Income	$55,926	$25,770	$64,609	$49,324
Net Realized Gain (Loss)	(2,004,036)	(530,941)	(294,504)	(128,565)
Net Change in Unrealized Appreciation (Depreciation)	(603,848)	(656,340)	363,540	(347,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,551,958)	(1,161,511)	133,645	(426,441)
Distributions:	(47,859)	(11,474)	(70,340)	(15,947)
Capital Share Transactions:
Issued	13,712,475	—	1,528,470	2,537,580
Redeemed	(11,748,196)	—	(1,521,292)	—
Increase in Net Assets from Capital Share Transactions	1,964,279	—	7,178	2,537,580
Total Increase (Decrease) in Net Assets	(635,538)	(1,172,985)	70,483	2,095,192
Net Assets:
Beginning of Year/Period	3,340,925	4,513,910	2,095,192	—
End of Year/Period	$2,705,387	$3,340,925	$2,165,675	$2,095,192
Share Transactions:
Issued	730,000	—	70,000	100,000
Redeemed	(710,000)	—	(70,000)	—
Net Increase in Shares Outstanding from Share Transactions	20,000	—	—	100,000

(1) The Fund commenced operations on April 11, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Metaverse ETF		Global X PropTech ETF
	Year Ended November 30, 2023	Period Ended November 30, 2022(1)	Period Ended November 30, 2023(2)
Operations:
Net Investment Income	$12,615	$38,718	$1,294
Net Realized Gain (Loss)	(27,591)	140,098	62,538
Net Change in Unrealized Appreciation (Depreciation)	746,796	(630,117)	154,612
Net Increase (Decrease) in Net Assets Resulting from Operations	731,820	(451,301)	218,444
Distributions:	(163,393)	(38,313)	(453)
Capital Share Transactions:
Issued	250,060	2,410,000	2,508,000
Redeemed	(248,983)	—	—
Increase in Net Assets from Capital Share Transactions	1,077	2,410,000	2,508,000
Total Increase in Net Assets	569,504	1,920,386	2,725,991
Net Assets:
Beginning of Year/Period	1,920,386	—	—
End of Year/Period	$2,489,890	$1,920,386	$2,725,991
Share Transactions:
Issued	10,000	100,000	100,000
Redeemed	(10,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	—	100,000	100,000

(1) The Fund commenced operations on April 26, 2022.

(2) The Fund commenced operations on April 11, 2023.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Changes in Net Assets/Statement of
Changes in Net Assets

	Global X Carbon Credits Strategy ETF (Consolidated)	Global X Defense Tech ETF
	Period Ended November 30, 2023(1)	Period Ended November 30, 2023(2)
Operations:
Net Investment Income	$32,488	$10,359
Net Realized Gain (Loss)	(111,770)	48,318
Net Change in Unrealized Appreciation (Depreciation)	(89,968)	279,559
Net Increase (Decrease) in Net Assets Resulting from Operations	(169,250)	338,236
Distributions:	(3,332)	—
Capital Share Transactions:
Issued	1,756,132	4,526,923
Redeemed	—	(270,300)
Increase in Net Assets from Capital Share Transactions	1,756,132	4,256,623
Total Increase in Net Assets	1,583,550	4,594,859
Net Assets:
Beginning of Period	—	—
End of Period	$1,583,550	$4,594,859
Share Transactions:
Issued	50,000	180,000
Redeemed	—	(10,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	170,000

(1) The Fund commenced operations on May 24, 2023.

(2) The Fund commenced operations on September 11, 2023.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Millennial Consumer ETF
2023	28.43	0.07	4.43	4.50	(0.07)	—	—
2022	42.68	0.05	(14.23)	(14.18)	(0.07)	—	—
2021	35.23	0.08	7.43	7.51	(0.06)	—	—
2020	25.55	0.05	9.74	9.79	(0.10)	(0.01)	—
2019	21.57	0.10	3.99	4.09	(0.10)	(0.01)	—
Global X Aging Population ETF
2023	26.46	0.23	0.41	0.64	(0.17)	—	—
2022	27.41	0.20	(0.87)	(0.67)	(0.26)	—	(0.02)
2021	26.82	0.13	0.55	0.68	(0.09)	—	—
2020	23.55	0.10	3.35	3.45	(0.13)	(0.05)	—
2019	20.67	0.13	2.99	3.12	(0.18)	(0.06)	—
Global X Health & Wellness ETF
2023	21.37	0.21	0.99	1.20	(0.22)	—	—
2022	28.04	0.21	(6.66)	(6.45)	(0.22)	—	—
2021	24.11	0.20	3.87	4.07	(0.14)	—	—
2020	21.17	0.10	2.92	3.02	(0.08)	—	—
2019	18.59	0.14	2.60	2.74	(0.16)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.57% and 0.68%, for the years ended November 30, 2020 and 2019, respectively.
^	Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56% and 0.68%, for the years ended November 30, 2020 and 2019, respectively.
^^	Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.55% and 0.68%, for the years ended November 30, 2020 and 2019, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.07)	32.86	15.87	105,493	0.50		0.23	16.60
(0.07)	28.43	(33.29)	105,459	0.50		0.17	14.75
(0.06)	42.68	21.33	227,075	0.50		0.18	11.59
(0.11)	35.23	38.47	114,511	0.50	^	0.19	7.11
(0.11)	25.55	19.07	75,383	0.50	^	0.42	10.44

(0.17)	26.93	2.42	53,596	0.50		0.87	13.34
(0.28)	26.46	(2.47)	41,800	0.50		0.76	13.50
(0.09)	27.41	2.51	59,756	0.50		0.43	19.57
(0.18)	26.82	14.79	42,907	0.50	^^	0.43	9.10
(0.24)	23.55	15.38	23,548	0.50	^^	0.62	14.18

(0.22)	22.35	5.64	9,162	0.50		0.96	10.10
(0.22)	21.37	(23.11)	22,652	0.50		0.90	13.49
(0.14)	28.04	16.90	40,091	0.50		0.71	14.90
(0.08)	24.11	14.34	20,496	0.50	‡	0.48	20.54
(0.16)	21.17	14.89	20,115	0.50	‡	0.74	18.05

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Robotics & Artificial Intelligence ETF
2023	21.09	0.07	5.36	5.43	(0.05)	—	—
2022	36.24	0.04	(15.14)	(15.10)	(0.04)	—	(0.01)
2021	31.78	0.02	4.50	4.52	(0.02)	—	(0.04)
2020	21.43	0.05	10.39	10.44	(0.08)	—	(0.01)
2019	19.70	0.19	1.93	2.12	(0.39)	—	—
Global X FinTech ETF
2023	20.44	0.05	1.93	1.98	(0.05)	—	— ***
2022	45.52	0.09	(22.96)	(22.87)	(2.16)	—	(0.05)
2021	42.75	(0.13)	2.90	2.77	—	—	—
2020	30.49	(0.11)	12.37	12.26	—	—	—
2019	24.55	(0.08)	6.06	5.98	—	—	(0.04)
Global X Internet of Things ETF
2023	30.54	0.25	1.95	2.20	(0.29)	—	—
2022	37.68	0.21	(7.17)	(6.96)	(0.13)	(0.05)	—
2021	29.95	0.13	7.72	7.85	(0.12)	—	—
2020	22.89	0.17	7.08	7.25	(0.19)	—	—
2019	18.04	0.20	4.93	5.13	(0.28)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(0.05)	26.47	25.75	2,269,824	0.68	0.26	8.28
(0.05)	21.09	(41.67)	1,341,942	0.69	0.16	29.86
(0.06)	36.24	14.23	2,703,488	0.68	0.06	22.66
(0.09)	31.78	48.90	2,158,175	0.68	0.21	22.27
(0.39)	21.43	11.16	1,479,984	0.68	0.98	10.97

(0.05)	22.37	9.70	351,478	0.68	0.23	13.12
(2.21)	20.44	(52.58)	455,463	0.68	0.33	38.15
—	45.52	6.48	1,289,006	0.68	(0.28)	29.60
—	42.75	40.21	874,175	0.68	(0.33)	15.75
(0.04)	30.49	24.42	413,152	0.68	(0.29)	16.40

(0.29)	32.45	7.26	287,487	0.68	0.79	11.12
(0.18)	30.54	(18.52)	305,697	0.68	0.67	8.40
(0.12)	37.68	26.24	517,291	0.68	0.37	9.25
(0.19)	29.95	31.88	296,508	0.68	0.71	14.28
(0.28)	22.89	29.01	131,627	0.68	1.04	11.71

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X U.S. Infrastructure Development ETF
2023	27.94	0.24	3.54	3.78	(0.22)	—	—
2022	27.19	0.19	0.74	0.93	(0.17)	(0.01)	—
2021	20.24	0.17	6.87	7.04	(0.09)	— ***	—
2020	17.43	0.16	2.74	2.90	(0.09)	—	—
2019	15.57	0.13	1.90	2.03	(0.17)	—	—
Global X Autonomous & Electric Vehicles ETF
2023	22.89	0.38	0.23	0.61	(0.31)	—	—
2022	30.41	0.19	(7.56)	(7.37)	(0.13)	(0.02)	—
2021	21.75	0.09	8.65	8.74	(0.08)	—	—
2020	14.15	0.11	7.61	7.72	(0.12)	—	—
2019	13.26	0.22	1.11	1.33	(0.44)	—	—
Global X Artificial Intelligence & Technology ETF
2023	21.54	0.07	8.21	8.28	(0.09)	—	—
2022	31.58	0.11	(10.08)	(9.97)	(0.07)	—	—
2021	25.84	0.05	5.78	5.83	(0.09)	—	—
2020	17.35	0.17	8.44	8.61	(0.12)	—	—
2019	14.24	0.10	3.13	3.23	(0.12)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.47%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.50% for the year ended November 30, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.22)	31.50	13.63	5,153,796	0.47		0.82	5.99
(0.18)	27.94	3.48	3,748,693	0.47		0.74	9.78
(0.09)	27.19	34.90	5,186,497	0.47		0.64	10.07
(0.09)	20.24	16.77	653,635	0.47		0.96	9.08
(0.17)	17.43	13.28	183,065	0.47	^	0.81	9.18

(0.31)	23.19	2.71	697,745	0.68		1.63	26.60
(0.15)	22.89	(24.25)	883,478	0.68		0.74	34.76
(0.08)	30.41	40.22	1,323,546	0.68		0.33	18.17
(0.12)	21.75	54.98	135,923	0.68		0.67	13.76
(0.44)	14.15	10.61	14,855	0.68		1.67	31.26

(0.09)	29.73	38.56	789,875	0.68		0.28	19.08
(0.07)	21.54	(31.58)	130,518	0.68		0.46	21.28
(0.09)	31.58	22.60	186,334	0.68		0.17	26.37
(0.12)	25.84	49.84	120,169	0.68		0.79	19.45
(0.12)	17.35	22.87	44,245	0.68		0.61	16.34

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Genomics & Biotechnology ETF
2023	13.45	(0.04)	(3.00)	(3.04)	—	—	—
2022	20.61	(0.03)	(7.12)	(7.15)	(0.01)	—	—
2021	21.01	(0.08)	(0.29)	(0.37)	—	(0.03)	—
2020	15.61	(0.07)	5.47	5.40	—	—	—
2019(1)	15.28	(0.05)	0.38	0.33	—	—	—
Global X Cloud Computing ETF
2023	16.77	(0.10)	4.12	4.02	—	—	—
2022	28.38	(0.15)	(10.99)	(11.14)	—	(0.47)	—
2021	25.84	(0.15)	2.69	2.54	—	—	—
2020	15.99	(0.11)	9.97	9.86	—	(0.01)	—
2019(2)	15.06	(0.04)	0.97	0.93	—	—	—
Global X Cannabis ETF
2023	14.95	0.43	(9.58)	(9.15)	(0.28)	—	—
2022(3)	43.32	0.69	(27.82)	(27.13)	(1.21)	—	(0.03)
2021(3)	72.30	1.32	(28.86)	(27.54)	(1.44)	—	—
2020(3)	91.86	4.86	(20.76)	(15.90)	(3.66)	—	—
2019(3)(4)	146.46	1.32	(55.92)	(54.60)	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective June 15 2020, the Fund’s fees were permanently lowered to 0.50%.
(1)	The Fund commenced operations on April 5, 2019.
(2)	The Fund commenced operations on April 12, 2019.
(3)	Per share amounts have been adjusted for a 1 for 6 reverse share split on June 10, 2022. (See Note 11 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(4)	The Fund commenced operations on September 17, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

—	10.41	(22.60)	93,029	0.50		(0.34)	16.59
(0.01)	13.45	(34.72)	209,341	0.50		(0.21)	39.39
(0.03)	20.61	(1.77)	255,572	0.50		(0.35)	29.25
—	21.01	34.59	81,951	0.56	‡	(0.40)	29.76
—	15.61	2.16	18,734	0.68	†	(0.59)†	23.12

—	20.79	23.97	581,162	0.68		(0.54)	21.60
(0.47)	16.77	(39.88)	589,085	0.68		(0.74)	31.21
—	28.38	9.83	1,317,544	0.68		(0.53)	23.77
(0.01)	25.84	61.68	1,405,489	0.68		(0.53)	23.03
—	15.99	6.18	472,386	0.68	†	(0.44)†	12.52

(0.28)	5.52	(61.63)	28,424	0.51		5.24	53.56
(1.24)	14.95	(63.88)	55,904	0.51		3.05	65.14
(1.44)	43.32	(38.79)	105,549	0.50		1.76	113.26
(3.66)	72.30	(17.03)	36,160	0.51		8.11	59.79
—	91.86	(37.28)	4,594	0.50	†	6.19 †	11.40

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Thematic Growth ETF
2023	26.14	0.11	(2.79)	(2.68)	(0.41)	—	—
2022	47.65	0.44	(21.33)	(20.89)	(0.62)	—	—
2021	42.45	0.39	5.10	5.49	(0.29)	—	—
2020	26.50	0.10	15.96	16.06	(0.11)	—	—
2019(1)	25.23	—	1.27	1.27	—	—	—
Global X Video Games & Esports ETF
2023	18.96	0.10	0.90	1.00	(0.03)	—	—
2022	29.52	0.08	(10.39)	(10.31)	(0.14)	(0.07)	(0.04)
2021	28.57	0.04	1.14	1.18	(0.23)	— ***	—
2020	15.73	0.02	12.86	12.88	(0.04)	—	—
2019(1)	14.99	—	0.74	0.74	—	—	—
Global X Cybersecurity ETF
2023	22.85	(0.03)	4.34	4.31	—	(0.32)	—
2022	31.75	(0.03)	(8.66)	(8.69)	(0.09)	(0.12)	—
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)	—
2020	17.14	0.09	5.67	5.76	(0.13)	(0.02)	—
2019(1)	15.27	—	1.87	1.87	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements/Notes to Consolidated Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in years prior to 2022, the ratio of Expenses to Average Net Assets would have been 0.50% each year.
^	Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.52%, 0.60% and 0.60% for the years ended November 30, 2021, 2020 and 2019, respectively.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(1)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.41)	23.05	(10.30)	32,270	0.50		0.45		54.28
(0.62)	26.14	(44.36)	50,979	0.50	#	1.32		55.00
(0.29)	47.65	12.95	110,081	(0.13	)#‡	0.77		32.16
(0.11)	42.45	60.81	36,081	(0.12	)#‡	0.29		103.23
—	26.50	5.03	2,650	(0.15	)#†‡	0.15	†	—

(0.03)	19.93	5.29	132,339	0.50		0.49		26.11
(0.25)	18.96	(35.19)	174,075	0.50		0.36		55.72
(0.23)	29.52	4.09	485,235	0.50		0.09		23.45
(0.04)	28.57	82.04	481,341	0.50		0.04		12.02
—	15.73	4.94	1,573	0.50	†	(0.45	)†	0.27

(0.32)	26.84	19.29	647,551	0.50		(0.12)		18.77
(0.21)	22.85	(27.56)	967,942	0.51		(0.11)		57.81
(0.02)	31.75	39.68	1,132,090	0.50	^	0.41		26.34
(0.15)	22.75	33.78	46,634	0.50	^	0.43		21.29
—	17.14	12.25	1,714	0.50	^†	(0.16	)†	3.57

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Telemedicine & Digital Health ETF
2023	12.23	(0.04)	(3.24)	(3.28)	—	—	—
2022	16.32	(0.01)	(4.08)	(4.09)	—	—	—
2021	18.41	(0.10)	(1.98)	(2.08)	(0.01)	—	—
2020(1)	15.23	0.01	3.17	3.18	—	—	—
Global X China Biotech Innovation ETF
2023	9.68	0.04	(1.17)	(1.13)	(0.04)	—	—
2022	15.96	0.01	(6.27)	(6.26)	—	—	(0.02)
2021	14.88	(0.05)	1.13	1.08	—	—	—
2020(2)	15.09	(0.02)	(0.19)	(0.21)	—	—	—
Global X CleanTech ETF
2023	16.20	0.05	(6.34)	(6.29)	(0.03)	—	—
2022	20.43	0.03	(4.19)	(4.16)	(0.07)	—	—
2021	19.02	0.02	1.40	1.42	(0.01)	—	—
2020(3)	15.07	0.02	3.93	3.95	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 29, 2020.
(2)	The Fund commenced operations on September 22, 2020.
(3)	The Fund commenced operations on October 27, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

—	8.95	(26.82)	64,919	0.68		(0.36)	29.92
—	12.23	(25.06)	150,075	0.68		(0.05)	43.26
(0.01)	16.32	(11.32)	475,576	0.68		(0.52)	42.39
—	18.41	20.88	490,675	0.68	†	0.18 †	9.67

(0.04)	8.51	(11.66)	2,297	0.65		0.45	31.98
(0.02)	9.68	(39.24)	2,612	0.65		0.13	41.26
—	15.96	7.26	4,309	0.65		(0.31)	50.08
—	14.88	(1.39)	2,232	0.67	†	(0.65)†	10.48

(0.03)	9.88	(38.90)	58,874	0.50		0.38	23.91
(0.07)	16.20	(20.38)	127,842	0.50		0.17	15.72
(0.01)	20.43	7.48	175,458	0.50		0.09	35.53
—	19.02	26.21	28,523	0.50	†	1.18 †	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Data Center REITs & Digital Infrastructure ETF
2023	13.52	0.21	0.90	1.11	(0.22)	(0.11)	—
2022	17.83	0.15	(4.22)	(4.07)	(0.16)	(0.08)	—
2021	14.94	0.16	2.84	3.00	(0.11)	—	—
2020(1)	14.97	—	(0.03)	(0.03)	—	—	—
Global X Clean Water ETF
2023	14.30	0.25	1.09	1.34	(0.24)	—	—
2022	16.73	0.23	(2.41)	(2.18)	(0.25)	— ***	—
2021(2)	15.04	0.26	1.47	1.73	(0.04)	—	—
Global X AgTech & Food Innovation ETF
2023	15.63	0.11	(5.47)	(5.36)	(0.10)	—	—
2022	19.76	0.11	(4.04)	(3.93)	(0.10)	(0.10)	—
2021(3)	25.34	0.05	(5.63)	(5.58)	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on October 27, 2020.
(2)	The Fund commenced operations on April 8, 2021.
(3)	The Fund commenced operations on July 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.33)	14.30	8.46	39,323	0.50		1.60		62.01
(0.24)	13.52	(23.11)	63,143	0.50		0.99		36.96
(0.11)	17.83	20.17	78,098	0.50		0.93		15.80
—	14.94	(0.20)	3,736	0.50	†	0.26	†	—

(0.24)	15.40	9.50	9,394	0.50		1.71		15.27
(0.25)	14.30	(13.18)	7,580	0.50		1.58		28.19
(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84

(0.10)	10.17	(34.41)	4,476	0.51		0.86		54.45
(0.20)	15.63	(20.06)	6,721	0.50		0.62		55.85
—	19.76	(22.02)	5,533	0.51	†	0.58	†	32.72

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Blockchain ETF
2023(1)	16.39	0.28	14.27	14.55	(0.22)	—		—
2022(1)	129.32	0.46	(109.52)	(109.06)	(3.80)	—		(0.07)
2021(1)(2)	100.04	0.24	29.04	29.28	—	—		—
Global X Hydrogen ETF
2023	12.27	(0.02)	(5.73)	(5.75)	—	—		—
2022	24.38	(0.03)	(12.07)	(12.10)	—	(0.01)		—
2021(2)	25.04	(0.03)	(0.63)	(0.66)	—	—		—
Global X Solar ETF
2023	22.06	(0.03)	(10.32)	(10.35)	—	—		—
2022	25.70	(0.04)	(3.60)	(3.64)	—	—	***	—	***
2021(3)	24.19	(0.01)	1.52	1.51	—	—		—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022. (See Note 10 in the Notes to Financial Statements/Notes to Consolidated Financial Statements.)
(2)	The Fund commenced operations on July 12, 2021.
(3)	The Fund commenced operations on September 8, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(0.22)	30.72	89.03	87,124	0.50		1.16	39.77
(3.87)	16.39	(86.70)	45,227	0.50		1.15	36.47
—	129.32	29.27	127,720	0.50	†	0.52 †	19.49

—	6.52	(46.86)	35,777	0.50		(0.21)	27.79
(0.01)	12.27	(49.64)	38,035	0.50		(0.24)	36.44
—	24.38	(2.64)	32,427	0.51	†	(0.33)†	40.38

—	11.71	(46.92)	5,974	0.50		(0.17)	50.01
— ***	22.06	(14.14)	5,955	0.51		(0.20)	128.22
—	25.70	6.24	8,995	0.50	†	(0.22)†	9.85

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Wind Energy ETF
2023	17.58	0.16	(4.68)	(4.52)	(0.18)	—	—
2022	23.76	0.14	(6.26)	(6.12)	(0.06)	—	—
2021(1)	24.82	(0.01)	(1.05)	(1.06)	—	—	—
Global X Green Building ETF
2023	20.95	0.65	0.76	1.41	(0.70)	—	—
2022(2)	25.37	0.50	(4.76)	(4.26)	(0.16)	—	—
Global X Metaverse ETF
2023	19.20	0.13	7.20	7.33	(1.63)	—	—
2022(3)	24.10	0.39	(4.91)	(4.52)	(0.38)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 8, 2021.
(2)	The Fund commenced operations on April 11, 2022.
(3)	The Fund commenced operations on April 26, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.18)	12.88	(25.94)	2,705	0.51		0.95		94.18
(0.06)	17.58	(25.79)	3,341	0.50		0.68		34.53
—	23.76	(4.27)	4,514	0.50	†	(0.10	)†	23.01

(0.70)	21.66	6.95	2,166	0.46		3.10		76.69
(0.16)	20.95	(16.82)	2,095	0.45	†	3.68	†	30.18

(1.63)	24.90	38.78	2,490	0.50		0.57		21.53
(0.38)	19.20	(18.87)	1,920	0.50	†	3.13	†	30.52

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)		Distribution from Capital Gains ($)	Return of Capital ($)
Global X PropTech ETF
2023(1)	25.08	0.01	2.17	2.18	—	***	—	—
Global X Carbon Credits Strategy ETF (Consolidated)
2023(2)	34.88	0.69	(3.82)	(3.13)	(0.08)		—	—
Global X Defense Tech ETF
2023(3)	24.82	0.08	2.13	2.21	—		—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 11, 2023.
(2)	The Fund commenced operations on May 24, 2023.
(3)	The Fund commenced operations on September 11, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	27.26	8.71	2,726	0.51	†	0.08	†	13.73

(0.08)	31.67	(8.99)	1,584	0.40	†	3.86	†	—

—	27.03	8.90	4,595	0.50	†	1.39	†	2.94

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements

November 30, 2023

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of November 30, 2023, the Trust had one hundred and thirteen portfolios, one hundred and nine of which were operational. The financial statements herein and the related notes pertain to the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Health & Wellness ETF, Global X Robotics & Artificial Intelligence ETF, Global X FinTech ETF, Global X Internet of Things ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Artificial Intelligence & Technology ETF, Global X Genomics & Biotechnology ETF, Global X Cloud Computing ETF, Global X Cannabis ETF, Global X Thematic Growth ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X Telemedicine & Digital Health ETF, Global X China Biotech Innovation ETF, Global X CleanTech ETF, Global X Data Center REITs & Digital Infrastructure ETF, Global X Clean Water ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Hydrogen ETF, Global X Solar ETF, Global X Wind Energy ETF, Global X Green Building ETF, Global X Metaverse ETF, Global X PropTech ETF, Global X Carbon Credits Strategy ETF and Global X Defense Tech ETF (each a “Fund” and collectively, the “Funds”).

Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Health & Wellness ETF, Global X U.S. Infrastructure Development ETF and Global X Thematic Growth ETF, has elected non-diversified status under the 1940 Act.

Global X PropTech ETF commenced operations on April 11, 2023, Global X Carbon Credits Strategy ETF commenced operations on May 24, 2023, and Global X Defense Tech ETF commenced operations on September 11, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments/Consolidated Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of November 30, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”) or the Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities/Consolidated Statement of Asset and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period, however Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended November 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations/Consolidated Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations/Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations/Consolidated Statement of Operations.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations/Consolidated Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Asset and Liabilities. Refer to the Funds’ Schedule of Investments/Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2023, if applicable.

CREATION UNITS —The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2023	Redemption Fee
Global X Millennial Consumer ETF	10,000	$300	$328,600	$300
Global X Aging Population ETF	10,000	800	269,300	800
Global X Health & Wellness ETF	10,000	700	223,500	700
Global X Robotics & Artificial Intelligence ETF	10,000	600	264,700	600
Global X FinTech ETF	10,000	400	223,700	400
Global X Internet of Things ETF	10,000	500	324,500	500
Global X U.S. Infrastructure Development ETF	10,000	400	315,000	400
Global X Autonomous & Electric Vehicles ETF	10,000	600	231,900	600
Global X Artificial Intelligence & Technology ETF	10,000	600	297,300	600
Global X Genomics & Biotechnology ETF	10,000	250	104,100	250
Global X Cloud Computing ETF	10,000	250	207,900	250
Global X Cannabis ETF	10,000	250	55,200	250
Global X Thematic Growth ETF	10,000	250	230,500	250
Global X Video Games & Esports ETF	10,000	600	199,300	600
Global X Cybersecurity ETF	10,000	250	268,400	250
Global X Telemedicine & Digital Health ETF	10,000	250	89,500	250
Global X China Biotech Innovation ETF	10,000	600	85,100	600
Global X CleanTech ETF	10,000	500	98,800	500
Global X Data Center REITs & Digital Infrastructure ETF	10,000	300	143,000	300
Global X Clean Water ETF	10,000	500	154,000	500
Global X AgTech & Food Innovation ETF	10,000	300	101,700	300
Global X Blockchain ETF	10,000	250	307,200	250
Global X Hydrogen ETF	10,000	250	65,200	250
Global X Solar ETF	10,000	900	117,100	900
Global X Wind Energy ETF	10,000	600	128,800	600
Global X Green Building ETF	10,000	1,000	216,600	1,000
Global X Metaverse ETF	10,000	400	249,000	400
Global X PropTech ETF	10,000	250	272,600	250
Global X Carbon Credits Strategy ETF	10,000	50	316,700	50
Global X Defense Tech ETF	10,000	250	270,300	250

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and expenses (except for Global X Thematic Growth ETF and Global X Carbon Credits Strategy ETF with respect to investments in affiliated investment companies), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Thematic Growth ETF and Global X Carbon Credits Strategy ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the year ended November 30, 2023, the Adviser paid acquired fund fees and expenses of $247,624 and $100 and made such reimbursement payments to the Global X Thematic Growth ETF and Global X Carbon Credits Strategy ETF, respectively, on a monthly basis.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Millennial Consumer ETF	0.50%
Global X Aging Population ETF	0.50%
Global X Health & Wellness ETF	0.50%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X U.S. Infrastructure Development ETF	0.47%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Genomics & Biotechnology ETF	0.50%
Global X Cloud Computing ETF	0.68%
Global X Cannabis ETF	0.50%
Global X Thematic Growth ETF	0.50%
Global X Video Games & Esports ETF	0.50%
Global X Cybersecurity ETF	0.50%
Global X Telemedicine & Digital Health ETF	0.68%
Global X China Biotech Innovation ETF	0.65%
Global X CleanTech ETF	0.50%
Global X Data Center REITs & Digital Infrastructure ETF	0.50%
Global X Clean Water ETF	0.50%
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Solar ETF	0.50%
Global X Wind Energy ETF	0.50%
Global X Green Building ETF	0.45%
Global X Metaverse ETF	0.50%
Global X PropTech ETF	0.50%
Global X Carbon Credits Strategy ETF	0.39%
Global X Defense Tech ETF	0.50%

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under Federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as the Custodian and transfer agent of the Global X Millennial Consumer ETF, Global X Health & Wellness ETF, Global X Robotics & Artificial Intelligence ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF, Global X Telemedicine & Digital Health ETF and Global X China Biotech Innovation ETF. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services,

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

The Bank of New York Mellon (“BNY Mellon”) is the custodian of the Trust’s portfolio securities and cash with respect to all Funds except the Global X Millennial Consumer ETF, Global X Health & Wellness ETF, Global X Robotics & Artificial Intelligence ETF, Global X U.S. Infrastructure Development ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF, Global X Telemedicine & Digital Health ETF and Global X China Biotech Innovation ETF. As custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. BNY Mellon also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The custodian, transfer agent and securities lending agent for the Global X Cannabis ETF, Global X Blockchain ETF, Global X Genomics & Biotechnology ETF and Global X Thematic Growth ETF transitioned from BBH to BNY on or about June 12, 2023.

The custodian, transfer agent and securities lending agent for the Global X AgTech & Food Innovation ETF transitioned from BBH to BNY on or about June 26, 2023.

The custodian, transfer agent and securities lending agent for the Global X FinTech ETF, Global X Internet of Things ETF, Global X Artificial Intelligence & Technology ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X CleanTech ETF, Global X Data Center REITs & Digital Infrastructure ETF, Global X Hydrogen ETF, Global X Solar ETF, Global X Wind Energy ETF, Global X Green Building ETF and Global X Metaverse ETF transitioned from BBH to BNY on or about July 10, 2023.

The custodian, transfer agent and securities lending agent for the Global X Aging Population ETF and Global X Clean Water ETF transitioned from BBH to BNY on or about July 24, 2023.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2023, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Millennial Consumer ETF	$16,829,472	$16,765,378
Global X Aging Population ETF	8,355,499	6,984,321
Global X Health & Wellness ETF	1,728,689	3,024,385
Global X Robotics & Artificial Intelligence ETF	181,442,130	158,328,109
Global X FinTech ETF	51,140,798	53,631,770
Global X Internet of Things ETF	34,621,647	40,679,264
Global X U.S. Infrastructure Development ETF	262,656,949	295,131,937
Global X Autonomous & Electric Vehicles ETF	216,737,588	219,852,308
Global X Artificial Intelligence & Technology ETF	124,484,028	64,446,396
Global X Genomics & Biotechnology ETF	32,247,033	29,952,963
Global X Cloud Computing ETF	122,080,397	125,516,849
Global X Cannabis ETF	21,410,831	20,201,349
Global X Thematic Growth ETF	22,725,186	23,004,264
Global X Video Games & Esports ETF	41,972,865	48,875,109
Global X Cybersecurity ETF	134,090,428	152,848,850
Global X Telemedicine & Digital Health ETF	34,738,059	35,531,436
Global X China Biotech Innovation ETF	751,494	749,914
Global X CleanTech ETF	23,490,824	27,681,226
Global X Data Center REITs & Digital Infrastructure ETF	24,282,819	25,929,611
Global X Clean Water ETF	1,434,668	1,306,337
Global X AgTech & Food Innovation ETF	3,422,513	3,142,603
Global X Blockchain ETF	27,662,691	26,723,576
Global X Hydrogen ETF	11,983,458	10,907,331
Global X Solar ETF	4,283,725	2,408,570
Global X Wind Energy ETF	6,887,127	5,200,200
Global X Green Building ETF	1,665,715	1,603,009
Global X Metaverse ETF	477,248	529,376
Global X PropTech ETF	367,438	366,740
Global X Carbon Credits Strategy ETF	752,721	—
Global X Defense Tech ETF	268,282	110,885

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

4. INVESTMENT TRANSACTIONS (continued)

For each of the year ended November 30, 2023, in-kind transactions associated with creations and redemptions were:

2023	Purchases	Sales	Realized Gain/(Loss)
Global X Millennial Consumer ETF	$4,583,089	$18,994,630	$(782,859)
Global X Aging Population ETF	35,784,704	26,166,016	2,864,845
Global X Health & Wellness ETF	–	12,989,886	(2,120,833)
Global X Robotics & Artificial Intelligence ETF	928,434,084	344,405,984	117,732,909
Global X FinTech ETF	9,811,451	141,940,324	(16,560,835)
Global X Internet of Things ETF	82,082,603	112,641,065	29,459,777
Global X U.S. Infrastructure Development ETF	1,588,809,435	694,411,720	131,851,758
Global X Autonomous & Electric Vehicles ETF	47,454,475	245,283,038	27,048,974
Global X Artificial Intelligence & Technology ETF	543,335,409	35,793,775	2,857,168
Global X Genomics & Biotechnology ETF	89,215,729	149,863,985	(10,361,741)
Global X Cloud Computing ETF	27,576,459	153,524,152	16,231,808
Global X Cannabis ETF	14,161,897	1,559,538	35,463
Global X Thematic Growth ETF	9,937,318	23,257,377	(3,942,561)
Global X Video Games & Esports ETF	21,624,277	62,043,930	(6,435,572)
Global X Cybersecurity ETF	84,813,373	486,868,156	(8,116,978)
Global X Telemedicine & Digital Health ETF	2,490,161	53,540,190	(14,842,826)
Global X China Biotech Innovation ETF	–	–	–
Global X CleanTech ETF	956,427	22,956,702	162,825
Global X Data Center REITs & Digital Infrastructure ETF	15,628,943	39,470,113	(5,070,247)
Global X Clean Water ETF	1,466,248	425,073	85,801
Global X AgTech & Food Innovation ETF	232,095	92,401	11,041
Global X Blockchain ETF	26,378,606	26,328,600	8,353,437
Global X Hydrogen ETF	25,669,610	3,371,479	499,161
Global X Solar ETF	1,877,642	521,625	137,080
Global X Wind Energy ETF	8,068,053	7,805,159	(857,581)
Global X Green Building ETF	1,414,294	1,477,811	(143,816)
Global X Metaverse ETF	172,258	262,899	130,184
Global X PropTech ETF	2,506,044	–	–
Global X Carbon Credits Strategy ETF	–	–	–
Global X Defense Tech ETF	4,355,034	257,385	49,213

For the year ended November 30, 2023, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. BASIS FOR CONSOLIDATION FOR THE GLOBAL X CARBON CREDIT STRATEGY SUBSIDIARY LIMITED

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Global X Carbon Credits Strategy ETF include the accounts of the Global X Carbon Credit Strategy Subsidiary Limited (the “Subsidiary”). All intercompany accounts and transactions have been eliminated in consolidation for the Global X Carbon Credits Strategy ETF. The Subsidiary

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

5. BASIS FOR CONSOLIDATION FOR THE GLOBAL X CARBON CREDIT STRATEGY SUBSIDIARY LIMITED (continued)

has a fiscal year end and conforming tax year end of November 30 for financial statement consolidation purposes.

The Subsidiary is classified as controlled foreign corporation under the Code. The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in the Subsidiary.

A summary of the Fund’s investments in the Subsidiary are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2023	% of Total Net Assets at November 30, 2023
Global X Carbon Credit Strategy Subsidiary Limited	May 24, 2023	$260,236	16.4%

Gains and losses attributed to the Fund’s investments in the Subsidiary are as follows:

Global X Carbon Credit Strategy Subsidiary Limited
Investment Income:
Dividend Income	$130
Interest Income	5,867
Total Investment Income	5,997
Custodian Fees	24
Total Expenses	24
Net Investment Income	5,973
Net Realized Gain (Loss) on:
Investments	4,012
Futures Contracts	(96,318)
Foreign Currency Transactions	202
Net Realized Loss	(92,104)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11
Futures Contracts	(98,861)
Net Change in Unrealized Depreciation	(98,850)
Net Realized and Unrealized Loss	(190,954)
Net Decrease in Net Assets Resulting from Operations	$(184,981)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

6. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of November 30, 2023 was as follows:

	Asset Derivatives				Liability Derivatives
	Statements of Assets and Liabilities/ Consolidated Statement of Asset and Liabilities Location	Fair Value			Statements of Assets and Liabilities/ Consolidated Statement of Asset and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Robotics & Artificial Intelligence ETF

Equity contracts	Unrealized appreciation on Futures Contracts	$314,240	†	Equity contracts	Unrealized depreciation on Futures Contracts	$—
Total Derivatives not accounted for as hedging instruments		$314,240				$—

	Asset Derivatives				Liability Derivatives
	Statements of Assets and Liabilities/ Consolidated Statement of Asset and Liabilities Location	Fair Value			Statements of Assets and Liabilities/ Consolidated Statement of Asset and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global X Carbon Credits Strategy ETF

Commodity contracts	Unrealized appreciation on Futures Contracts	$23,578	†	Commodity contracts	Unrealized depreciation on Futures Contracts	$122,439	†
Total Derivatives not accounted for as hedging instruments		$23,578				$122,439

†Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments/Consolidated Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets & Liabilities/Consolidated Statement of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations/Consolidated Statement of Operations for the year ended November 30, 2023:

Change in realized appreciation or (depreciation) on derivatives recognized in income:

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

6. DERIVATIVE TRANSACTIONS (continued)

Futures
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$1,279,688

Global X Carbon Credits Strategy ETF
Commodity contracts	$(96,318)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures
Global X Robotics & Artificial Intelligence ETF
Equity contracts	$314,240
Global X Carbon Credits Strategy ETF
Commodity contracts	$(98,861)

For the year ended November 30, 2023, the average monthly notional values of futures contracts held were as follows:

	Short Average	Long Average
Global X Robotics & Artificial Intelligence ETF	$–	$8,856,855

Global X Carbon Credits Strategy ETF	–	2,184,224

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency, reclassification of distributions, partnerships adjustments, distributions in excess, net operating losses, return of capital distributions, and sales of passive foreign investment companies. The permanent differences that are credited or charged to Paid In Capital and distributable earnings are primarily related to redemptions in-kind, net operating losses, and return of capital distributions and have been reclassified to/from the following accounts during the fiscal year ended November 30, 2023:

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

7. TAX INFORMATION (continued)

Global X Funds	Paid-in Capital	Total Distributable Earnings (Accumulated Losses)
Global X Millennial Consumer ETF	$(1,156,024)	$1,156,024
Global X Aging Population ETF	2,806,783	(2,806,783)
Global X Health & Wellness ETF	(2,172,318)	2,172,318
Global X Robotics & Artificial Intelligence ETF	112,251,740	(112,251,740)
Global X FinTech ETF	(19,199,428)	19,199,428
Global X Internet of Things ETF	28,932,464	(28,932,464)
Global X U.S. Infrastructure Development ETF	124,975,642	(124,975,642)
Global X Autonomous & Electric Vehicles ETF	25,024,128	(25,024,128)
Global X Artificial Intelligence & Technology ETF	2,592,116	(2,592,116)
Global X Genomics & Biotechnology ETF	(22,603,374)	22,603,374
Global X Cloud Computing ETF	8,133,028	(8,133,028)
Global X Cannabis ETF	(643,524)	643,524
Global X Thematic Growth ETF	(5,580,704)	5,580,704
Global X Video Games & Esports ETF	(6,984,950)	6,984,950
Global X Cybersecurity ETF	(21,602,335)	21,602,335
Global X Telemedicine & Digital Health ETF	(17,132,926)	17,132,926
Global X CleanTech ETF	(503,529)	503,529
Global X Data Center REITs & Digital Infrastructure ETF	(5,286,977)	5,286,977
Global X Clean Water ETF	85,801	(85,801)
Global X AgTech & Food Innovation ETF	(40,281)	40,281
Global X Blockchain ETF	4,017,458	(4,017,458)
Global X Hydrogen ETF	(60,939)	60,939
Global X Solar ETF	24,141	(24,141)
Global X Wind Energy ETF	(875,683)	875,683
Global X Green Building ETF	(144,770)	144,770
Global X Metaverse ETF	123,863	(123,863)
Global X Carbon Credits Strategy ETF	(86,803)	86,803
Global X Defense Tech ETF	49,213	(49,213)

These reclassifications have no impact on net assets or NAV per share.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2023 and November 30, 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Millennial Consumer ETF
2023	$234,244	$–	$–	$234,244
2022	343,441	–	–	343,441
Global X Aging Population ETF
2023	$279,995	$–	$–	$279,995

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

7. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2022	543,653	–	47,506	591,159
Global X Health & Wellness ETF
2023	$195,346	$–	$–	$195,346
2022	287,193	–	–	287,193
Global X Robotics & Artificial Intelligence ETF
2023	$4,618,009	$–	$–	$4,618,009
2022	2,507,983	–	547,284	3,055,267
Global X FinTech ETF
2023	$887,181	$–	$28,497	$915,678
2022	61,756,013	–	1,435,476	63,191,489
Global X Internet of Things ETF
2023	$2,946,458	$–	$–	$2,946,458
2022	1,635,436	636,864	–	2,272,300
Global X U.S. Infrastructure Development ETF
2023	$30,856,526	$–	$–	$30,856,526
2022	31,995,449	–	–	31,995,449
Global X Autonomous & Electric Vehicles ETF
2023	$11,305,718	$–	$–	$11,305,718
2022	5,897,108	547,077	–	6,444,185
Global X Artificial Intelligence & Technology ETF
2023	$724,994	$–	$–	$724,994
2022	441,670	–	–	441,670
Global X Genomics & Biotechnology ETF
2023	$–	$–	$–	$–
2022	81,403	–	–	81,403
Global X Cloud Computing ETF
2023	$–	$–	$–	$–
2022	–	21,230,047	–	21,230,047
Global X Cannabis ETF
2023	$1,215,573	$–	$–	$1,215,573
2022	3,318,441	–	93,835	3,412,276
Global X Thematic Growth ETF
2023	$746,536	$–	$–	$746,536
2022	1,542,588	–	–	1,542,588
Global X Video Games & Esports ETF
2023	$275,496	$–	$–	$275,496
2022	1,985,253	1,007,382	526,728	3,519,363
Global X Cybersecurity ETF
2023	$684,512	$12,296,299	$–	$12,980,811
2022	7,417,970	81,575	–	7,499,545
Global X Telemedicine & Digital Health ETF
2023	$–	$–	$–	$–
2022	–	–	–	–

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

7. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X China Biotech Innovation ETF
2023	$9,997	$–	$–	$9,997
2022	–	–	5,370	5,370
Global X CleanTech ETF
2023	$205,777	$–	$–	$205,777
2022	499,449	–	–	499,449
Global X Data Center REITs & Digital Infrastructure ETF
2023	$1,286,237	$44,305	$–	$1,330,542
2022	1,014,681	75,687	–	1,090,368
Global X Clean Water ETF
2023	$138,123	$–	$–	$138,123
2022	123,205	–	–	123,205
Global X AgTech & Food Innovation ETF
2023	$45,738	$–	$–	$45,738
2022	61,689	–	–	61,689
Global X Blockchain ETF
2023	$602,091	$–	$–	$602,091
2022	4,767,818	–	90,192	4,858,010
Global X Hydrogen ETF
2023	$–	$–	$–	$–
2022	15,749	–	–	15,749
Global X Solar ETF
2023	$–	$–	$–	$–
2022	748	–	1,369	2,117
Global X Wind Energy ETF
2023	$47,859	$–	$–	$47,859
2022	11,474	–	–	11,474
Global X Green Building ETF
2023	$70,340	$–	$–	$70,340
2022	15,947	–	–	15,947
Global X Metaverse ETF
2023	$163,393	$–	$–	$163,393
2022	38,313	–	–	38,313
Global X PropTech ETF
2023	$453	$–	$–	$453
Global X Carbon Credits Strategy ETF
2023	$3,332	$–	$–	$3,332
Global X Defense Tech ETF
2023	$–	$–	$–	$–

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

7. TAX INFORMATION (continued)

As of November 30, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X Millennial Consumer ETF	Global X Aging Population ETF	Global X Health & Wellness ETF
Undistributed Ordinary Income	$194,672	$194,273	$91,161
Capital Loss Carryforwards	(7,877,205)	(1,817,888)	(2,408,807)
Unrealized Depreciation on Investments and Foreign Currency	(36,049,970)	(7,171,506)	(4,120,919)
Other Temporary Differences	2	(1)	(2)
Total Accumulated Losses	$(43,732,501)	$(8,795,122)	$(6,438,567)

	Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X FinTech ETF	Global X Internet of Things ETF
Undistributed Ordinary Income	$355,545	$–	$1,128,069
Capital Loss Carryforwards	(362,550,597)	(163,535,159)	(14,937,305)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(76,652,636)	(216,757,697)	11,061,610
Other Temporary Differences	–	5	(5)
Total Accumulated Losses	$(438,847,688)	$(380,292,851)	$(2,747,631)

	Global X Funds
	Global X U.S. Infrastructure Development ETF	Global X Autonomous & Electric Vehicles ETF	Global X Artificial Intelligence & Technology ETF
Undistributed Ordinary Income	$20,949,309	$6,458,212	$473,555
Capital Loss Carryforwards	(10,409,498)	(84,987,935)	(5,357,078)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	538,416,361	(248,433,023)	42,259,053
Other Temporary Differences	(6)	(2)	(6)
Total Distributable Earnings (Accumulated Losses)	$548,956,166	$(326,962,748)	$37,375,524

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

7. TAX INFORMATION (continued)

	Global X Funds
	Global X Genomics & Biotechnology ETF	Global X Cloud Computing ETF	Global X Cannabis ETF
Undistributed Ordinary Income	$–	$–	$688,319
Capital Loss Carryforwards	(91,157,377)	(137,743,579)	(240,932,755)
Unrealized Depreciation on Investments and Foreign Currency	(58,003,193)	(254,683,980)	(54,681,631)
Late Year Loss Deferral	(599,083)	(2,450,707)	–
Other Temporary Differences	(7)	4	1
Total Accumulated Losses	$(149,759,660)	$(394,878,262)	$(294,926,066)

	Global X Funds
	Global X Thematic Growth ETF	Global X Video Games & Esports ETF	Global X Cybersecurity ETF
Undistributed Ordinary Income	$51,831	$801,972	$–
Capital Loss Carryforwards	(34,533,615)	(57,802,242)	(181,778,507)
Unrealized Depreciation on Investments and Foreign Currency	(27,561,266)	(86,816,346)	(119,203,710)
Late Year Loss Deferral	–	–	(1,519,320)
Other Temporary Differences	(3)	1	1
Total Accumulated Losses	$(62,043,053)	$(143,816,615)	$(302,501,536)

	Global X Funds
	Global X Telemedicine & Digital Health ETF	Global X China Biotech Innovation ETF	Global X CleanTech ETF
Undistributed Ordinary Income	$–	$432	$265,087
Capital Loss Carryforwards	(96,234,732)	(1,617,473)	(27,530,160)
Unrealized Depreciation on Investments and Foreign Currency	(88,992,353)	(711,104)	(84,701,408)
Late Year Loss Deferral	(374,990)	–	–
Other Temporary Differences	(2)	(2)	(2)
Total Accumulated Losses	$(185,602,077)	$(2,328,147)	$(111,966,483)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

7. TAX INFORMATION (continued)

	Global X Funds
	Global X Data Center REITs & Digital Infrastructure ETF	Global X Clean Water ETF	Global X AgTech & Food Innovation ETF
Undistributed Ordinary Income	$170,095	$72,726	$22,351
Capital Loss Carryforwards	(1,482,945)	(505,130)	(4,134,995)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(9,294,969)	3,530	(1,053,934)
Other Temporary Differences	1	(2)	4
Total Accumulated Losses	$(10,607,818)	$(428,876)	$(5,166,574)

	Global X Funds
	Global X Blockchain ETF	Global X Hydrogen ETF	Global X Solar ETF
Undistributed Ordinary Income	$3,111,798	$–	$–
Capital Loss Carryforwards	(121,973,428)	(11,089,314)	(884,729)
Unrealized Depreciation on Investments and Foreign Currency	(19,969,505)	(39,085,426)	(2,891,833)
Late Year Loss Deferral	–	(77,661)	(755)
Other Temporary Differences	(2)	(3)	–
Total Accumulated Losses	$(138,831,137)	$(50,252,404)	$(3,777,317)

	Global X Funds
	Global X Wind Energy ETF	Global X Green Building ETF	Global X Metaverse ETF
Undistributed Ordinary Income	$16,582	$30,238	$4,339
Capital Loss Carryforwards	(1,582,899)	(265,504)	(103,870)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,584,283)	952	54,478
Other Temporary Differences	–	1	3
Total Accumulated Losses	$(3,150,600)	$(234,313)	$(45,050)

	Global X Funds
	Global X PropTech ETF	Global X Carbon Credits Strategy ETF	Global X Defense Tech ETF
Undistributed Ordinary Income	$63,379	$4,187	$10,808
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	154,612	(89,968)	278,217
Other Temporary Differences	–	2	(2)
Total Distributable Earnings (Accumulated Losses)	$217,991	$(85,779)	$289,023

Qualified late year ordinary (including currency and specified gain/loss items) and Post-October capital losses represent losses realized from January 1, 2023 through November 30, 2023 and November 1, 2023 through November 30, 2023, respectively, that in accordance

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

7. TAX INFORMATION (continued)

with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Millennial Consumer ETF	$2,726,565	$5,150,640	$7,877,205
Global X Aging Population ETF	97,754	1,720,134	1,817,888
Global X Health & Wellness ETF	975,854	1,432,953	2,408,807
Global X Robotics & Artificial Intelligence ETF	233,294,632	129,255,965	362,550,597
Global X FinTech ETF	86,789,499	76,745,660	163,535,159
Global X Internet of Things ETF	6,701,765	8,235,540	14,937,305
Global X U.S. Infrastructure Development ETF	10,409,498	–	10,409,498
Global X Autonomous & Electric Vehicles ETF	55,830,405	29,157,530	84,987,935
Global X Artificial Intelligence & Technology ETF	–	5,357,078	5,357,078
Global X Genomics & Biotechnology ETF	19,413,804	71,743,573	91,157,377
Global X Cloud Computing ETF	31,025,039	106,718,540	137,743,579
Global X Cannabis ETF	105,047,985	135,884,770	240,932,755
Global X Thematic Growth ETF	13,035,416	21,498,199	34,533,615
Global X Video Games & Esports ETF	13,222,627	44,579,615	57,802,242
Global X Cybersecurity ETF	57,642,952	124,135,555	181,778,507
Global X Telemedicine & Digital Health ETF	19,209,414	77,025,318	96,234,732
Global X China Biotech Innovation ETF	518,448	1,099,025	1,617,473
Global X CleanTech ETF	14,228,754	13,301,406	27,530,160
Global X Data Center REITs & Digital Infrastructure ETF	–	1,482,945	1,482,945
Global X Clean Water ETF	195,478	309,652	505,130
Global X AgTech & Food Innovation ETF	1,018,671	3,116,324	4,134,995
Global X Blockchain ETF	74,648,426	47,325,002	121,973,428
Global X Hydrogen ETF	6,892,012	4,197,302	11,089,314
Global X Solar ETF	531,503	353,226	884,729
Global X Wind Energy ETF	921,931	660,968	1,582,899
Global X Green Building ETF	200,582	64,922	265,504
Global X Metaverse ETF	103,870	–	103,870

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

7. TAX INFORMATION (continued)

During the year ended November 30, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X Millennial Consumer ETF	$22,422	$–	$22,422
Global X Aging Population ETF	273,111	–	273,111
Global X U.S. Infrastructure Development ETF	11,204,492	–	11,204,492
Global X Artificial Intelligence & Technology ETF	1,786,484	–	1,786,484
Global X Cloud Computing ETF	2,880,076	–	2,880,076

The Federal tax cost and aggregated gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2023, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Millennial Consumer ETF	$141,429,237	$9,814,641	$(45,864,611)	$(36,049,970)
Global X Aging Population ETF	60,677,156	3,658,211	(10,829,717)	(7,171,506)
Global X Health & Wellness ETF	13,258,681	1,065,956	(5,186,875)	(4,120,919)
Global X Robotics & Artificial Intelligence ETF	2,424,342,799	426,030,350	(502,682,986)	(76,652,636)
Global X FinTech ETF	574,963,641	27,374,463	(244,132,160)	(216,757,697)
Global X Internet of Things ETF	275,614,843	52,681,280	(41,619,670)	11,061,610
Global X U.S. Infrastructure Development ETF	4,559,355,495	745,764,588	(207,348,227)	538,416,361
Global X Autonomous & Electric Vehicles ETF	1,004,875,561	52,757,767	(301,190,790)	(248,433,023)
Global X Artificial Intelligence & Technology ETF	747,854,562	80,537,392	(38,278,339)	42,259,053
Global X Genomics & Biotechnology ETF	154,914,362	2,092,543	(60,095,736)	(58,003,193)
Global X Cloud Computing ETF	836,008,971	65,822,587	(320,506,567)	(254,683,980)
Global X Cannabis ETF	87,401,871	–	(54,681,631)	(54,681,631)
Global X Thematic Growth ETF	60,330,758	–	(27,561,266)	(27,561,266)
Global X Video Games & Esports ETF	226,335,249	3,291,784	(90,108,130)	(86,816,346)
Global X Cybersecurity ETF	779,458,280	50,840,836	(170,044,546)	(119,203,710)
Global X Telemedicine & Digital Health ETF	153,829,986	676,034	(89,668,387)	(88,992,353)
Global X China Biotech Innovation ETF	3,007,752	137,750	(848,854)	(711,104)
Global X CleanTech ETF	152,479,436	2,527,635	(87,229,043)	(84,701,408)
Global X Data Center REITs & Digital Infrastructure ETF	49,522,519	1,261,201	(10,556,170)	(9,294,969)

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

7. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Clean Water ETF	$9,360,224	$876,027	$(872,497)	$3,530
Global X AgTech & Food Innovation ETF	5,645,389	51,699	(1,105,633)	(1,053,934)
Global X Blockchain ETF	124,057,384	11,254,087	(31,223,592)	(19,969,505)
Global X Hydrogen ETF	73,848,134	379,023	(39,464,449)	(39,085,426)
Global X Solar ETF	8,898,717	78,060	(2,969,893)	(2,891,833)
Global X Wind Energy ETF	4,326,753	28,839	(1,613,122)	(1,584,283)
Global X Green Building ETF	2,154,903	157,771	(156,819)	952
Global X Metaverse ETF	2,433,999	328,504	(274,026)	54,478
Global X PropTech ETF	2,668,930	274,425	(119,813)	154,612
Global X Carbon Credits Strategy ETF	1,408,870	8,936	(98,904)	(89,968)
Global X Defense Tech ETF	4,404,778	298,828	(20,611)	278,217

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and partnership adjustments.

8. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

8. CONCENTRATION OF RISKS (continued)

themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes which could lead to increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

8. CONCENTRATION OF RISKS (continued)

in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds (other than the Global X Cannabis ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes).

Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. There

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

8. CONCENTRATION OF RISKS (continued)

remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

9. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

9. LOANS OF PORTFOLIO SECURITIES (continued)

agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules of Investments/Consolidated Schedule of Investments and Statements of Assets and Liabilities/Consolidated Statement of Asset and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities/Consolidated Statement of Asset and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in Global X FinTech ETF, Global X Internet of Things ETF, Global X Artificial Intelligence & Technology ETF, Global X Genomics & Biotechnology ETF, Global X Cannabis ETF, Global X Thematic Growth ETF, Global X Video Games & Esports ETF, Global X Cybersecurity ETF, Global X CleanTech ETF, Global X Blockchain ETF, Global X Solar ETF and Global X Wind Energy ETF are held by BNY and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of November 30, 2023.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

9. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Millennial Consumer ETF	$32,592	$32,592	$—	$—
Global X Robotics & Artificial Intelligence ETF	81,818,095	81,818,095	—	—
Global X FinTech ETF	8,549,815	6,924,833	1,624,982	—
Global X Internet of Things ETF	1,242,244	1,242,244	—	—
Global X Autonomous & Electric Vehicles ETF	57,928,613	57,928,613	—	—
Global X Artificial Intelligence & Technology ETF	2,961,248	1,426,776	1,534,472	—
Global X Genomics & Biotechnology ETF	3,790,397	3,790,397	—	—
Global X Cloud Computing ETF	973,636	973,636	—	—
Global X Cannabis ETF	2,101,655	2,101,655	—	—
Global X Thematic Growth ETF	519,603	519,603	—	—
Global X Video Games & Esports ETF	7,200,617	7,102,973	97,644	—
Global X Cybersecurity ETF	13,011,695	13,011,695	—	—
Global X CleanTech ETF	10,058,238	8,867,386	1,190,852	—
Global X Blockchain ETF	15,198,593	15,198,593	—	—
Global X Solar ETF	37,976	37,976	—	—
Global X Wind Energy ETF	54,740	54,740	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at November 30, 2023 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2023, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

9. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Millennial Consumer ETF
Repurchase Agreements	$25,528	$—	$—	$—	$25,528
Total	$25,528	$—	$—	$—	$25,528
Global X Robotics & Artificial Intelligence ETF
Repurchase Agreements	$66,117,002	$—	$—	$—	$66,117,002
Total	$66,117,002	$—	$—	$—	$66,117,002
Global X FinTech ETF
Repurchase Agreements	$7,247,277	$—	$—	$—	$7,247,277
U.S. Government Securities	—	—	613	1,624,369	1,624,982
Total	$7,247,277	$—	$613	$1,624,369	$8,872,259
Global X Internet of Things ETF
Repurchase Agreements	$1,366,862	$—	$—	$—	$1,366,862
Total	$1,366,862	$—	$—	$—	$1,366,862
Global X Autonomous & Electric Vehicles ETF
Repurchase Agreements	$46,594,943	$—	$—	$—	$46,594,943
Total	$46,594,943	$—	$—	$—	$46,594,943
Global X Artificial Intelligence & Technology ETF
Repurchase Agreements	$1,496,891	$—	$—	$—	$1,496,891
U.S. Government Securities	—	51,524	54,706	1,428,242	1,534,472
Total	$1,496,891	$51,524	$54,706	$1,428,242	$3,031,363
Global X Genomics & Biotechnology ETF
Repurchase Agreements	$4,034,834	$—	$—	$—	$4,034,834
Total	$4,034,834	$—	$—	$—	$4,034,834
Global X Cloud Computing ETF
Repurchase Agreements	$783,762	$—	$—	$—	$783,762
Total	$783,762	$—	$—	$—	$783,762
Global X Cannabis ETF
Repurchase Agreements	$2,766,741	$—	$—	$—	$2,766,741
Total	$2,766,741	$—	$—	$—	$2,766,741
Global X Thematic Growth ETF
Repurchase Agreements	$532,394	$—	$—	$—	$532,394
Total	$532,394	$—	$—	$—	$532,394

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

November 30, 2023

9. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Video Games & Esports ETF
Repurchase Agreements	$7,389,888	$—	$—	$—	$7,389,888
U.S. Government Securities	—	—	—	97,644	97,644
Total	$7,389,888	$—	$—	$97,644	$7,487,532
Global X Cybersecurity ETF
Repurchase Agreements	$13,736,247	$—	$—	$—	$13,736,247
Total	$13,736,247	$—	$—	$—	$13,736,247
Global X CleanTech ETF
Repurchase Agreements	$9,047,149	$—	$—	$—	$9,047,149
U.S. Government Securities	—	9,973	21,810	1,159,069	1,190,852
Total	$9,047,149	$9,973	$21,810	$1,159,069	$10,238,001
Global X Blockchain ETF
Repurchase Agreements	$17,071,665	$—	$—	$—	$17,071,665
Total	$17,071,665	$—	$—	$—	$17,071,665
Global X Solar ETF
Repurchase Agreements	$40,476	$—	$—	$—	$40,476
Total	$40,476	$—	$—	$—	$40,476
Global X Wind Energy ETF
Repurchase Agreements	$57,383	$—	$—	$—	$57,383
Total	$57,383	$—	$—	$—	$57,383

10. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. REVERSE SHARE SPLIT

Effective June 10, 2022, the Global X Cannabis ETF executed a one to six (1:6) reverse share split for shareholders of record after the close of markets on June 10, 2022. The effect of this transaction was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity

Notes to Financial Statements/Notes to Consolidated Financial Statements (Concluded)

November 30, 2023

11. REVERSE SHARE SPLIT (continued)

presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective December 19, 2022, the Board of the Trust approved a reverse share split at the ratio of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by a one to four ratio, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events.

In preparing these financial statements, management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. On January 19, 2024, the Board approved the liquidation of the Global X Health & Wellness ETF, Global X Green Building ETF, Global X China Biotech Innovation ETF, Global X Cannabis ETF, Global X Metaverse ETF and Global X Carbon Credits Strategy ETF. The Funds will be liquidated on or about February 23, 2024.

Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the Funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirty of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2023, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X Aging Population ETF (1)	Global X CleanTech ETF (6)
Global X Artificial Intelligence & Technology ETF (1)	Global X Data Center REITs & Digital Infrastructure ETF (6)
Global X Autonomous & Electric Vehicles ETF (1)	Global X China Biotech Innovation ETF (7)
Global X Health & Wellness ETF (1)	Global X Telemedicine & Digital Health ETF (8)
Global X Internet of Things ETF (1)	Global X AgTech & Food Innovation ETF (9)
Global X Millennial Consumer ETF (1)	Global X Blockchain ETF (9)
Global X FinTech ETF (1)	Global X Hydrogen ETF (9)
Global X Robotics & Artificial Intelligence ETF (1)	Global X Solar ETF (10)
Global X U.S. Infrastructure Development ETF (1)	Global X Wind Energy ETF (10)
Global X Thematic Growth ETF (2)	Global X Clean Water ETF (11)
Global X Cybersecurity ETF (2)	Global X Green Building ETF (12)
Global X Video Games & Esports ETF (2)	Global X Metaverse ETF (13)
Global X Cannabis ETF (3)	Global X Carbon Credits Strategy ETF (14)
Global X Cloud Computing ETF (4)	Global X PropTech ETF (15)
Global X Genomics & Biotechnology ETF (5)	Global X Defense Tech ETF (16)

Report of Independent Registered Public Accounting Firm

1.	Statements of operations for the year ended November 30, 2023, statements of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the five years in the period ended November 30, 2023.
2.	Statements of operations for the year ended November 30, 2023, statements of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the four years in the period ended November 30, 2023 and for the period October 25, 2019 (commencement of operations) through November 30, 2019.
3.	Statement of operations for the year ended November 30, 2023, statement of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the four years in the period ended November 30, 2023 and for the period September 17, 2019 (commencement of operations) through November 30, 2019.
4.	Statement of operations for the year ended November 30, 2023, statement of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the four years in the period ended November 30, 2023 and for the period April 12, 2019 (commencement of operations) through November 30, 2019.
5.	Statement of operations for the year ended November 30, 2023, statement of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the four years in the period ended November 30, 2023 and for the period April 5, 2019 (commencement of operations) through November 30, 2019.
6.	Statements of operations for the year ended November 30, 2023, statements of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the three years in the period ended November 30, 2023 and for the period October 27, 2020 (commencement of operations) through November 30, 2020.
7.	Statement of operations for the year ended November 30, 2023, statement of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the three years in the period ended November 30, 2023 and for the period September 22, 2020 (commencement of operations) through November 30, 2020.
8.	Statement of operations for the year ended November 30, 2023, statement of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the three years in the period ended November 30, 2023 and for the period July 29, 2020 (commencement of operations) through November 30, 2020.
9.	Statements of operations for the year ended November 30, 2023, statements of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the two years in the period ended November 30, 2023 and for the period July 12, 2021 (commencement of operations) through November 30, 2021.
10.	Statements of operations for the year ended November 30, 2023, statements of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the two years in the period ended November 30, 2023 and for the period September 8, 2021 (commencement of operations) through November 30, 2021.
11.	Statement of operations for the year ended November 30, 2023, statement of changes in net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the two years in the period ended November 30, 2023 and for the period April 8, 2021 (commencement of operations) through November 30, 2021.
12.	Statement of operations for the year ended November 30, 2023, statement of changes in net assets and the financial highlights for the year ended November 30, 2023 and for the period April 11, 2022 (commencement of operations) through November 30, 2022.
13.	Statement of operations for the year ended November 30, 2023, statement of changes in net assets and the financial highlights for the year ended November 30, 2023 and for the period April 26, 2022 (commencement of operations) through November 30, 2022.

Report of Independent Registered Public Accounting Firm

14.	Consolidated statements of operations and of changes in net assets and the consolidated financial highlights for the period May 24, 2023 (commencement of operations) through November 30, 2023.
15.	Statements of operations and of changes in net assets and the financial highlights for the period April 11, 2023 (commencement of operations) through November 30, 2023.
16.	Statements of operations and of changes in net assets and the financial highlights for the period September 11, 2023 (commencement of operations) through November 30, 2023.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodians, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

 Philadelphia, Pennsylvania

 February 8, 2024

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from June 1, 2023 to November 30, 2023.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Millennial Consumer ETF
Actual Fund Return	$1,000.00	$966.40	0.50%	$2.46
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Aging Population ETF
Actual Fund Return	$1,000.00	$888.00	0.48%	$2.27
Hypothetical 5% Return	1,000.00	1,022.66	0.48	2.43

Global X Health & Wellness ETF
Actual Fund Return	$1,000.00	$875.30	0.44%	$2.07
Hypothetical 5% Return	1,000.00	1,022.86	0.44	2.23

Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$913.00	0.69%	$3.31
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50

Global X FinTech ETF
Actual Fund Return	$1,000.00	$901.70	0.67%	$3.19
Hypothetical 5% Return	1,000.00	1,021.71	0.67	3.40

Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$925.80	0.67%	$3.23
Hypothetical 5% Return	1,000.00	1,021.71	0.67	3.40

Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$1,045.40	0.49%	$2.51
Hypothetical 5% Return	1,000.00	1,022.61	0.49	2.48

Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$937.90	0.66%	$3.21
Hypothetical 5% Return	1,000.00	1,021.76	0.66	3.35

Global X Artificial Intelligence & Technology ETF
Actual Fund Return	$1,000.00	$1,102.40	0.82%	$4.32
Hypothetical 5% Return	1,000.00	1,020.96	0.82	4.15

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Genomics & Biotechnology ETF
Actual Fund Return	$1,000.00	$723.30	0.45%	$1.94
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

Global X Cloud Computing ETF
Actual Fund Return	$1,000.00	$1,058.90	0.68%	$3.51
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X Cannabis ETF
Actual Fund Return	$1,000.00	$787.10	0.51%	$2.28
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59

Global X Thematic Growth ETF
Actual Fund Return	$1,000.00	$917.30	0.50%	$2.40
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Video Games & Esports ETF
Actual Fund Return	$1,000.00	$1,015.60	0.50%	$2.53
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Cybersecurity ETF
Actual Fund Return	$1,000.00	$1,102.30	0.50%	$2.64
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Telemedicine & Digital Health ETF
Actual Fund Return	$1,000.00	$803.40	0.68%	$3.07
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Global X China Biotech Innovation ETF
Actual Fund Return	$1,000.00	$1,042.90	0.65%	$3.33
Hypothetical 5% Return	1,000.00	1,021.81	0.65	3.29

Global X CleanTech ETF
Actual Fund Return	$1,000.00	$690.90	0.50%	$2.12
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Data Center REITs & Digital Infrastructure ETF
Actual Fund Return	$1,000.00	$1,109.70	0.50%	$2.64
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Clean Water ETF
Actual Fund Return	$1,000.00	$1,065.80	0.50%	$2.59
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X AgTech & Food Innovation ETF
Actual Fund Return	$1,000.00	$853.80	0.50%	$2.32
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Blockchain ETF
Actual Fund Return	$1,000.00	$1,202.00	0.50%	$2.76
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Hydrogen ETF
Actual Fund Return	$1,000.00	$751.20	0.50%	$2.19
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Solar ETF
Actual Fund Return	$1,000.00	$655.30	0.50%	$2.07
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Wind Energy ETF
Actual Fund Return	$1,000.00	$794.30	0.50%	$2.25
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Global X Green Building ETF
Actual Fund Return	$1,000.00	$1,118.20	0.45%	$2.39
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

Global X Metaverse ETF
Actual Fund Return	$1,000.00	$1,124.80	0.50%	$2.66
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Disclosure of Fund Expenses (unaudited) (Concluded)

	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X PropTech ETF
Actual Fund Return	$1,000.00	$1,076.80	0.51%	$2.66
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59

Global X Carbon Credits Strategy ETF
Actual Fund Return	$1,000.00	$942.30	0.40%	$1.95
Hypothetical 5% Return	1,000.00	1,023.06	0.40	2.03

Global X Defense Tech ETF*
Actual Fund Return	$1,000.00	$1,089.00	0.50%	$1.16	(2)
Hypothetical 5% Return	1,000.00	1,009.99	0.50	1.12

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 81/365 (to reflect the period from inception to date).
*	The Fund commenced operations on September 11, 2023.

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on May 19, 2023 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”) for the Global X Defense Tech ETF (“New Fund”) and (ii) the initial Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf of the New Fund, and Global X Management Company LLC, the Trust’s investment adviser (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

At a Board meeting of the Trust held on November 16, 2023, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund” and referred to collectively as the “Renewal Funds”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 16, 2023 Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the November 16, 2023 Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements for a full annual period in order to provide the Independent Trustees with the opportunity to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously with

Approval of Investment Advisory Agreement (unaudited) (Continued)

the Board’s consideration of the Renewal Agreements, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements for a full year. At a Board meeting of the Trust held on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements for an aggregate one-year period ending November 30, 2024.

In the course of their consideration of the New Fund Agreements and Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management

Approval of Investment Advisory Agreement (unaudited) (Continued)

or made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the date of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or

Approval of Investment Advisory Agreement (unaudited) (Continued)

focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fees for the New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fees for the New Fund appropriately addressed economies of scale.

Approval of Investment Advisory Agreement (unaudited) (Continued)

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required

Approval of Investment Advisory Agreement (unaudited) (Continued)

to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and

Approval of Investment Advisory Agreement (unaudited) (Continued)

discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these

Approval of Investment Advisory Agreement (unaudited) (Concluded)

economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (UNAUDITED)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of a Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Funds’ Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (UNAUDITED)

The Trustees and officers are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-888-493-8631. The address for all Trustees and officers is c/o Global X Funds®, 605 3rd Avenue, 43rd Floor, New York, New York 10158. The following chart lists Trustees and Officers as of December 15, 2023.

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee[4]	Other Directorships Held by Trustees
Independent Trustees[1,2]
Charles A. Baker (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	113 funds (109 of which were operational)	Trustee of OSI ETF Trust (2016-2022).
Susan M. Ciccarone (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	113 funds (109 of which were operational)	Director of E78 Partners (since 2022); Director of ProSight Global, Inc. (since 2021); Director of Casa Holdco LP, parent of Celink (since 2018); Chairman, Payment Alliance International, Inc. (2019-2021).
Clifford J. Weber (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013- 2015).	113 funds (109 of which were operational)	Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); Trustee of Clough Global Opportunities Fund (since 2017); Chairman (2017-2023) and Trustee (2015- 2023) of Clough Funds Trust; and Chairman and Trustee of Elevation ETF Trust (2016-2018).

Trustees and Officers of the Trust (UNAUDITED)

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee/Officers[1,2]
Thomas Park (1978)	President (since 11/2023)	Chief Executive Officer, GXMC (since 11/2023); Co-Chief Executive Officer Mirae Asset Global Investments (USA) (since 12/2022); President of Mirae Asset Global Investments (USA) (1/2020- 12/2022); and Executive Managing Director of Mirae Asset Global Investments (USA) (2011- 2022).	N/A	N/A
Alex Ashby (1986)	Chief Operating Officer (since 11/2023)	Head of Product Development, GXMC (since 2019); Vice President, Director of Product Development (2015 - 2018).	N/A	N/A
Susan Lively (1981)	Secretary (since 09/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A
Eric Griffith[3] (1969)	Assistant Secretary (since 02/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A
Joe Costello (1974)	Chief Compliance Officer (since 09/2016)	Chief Compliance Officer, GXMC (since 09/2016).	N/A	N/A
Ronnie Riven (1984)	Chief Financial Officer (since 11/2023); Treasurer and Principal Accounting Officer (since 12/2020)	Head of Finance & Business Management, GXMC (since 01/2022); Treasurer, GXMC (since 02/2022); Director of Finance, GXMC (08/2018- 12/2021); Director of Accounting and Finance at Barclays Center (2016-2018).	N/A	N/A
Eric Olsen[3] (1970)	Assistant Treasurer (since 05/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021).	N/A	N/A

1	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2	Luis Berruga served as an Interested Trustee of the Trust until December 15, 2023, and as President of the Trust until November 21, 2023. John Belanger served as Chief Operating Officer of the Trust and as Chief Financial Officer of the Trust until November 28, 2023.
3	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.
4	As of November 30, 2023.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have a November 30, 2023 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2023, the Funds have designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)
Global X Millennial Consumer ETF
0.00%	0.00%	100.00%	100.00%	100.00%
Global X Aging Population ETF
0.00%	0.00%	100.00%	100.00%	58.65%
Global X Health & Wellness ETF
0.00%	0.00%	100.00%	100.00%	49.75%
Global X Robotics & Artificial Intelligence ETF
0.00%	0.00%	100.00%	100.00%	13.76%
Global X FinTech ETF
3.21%	0.00%	96.79%	100.00%	100.00%
Global X Internet of Things ETF
0.00%	0.00%	100.00%	100.00%	79.28%
Global X U.S. Infrastructure Development ETF
0.00%	0.00%	100.00%	100.00%	100.00%
Global X Autonomous & Electric Vehicles ETF
0.00%	0.00%	100.00%	100.00%	39.67%
Global X Artificial Intelligence & Technology ETF
0.00%	0.00%	100.00%	100.00%	100.00%
Global X Genomics & Biotechnology ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cloud Computing ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cannabis ETF
0.00%	0.00%	100.00%	100.00%	24.33%
Global X Thematic Growth ETF
0.00%	0.00%	100.00%	100.00%	37.14%
Global X Video Games & Esports ETF
0.00%	0.00%	100.00%	100.00%	12.13%
Global X Cybersecurity ETF
0.00%	94.73%	5.27%	100.00%	100.00%
Global X Telemedicine & Digital Health ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X China Biotech Innovation ETF
0.00%	0.00%	100.00%	100.00%	0.00%
Global X CleanTech ETF
0.00%	0.00%	100.00%	100.00%	0.00%
Global X Data Center REITS & Digital Infrastructure ETF
0.00%	3.33%	96.67%	100.00%	8.32%
Global X Clean Water ETF
0.00%	0.00%	100.00%	100.00%	47.34%
Global X AgTech & Food Innovation ETF
0.00%	0.00%	100.00%	100.00%	34.07%
Global X Blockchain ETF
0.00%	0.00%	100.00%	100.00%	0.02%
Global X Hydrogen ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Solar ETF
0.00%	0.00%	0.00%	0.00%	0.00%
Global X Wind Energy ETF
0.00%	0.00%	100.00%	100.00%	0.00%
Global X Green Building ETF
0.00%	0.00%	100.00%	100.00%	4.65%
Global X Metaverse ETF
0.00%	0.00%	100.00%	100.00%	4.00%
Global X PropTech ETF
0.00%	0.00%	100.00%	100.00%	2.69%
Global X Carbon Credits Strategy ETF
0.00%	0.00%	100.00%	100.00%	85.77%

Notice to Shareholders (UNAUDITED)

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)
Global X Defense Tech ETF
0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

Notice to Shareholders (UNAUDITED)

Qualifying Dividend Income (2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Millennial Consumer ETF
100.00%	0.00%	0.51%	0.00%	0.00%	0.00%
Global X Aging Population ETF
100.00%	0.00%	0.23%	0.00%	0.00%	0.00%
Global X Health & Wellness ETF
100.00%	0.00%	0.06%	0.00%	0.00%	9.63%
Global X Robotics & Artificial Intelligence ETF
100.00%	0.00%	0.65%	0.00%	0.00%	0.00%
Global X FinTech ETF
100.00%	0.00%	0.35%	0.00%	0.00%	0.00%
Global X Internet of Things ETF
100.00%	0.00%	0.09%	0.00%	0.00%	0.00%
Global X U.S. Infrastructure Development ETF
100.00%	0.00%	0.26%	0.00%	0.00%	0.00%
Global X Autonomous & Electric Vehicles ETF
96.11%	0.00%	0.10%	0.00%	0.00%	0.00%
Global X Artificial Intelligence & Technology ETF
100.00%	0.00%	0.12%	0.00%	0.00%	0.00%
Global X Genomics & Biotechnology ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cloud Computing ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Cannabis ETF
24.33%	0.00%	0.29%	0.00%	0.00%	0.00%
Global X Thematic Growth ETF
42.84%	0.00%	0.25%	0.00%	0.00%	0.00%
Global X Video Games & Esports ETF
96.62%	0.00%	0.13%	0.00%	0.00%	40.36%
Global X Cybersecurity ETF
100.00%	0.18%	1.51%	0.00%	0.00%	0.00%
Global X Telemedicine & Digital Health ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X China Biotech Innovation ETF
100.00%	0.00%	0.89%	0.00%	0.00%	0.00%
Global X CleanTech ETF
86.17%	0.00%	0.08%	0.00%	0.00%	0.00%
Global X Data Center REITS & Digital Infrastructure ETF
21.10%	0.00%	0.34%	100.00%	0.00%	0.00%
Global X Clean Water ETF
97.14%	0.06%	0.07%	0.00%	0.00%	0.00%
Global X AgTech & Food Innovation ETF
88.59%	0.31%	0.36%	0.00%	0.00%	0.00%
Global X Blockchain ETF
0.02%	0.00%	0.06%	0.00%	0.00%	0.00%
Global X Hydrogen ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Solar ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Wind Energy ETF
100.00%	0.00%	0.78%	0.00%	0.00%	21.75%
Global X Green Building ETF
52.83%	0.00%	0.04%	0.00%	0.00%	4.55%
Global X Metaverse ETF
16.11%	0.00%	0.04%	100.00%	0.00%	0.00%
Global X PropTech ETF
12.90%	9.83%	0.07%	0.00%	0.00%	0.00%
Global X Carbon Credits Strategy ETF
83.54%	100.00%	100.00%	0.00%	0.00%	0.00%
Global X Defense Tech ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New

Notice to Shareholders (UNAUDITED)

York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend’’ and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended November 30, 2023, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Health & Wellness ETF	$122,801	$20,828
Global X Video Games & Esports ETF	925,226	186,447
Global X Wind Energy ETF	67,367	13,305
Global X Green Building ETF	68,811	3,351

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2023. Complete information will be computed and reported in conjunction with your 2023 Form 1099- DIV.

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-007-0800

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PwC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,235,693	$0	$0	$1,148,958	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$392,972	$0	$0	$406,447	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e) (1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $392,972 and $406,447, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

The Registrant's disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files or submits under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Shareholder Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures were not effective due to a material weakness. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant's annual or interim financial statements will not be prevented or detected on a timely basis.

The Global X Aging Population ETF, Global X Cannabis ETF and Global X Genomics & Biotechnology ETF did not design or maintain effective controls to address the valuation, and associated fair value leveling disclosures, of certain fair valued investments in accordance with U.S. GAAP. Specifically, controls were not designed or maintained to evaluate reasonably available observable inputs related to the valuation of certain securities for which trading on a recognized exchange were halted. This material weakness did not result in a misstatement of previously issued financial statements. This material weakness resulted in audit adjustments, which adjustments are reflected in the financial statements of the Global X Cannabis ETF included herein, to increase Investments, at value and Net change in unrealized appreciation (depreciation) on investments for the year ended November 30, 2023. Additionally, this material weakness could result in a misstatement of the aforementioned account balances or disclosures that would result in a material misstatement of the annual or interim financial statements that would not be prevented or detected.

Management's Remediation Plan

Management is implementing enhancements to its disclosure controls and procedures to remediate the material weakness described above. In addition to the fair value committee meetings that presently occur on a monthly basis, management will perform a periodic, interim evaluation of all securities for which trading on a recognized exchange is halted to determine whether any additional reasonably observable inputs have become available, and, if available, such observable inputs will be considered in the valuation of those halted securities.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Thomas Park
Thomas Park
President

Date: February 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas Park
Thomas Park
President

Date: February 8, 2024

By (Signature and Title)	/s/ Ronnie Riven
Ronnie Riven
Chief Financial Officer

Date: February 8, 2024